                                                           File Number 2-97564

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                    Pre-Effective Amendment Number
                                                    --------            ----
                    Post-Effective Amendment Number     X                28
                                                    --------            ----
                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           Amendment Number             X                27
                                                    --------            ----
                             VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)
       --------------------------------------------------------------------
                           (Exact Name of Registrant)


                        MINNESOTA LIFE INSURANCE COMPANY
             (formerly The Minnesota Mutual Life Insurance Company)
       --------------------------------------------------------------------
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
       --------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
       --------------------------------------------------------------------
              (Depositor's Telephone Number, Including Area Code)
                                Dwayne C. Radel
                           Senior Vice President and
                                General Counsel
                       Minnesota Life Insurance Company
                           400 Robert Street North
                       St. Paul, Minnesota  55101-2098
                   (Name and Address of Agent for Service)
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

        immediately upon filing pursuant to paragraph (b)
    ---

     X  on May 1, 2009 pursuant to paragraph (b) of Rule 485
    ---


        60 days after filing pursuant to paragraph (a)(i)
    ---
        on (date) pursuant to paragraph (a)(i)
    ---
        75 days after filing pursuant to paragraph (a)(ii)
    ---
        on (date) pursuant to paragraph (a)(ii) of Rule 485.
    ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES BEING REGISTERED
Variable Annuity Contracts

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                      VARIABLE ANNUITY CONTRACT PROSPECTUS
         FLEXIBLE PAYMENT AND SINGLE PAYMENT VARIABLE ANNUITY CONTRACTS
                  OF MINNESOTA LIFE'S VARIABLE ANNUITY ACCOUNT

 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS FOR PERSONAL RETIREMENT PLANS

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                            Telephone: 1-800-362-3141
                          http://www.minnesotalife.com

This Prospectus describes individual, single and flexible payment, variable annuity contracts (the "Contract(s)") offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account. The Variable Annuity Account invests in the following Fund portfolios:

-    Advantus Series Fund, Inc.

     -    Bond Portfolio -- Class 2 Shares

     -    Index 400 Mid-Cap Portfolio -- Class 2 Shares

     -    Index 500 Portfolio -- Class 2 Shares

     -    International Bond Portfolio -- Class 2 Shares

     -    Money Market Portfolio

     -    Mortgage Securities Portfolio -- Class 2 Shares

     -    Real Estate Securities Portfolio -- Class 2 Shares

- Credit Suisse Trust


     - International Equity Flex II Portfolio (formerly known as Global Small Cap Portfolio)


-    Fidelity(R) Variable Insurance Products Funds

     -    Contrafund(R) Portfolio -- Service Class 2 Shares

     -    Equity-Income Portfolio -- Service Class 2 Shares

     -    Mid Cap Portfolio -- Service Class 2 Shares

-    Franklin Templeton Variable Insurance Products Trust

     -    Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares

     -    Templeton Developing Markets Securities Fund -- Class 2 Shares

     -    Templeton Global Asset Allocation Fund -- Class 2 Shares


- Ivy Funds Variable Insurance Portfolios, Inc. (formerly known as W&R Target Funds, Inc.)

     -    Ivy Funds VIP Asset Strategy

     -    Ivy Funds VIP Balanced

     -    Ivy Funds VIP Core Equity

     -    Ivy Funds VIP Growth

     -    Ivy Funds VIP International Growth

     -    Ivy Funds VIP International Value

     -    Ivy Funds VIP Micro Cap Growth

     -    Ivy Funds VIP Science and Technology

     -    Ivy Funds VIP Small Cap Growth

     -    Ivy Funds VIP Small Cap Value

     -    Ivy Funds VIP Value


-    Janus Aspen Series

     -    Forty Portfolio -- Service Shares


     - Overseas Portfolio -- Service Shares (formerly known as International Growth Portfolio)

Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

   THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF
                        THE FUND PORTFOLIOS SHOWN ABOVE.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
  OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


 The date of this Prospectus and of the Statement of Additional Information is:
                                   May 1, 2009

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

TABLE OF CONTENTS


   SPECIAL TERMS                                                              1
   HOW TO CONTACT US                                                          2
   QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS                 3
   EXPENSE TABLE                                                              6
   GENERAL DESCRIPTIONS                                                      10
      Minnesota Life Insurance Company                                       10
      Variable Annuity Account                                               10
      The Funds                                                              11
      Additions, Deletions or Substitutions                                  12
      Compensation Paid for the Sale of Contracts                            13
      Payments Made by Underlying Mutual Funds                               15
   CONTRACT CHARGES                                                          16
      Sales Charges                                                          16
      Mortality and Expense Risk Charges                                     17
      Premium Taxes                                                          17
   VOTING RIGHTS                                                             18
   DESCRIPTION OF THE CONTRACTS                                              18
      General Provisions                                                     18
      Annuity Payments and Options                                           20
      Death Benefits                                                         25
      Purchase Payments and Value of the Contract                            26
      Redemptions                                                            31
      General Account                                                        32
   FEDERAL TAX STATUS                                                        32
   PERFORMANCE DATA                                                          39
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM                  39
   STATEMENT OF ADDITIONAL INFORMATION                                       40
   APPENDIX A -- CONDENSED FINANCIAL INFORMATION                            A-1
   APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                    B-1
   APPENDIX C -- TYPES OF QUALIFIED PLANS                                   C-1

                 (This page has been left blank intentionally.)

SPECIAL TERMS

     As used in this Prospectus, the following terms have the indicated meanings:

     ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

     ACCUMULATION VALUE: the sum of your values under a contract in the General Account and in the Variable Annuity Account.

     ANNUITANT: the person who may receive lifetime benefits under the contract.

     ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

     ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

     CODE: the Internal Revenue Code of 1986, as amended.

     CONTRACT OWNER: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

     CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

     FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

     FUND(S) OR PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this prospectus, and in the Question and Answer section following.

     GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

     PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

     PURCHASE PAYMENTS: amounts paid to us under your contract.

     SEPARATE ACCOUNT: see definition of Variable Annuity Account.

     VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

     VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account. The investment experience of its assets is kept separate from our other assets.

     VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

     WE, OUR, US: Minnesota Life Insurance Company.

     YOU, YOUR: the Contract Owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

     ON THE INTERNET

     Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:

          -    Account values

          -    Variable Investment Performance

          -    Interest rates (when applicable)

          -    Service forms

          -    Beneficiary information

          - Transactions to transfer among investment options or change your allocation percentage.

          -    Contribution and transaction history

     MINNESOTA LIFE'S ANNUITY SERVICE LINE

     - Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The Automated Service line provides around-the-clock access to:

          -    Account Values

          -    Unit Values

          -    Interest Rates

     - Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time, during normal business days.

     BY MAIL

     -    For contributions sent by regular mail:

          Minnesota Life
          Annuity Services
          P.O. Box 64628
          St. Paul, MN 55164-0628

     - All other service requests, inquiries and overnight express mail should be sent to:

          Annuity Services A3-9999
          400 Robert Street North
          St. Paul, MN 55101-2098

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

     WHAT IS AN ANNUITY?

     An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

     WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

     The contracts are combined fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to our General Account or Variable Annuity Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values, in the Variable Annuity Account. In the General Account, your purchase payments receive certain interest and principal guarantees.

     WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

     We offer two types of contracts. They are the single payment variable annuity contract and the flexible payment variable annuity contract.

     WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?

     Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible funds.

     The available Portfolios of the Advantus Series Fund Inc. are:

          Bond Portfolio -- Class 2 Shares
          Index 400 Mid-Cap Portfolio -- Class 2 Shares Index 500 Portfolio -- Class 2 Shares International Bond Portfolio -- Class 2 Shares Money Market Portfolio
          Mortgage Securities Portfolio -- Class 2 Shares Real Estate Securities Portfolio -- Class 2 Shares

     The Variable Annuity Account also invests in:

          -    Credit Suisse Trust


               -    International Equity Flex II Portfolio


          -    Fidelity(R) Variable Insurance Products Funds

               -    Contrafund(R) Portfolio -- Service Class 2 Shares

               -    Equity-Income Portfolio -- Service Class 2 Shares

               -    Mid Cap Portfolio -- Service Class 2 Shares

     -    Franklin Templeton Variable Insurance Products Trust

          -    Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares

          -    Templeton Developing Markets Securities Fund -- Class 2 Shares

          -    Templeton Global Asset Allocation Fund -- Class 2 Shares


     -    Ivy Funds Variable Insurance Portfolios, Inc.

          -    Ivy Funds VIP Asset Strategy

          -    Ivy Funds VIP Balanced

          -    Ivy Funds VIP Core Equity

          -    Ivy Funds VIP Growth

          -    Ivy Funds VIP International Growth

          -    Ivy Funds VIP International Value

          -    Ivy Funds VIP Micro Cap Growth

          -    Ivy Funds VIP Science and Technology

          -    Ivy Funds VIP Small Cap Growth

          -    Ivy Funds VIP Small Cap Value

          -    Ivy Funds VIP Value


     -    Janus Aspen Series

          -    Forty Portfolio -- Service Shares


          -    Overseas Portfolio -- Service Shares

     There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund's prospectus before investing in the contract.


     CAN YOU CHANGE THE PORTFOLIO SELECTED?

     Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

     WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

     We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

     We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

     Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

     Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

     The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years.

     We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


     The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.47% to 1.79% of average daily net assets of the Portfolios on an annual basis.


     We reserve the right to impose a charge on transfers between portfolios, however no charge is currently imposed. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one.

EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

     SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of   6% decreasing uniformly by .05% for
   amount surrendered)                    each of the first 120 months from the
                                          contract date

     The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

     SEPARATE ACCOUNT ANNUAL EXPENSES
     (as a percentage of average account value)

                                                    MAXIMUM
                                         CURRENT   POSSIBLE
                                          CHARGE    CHARGE
                                         -------   --------
Mortality and Expense Risk Fees*          1.25%      1.40%
                                          ----       ----
Total Separate Account Annual Expenses    1.25%      1.40%
                                          ====       ====

     FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

     CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of   9% decreasing uniformly by .075% for
   amount surrendered)                    each of the  first 120 months from the
                                          contract date

     The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

     SEPARATE ACCOUNT ANNUAL EXPENSES
     (as a percentage of average account value)

                                                    MAXIMUM
                                         CURRENT   POSSIBLE
                                          CHARGE    CHARGE
                                         -------   --------
Mortality and Expense Risk Fees*           1.25%     1.40%
                                           ----      -----
Total Separate Account Annual Expenses     1.25%     1.40%
                                           ====      =====

*Note: We reserve the right to increase the mortality and expense risk fee to not more than the amount shown in the column "Maximum Possible Charge".

     The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own either the Single Payment or Flexible Payment Deferred Variable Annuity contracts. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.


TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES    MINIMUM   MAXIMUM
                                                     -------   -------
(expenses that are deducted from portfolio assets,
   including management fees, distribution and/or
   service (12b-1) fees, and other expenses)           0.47%     1.79%

     CONTRACT OWNER EXPENSE EXAMPLE

     This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

     MULTIOPTION SINGLE

     CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

     The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                          IF YOU ANNUITIZE AT THE END
                                     IF YOU SURRENDERED YOUR             OF THE APPLICABLE TIME PERIOD
                                   CONTRACT AT THE END OF THE                   OR YOU DO NOT
                                     APPLICABLE TIME PERIOD                 SURRENDER YOUR CONTRACT
                             -------------------------------------   -------------------------------------
                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                             ------   -------   -------   --------   ------   -------   -------   --------
MAXIMUM PORTFOLIO EXPENSES    $803     $1,340    $1,894    $3,355     $307      $939     $1,596    $3,355
MINIMUM PORTFOLIO EXPENSES    $677     $  959    $1,251    $2,031     $175      $542     $  934    $2,031


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                          IF YOU ANNUITIZE AT THE END
                                     IF YOU SURRENDERED YOUR             OF THE APPLICABLE TIME PERIOD
                                   CONTRACT AT THE END OF THE                      OR YOU DO NOT
                                     APPLICABLE TIME PERIOD                 SURRENDER YOUR CONTRACT
                             -------------------------------------   -------------------------------------
                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                             ------   -------   -------   --------   ------   -------   -------   --------
MAXIMUM PORTFOLIO EXPENSES    $817     $1,382    $1,964    $3,494     $322      $983     $1,669     $3,494
MINIMUM PORTFOLIO EXPENSES    $691     $1,003    $1,327    $2,192     $190      $588     $1,012     $2,192

     MULTIOPTION FLEX

     CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

     The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                          IF YOU ANNUITIZE AT THE END
                                     IF YOU SURRENDERED YOUR             OF THE APPLICABLE TIME PERIOD
                                   CONTRACT AT THE END OF THE                    OR YOU DO NOT
                                     APPLICABLE TIME PERIOD                 SURRENDER YOUR CONTRACT
                             -------------------------------------   -------------------------------------
                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                             ------   -------   -------   --------   ------   -------   -------   --------
MAXIMUM PORTFOLIO EXPENSES   $1,050    $1,540    $2,043    $3,355     $307      $939     $1,596    $3,355
MINIMUM PORTFOLIO EXPENSES   $  928    $1,167    $1,410    $2,031     $175      $542     $  934    $2,031


     CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

     The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                          IF YOU ANNUITIZE AT THE END
                                     IF YOU SURRENDERED YOUR             OF THE APPLICABLE TIME PERIOD
                                   CONTRACT AT THE END OF THE                    OR YOU DO NOT
                                     APPLICABLE TIME PERIOD                 SURRENDER YOUR CONTRACT
                             -------------------------------------   -------------------------------------
                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                             ------   -------   -------   --------   ------   -------   -------   --------
MAXIMUM PORTFOLIO EXPENSES   $1,064    $1,582    $2,112    $3,494      $322     $983     $1,669    $3,494
MINIMUM PORTFOLIO EXPENSES   $  942    $1,210    $1,494    $2,192      $190     $588     $1,012    $2,192


     The examples in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

     The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

     CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

     Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing on a Minnesota Life form.

     Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age
     59 1/2.

     DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

     Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be extended. In California, the free look period is extended to 30 days' time. These rights are subject to change and may vary among the states.

     IS THERE A GUARANTEED DEATH BENEFIT?

     Yes. The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit in the case of the single payment contract shall be equal to the greater of:

          -    the amount of the accumulation value payable at death; or

          - the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

     The death benefit in the case of the flexible payment contract shall be equal to the greater of:

          -    the amount of the accumulation value payable at death; or

          - the amount of the total purchase payments paid to us, less all contract withdrawals.

     WHAT ANNUITY OPTIONS ARE AVAILABLE?

     The annuity options available are:

          -    a life annuity;

          - a life annuity with a period certain of 120 months, 180 months or 240 months;

          -    a joint and last survivor annuity; and

          -    a period certain annuity.

     Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

     WHAT IF THE OWNER DIES?

     If you die before payments begin, we will pay the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

     If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

     WHAT VOTING RIGHTS DO YOU HAVE?

     Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

     A. MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

     B. VARIABLE ANNUITY ACCOUNT


     We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940.


     The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

     The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

     C. THE FUNDS

     Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.

                                                                                 INVESTMENT                         INVESTMENT
                         FUND/PORTFOLIO                                           ADVISER                          SUB-ADVISER
--------------------------------------------------------------  ------------------------------------------  ------------------------
ADVANTUS SERIES FUND, INC.:
Bond Portfolio - Class 2 Shares                                 Advantus Capital Management, Inc.
Index 400 Mid-Cap Portfolio - Class 2 Shares                    Advantus Capital Management, Inc.
Index 500 Portfolio - Class 2 Shares                            Advantus Capital Management, Inc.
International Bond Portfolio - Class 2 Shares                   Advantus Capital Management, Inc.           Franklin Advisers, Inc.
Money Market Portfolio*                                         Advantus Capital Management, Inc.
Mortgage Securities Portfolio - Class 2 Shares                  Advantus Capital Management, Inc.
Real Estate Securities Portfolio - Class 2 Shares               Advantus Capital Management, Inc.
CREDIT SUISSE TRUST:

International Equity Flex II Portfolio                          Credit Suisse Asset Management, LLC         Credit Suisse Asset
                                                                                                            Management Limited
                                                                                                            (London)
                                                                                                            Credit Suisse Asset
                                                                                                            Management Limited
                                                                                                            (Australia)
                                                                                                            Credit Suisse Asset
                                                                                                            Management Limited
                                                                                                            (Japan)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:
Contrafund(R) Portfolio - Service Class 2 Shares                Fidelity Management & Research
                                                                Company
                                                                FMR Co., Inc.
                                                                Fidelity Management & Research (U.K.)
                                                                Inc. (FMR U.K.)
                                                                Fidelity Research & Analysis Company
                                                                Fidelity International Investment
                                                                Advisors (FIIA)
                                                                Fidelity International Investment Advisors
                                                                (U.K.) Limited (FIIA (U.K.) L)
                                                                Fidelity Investments Japan Limited (FIJ)
Equity-Income Portfolio - Service Class 2 Shares                Fidelity Management & Research
                                                                Company
                                                                FMR Co., Inc.
                                                                Fidelity Management & Research (U.K.)
                                                                Inc. (FMR U.K.)
                                                                Fidelity Research & Analysis Company
                                                                Fidelity International Investment
                                                                Advisors (FIIA)
                                                                Fidelity International Investment Advisors
                                                                (U.K.) Limited (FIIA (U.K.) L)
                                                                Fidelity Investments Japan Limited (FIJ)
Mid Cap Portfolio - Service Class 2 Shares                      Fidelity Management & Research
                                                                Company
                                                                FMR Co., Inc.
                                                                Fidelity Management & Research (U.K.)
                                                                Inc. (FMR U.K.)
                                                                Fidelity Research & Analysis Company
                                                                Fidelity International Investment
                                                                Advisors (FIIA)
                                                                Fidelity International Investment Advisors
                                                                (U.K.) Limited (FIIA (U.K.) L)
                                                                Fidelity Investments Japan Limited (FIJ)

                                                                                 INVESTMENT                         INVESTMENT
                         FUND/PORTFOLIO                                           ADVISER                          SUB-ADVISER
--------------------------------------------------------------  ------------------------------------------  ------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares  Franklin Advisers, Inc.
Templeton Developing Markets Securities Fund - Class 2 Shares   Templeton Asset Management Ltd.
Templeton Global Asset Allocation Fund - Class 2 Shares         Templeton Investment Counsel, LLC

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:

Ivy Funds VIP Asset Strategy                                    Waddell & Reed Investment
                                                                Management Company
Ivy Funds VIP Balanced                                          Waddell & Reed Investment
                                                                Management Company
Ivy Funds VIP Core Equity                                       Waddell & Reed Investment
                                                                Management Company
Ivy Funds VIP Growth                                            Waddell & Reed Investment
                                                                Management Company
Ivy Funds VIP International Growth                              Waddell & Reed Investment
                                                                Management Company
Ivy Funds VIP International Value                               Waddell & Reed Investment                   Templeton Investment
                                                                Management Company                          Counsel, LLC
Ivy Funds VIP Micro Cap Growth                                  Waddell & Reed Investment                   Wall Street Associates
                                                                Management Company
Ivy Funds VIP Science and Technology                            Waddell & Reed Investment
                                                                Management Company
Ivy Funds VIP Small Cap Growth                                  Waddell & Reed Investment
                                                                Management Company
Ivy Funds VIP Small Cap Value                                   Waddell & Reed Investment
                                                                Management Company
Ivy Funds VIP Value                                             Waddell & Reed Investment
                                                                Management Company
JANUS ASPEN SERIES:

Forty Portfolio - Service Shares                                Janus Capital Management LLC
Overseas Portfolio - Service Shares                             Janus Capital Management LLC



     * Although the Money Market Portfolio seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Portfolio may become extremely low and possibly negative. The Money Market Portfolio participates in Treasury's Temporary Guarantee Program for Money Market Funds. See the Advantus Money Market Portfolio prospectus for additional information.


     D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

     We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

     We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

     The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

     E. COMPENSATION PAID FOR THE SALE OF CONTRACTS


     Securian Financial Services, Inc. 400 Robert Street North, St. Paul, Minnesota 55101, ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

          Securian Financial Services, Inc.
          CRI Securities, LLC
          H.Beck, Inc.

     COMMISSIONS

     Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 4.75% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

     ADDITIONAL PAYMENTS

     From time to time certain broker-dealers may receive additional cash payments. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.



      ADDITIONAL PAYMENT TYPE             DESCRIPTION OR EXAMPLES OF PAYMENT
-----------------------------------   ------------------------------------------
Payments for Access or Visibility     Access to registered representatives
                                      and/or broker dealers such as one-on-one
                                      wholesaler visits or attendance at
                                      national/regional sales meetings or
                                      similar events; inclusion of our products
                                      on a broker-dealer's "preferred list";
                                      participation in or visibility at national
                                      and/or regional conferences; articles in
                                      broker-dealer or similar publications
                                      promoting our services or products

Payments for Gifts & Entertainment    Occasional meals and/or entertainment,
                                      tickets to sporting/other events, and
                                      other gifts.

Payments for Marketing Support        Joint marketing campaigns, broker-dealer
                                      event participation/advertising;
                                      sponsorship of broker-dealer sales
                                      contests or promotions in which
                                      participants (including registered
                                      representatives) receive prizes such as
                                      travel, awards, merchandise or other
                                      recognition

Payments for Technical Type Support   Sales support through the provision of
                                      hardware, software, or links to our
                                      websites from broker-dealer websites and
                                      other expense allowance or reimbursement

Payments for Training                 Educational, due diligence, sales or
                                      training seminars, conferences and
                                      programs, sales and service desk training,
                                      and/or client or prospect seminar
                                      sponsorships.



     These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 4.75% of purchase payments (i.e., base commission plus additional payments). A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 4.75% of purchase payments.

     NON-CASH COMPENSATION

     In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based on their production or persistency. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this Prospectus.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.


     F. PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

CONTRACT CHARGES

     A. SALES CHARGES

     No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal, or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts.


     The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.


     The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

                       DEFERRED SALES CHARGE
                -----------------------------------
                FLEXIBLE PAYMENT    SINGLE PAYMENT
 BEGINNING OF   VARIABLE ANNUITY   VARIABLE ANNUITY
CONTRACT YEAR       CONTRACT           CONTRACT
-------------   ----------------   ----------------
       1               9.0%               6.0%
       2               8.1                5.4
       3               7.2                4.8
       4               6.3                4.2
       5               5.4                3.6
       6               4.5                3.0
       7               3.6                2.4
       8               2.7                1.8
       9               1.8                1.2
      10               0.9                0.6
      11                 0                  0

     No deferred sales charge is deducted from the accumulation value withdrawn if:

          - the withdrawal occurs after a contract has been in force for at least ten contract years,

          - withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

          -    the withdrawal is on account of the annuitant's death, or

          - the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

          - the amount is withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

          - for contracts issued 5 or more years ago, and amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.

     If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal.

     The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

     B. MORTALITY AND EXPENSE RISK CHARGES

     We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

     Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses.

     For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%.

     If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

     C. PREMIUM TAXES

     Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

VOTING RIGHTS

     We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

     During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

     During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

     We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

DESCRIPTION OF THE CONTRACTS

     A. GENERAL PROVISIONS

     1. Types of Contracts Offered

          (a)  Single Payment Variable Annuity Contract

               This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

          (b)  Flexible Payment Variable Annuity Contract

               This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

     2. Issuance of Contracts

     The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

     3. Modification of the Contracts

     Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

     4. Assignment

     If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

          - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

          - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

     If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

     We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

     5. Limitations on Purchase Payments

     For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

     Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

     You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

     Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

     We may cancel a flexible payment contract, at our discretion, if no purchase payments are made for a period of two or more full contract years and both: (a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

     There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

     6. Deferment of Payment

     Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

          (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

          (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

          (c) such other periods as the Commission may by order permit for the protection of the contract owners.

     7. Participation

     The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

     B. ANNUITY PAYMENTS AND OPTIONS


     1. Annuity Payments

     When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. You may also wish to consult with your tax advisor in the event you choose a partial annuitization as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

     If you choose a variable annuitization, annuity payments are determined by several factors:

     (a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

     (b)  the age and gender of the annuitant and any joint annuitant,

     (c)  the type of annuity payment option you select, and

     (d)  the investment performance of the portfolios you select.

     The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

     2. Electing the Retirement Date and Annuity Option

     You may elect to begin annuity payments immediately or at a future date you specify. If you do not elect to begin annuity payments, annuity payments will begin on the annuity commencement date. You may request a change in the annuity commencement date at any time before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. The maturity date is the first of the month following the later of:

          -    the 85th birthday of the annuitant, or

          -    five years after the date of issue of the contract.

     Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks.

     The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

     ANNUITY OPTIONS

     The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the fixed account(s), a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

     3. Optional Annuity Forms

     OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

     OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

     OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

     OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

     If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

     4. Calculation of Your First Annuity Payment

     The contract value is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

     The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

     The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. For contracts issued after May 1993, a $200 fee may be deducted from the accumulation value when a fixed annuity is elected. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

     If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

     The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

     Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.


     The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect. For contracts issued prior to May, 1993 which utilized such a lower rate, the payments will differ in the manner described here.

     Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

     Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

     If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.


     5. Amount of Second and Subsequent Monthly Annuity Payments


     The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

     6. Value of the Annuity Unit

     The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of: (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed in Section 3 above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

     7. Transfer of Annuity Reserves

     Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. During the annuity period amounts held as annuity reserves may be transferred among the variable annuity sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

     There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account; annuity payments must have been in effect for a period of 12 months before a change may be made; such transfers can be made only once every 12 months; and the written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will provide you with annuity reserve amount information by sub-account.

     A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

     When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

     Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

     When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. Contracts with this transfer feature may not be available in all states.

     C. DEATH BENEFITS

     The contracts provide that in the event of the death of the owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office, less any withdrawals. Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

     The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit for the single payment contract shall be equal to the greater of:

          -    the amount of the accumulation value payable at death; or

          - the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

     The death benefit in the case of the flexible payment contract shall be equal to the greater of:

          -    the amount of the accumulation value payable at death; or

          - the amount of the total purchase payments paid to us less all contract withdrawals.

     If the owner dies on or before the date on which annuity payments begin, we will pay the death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

     If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

          -    when payments must begin, and

          -    the time of distribution in the event of that spouse's death.

     If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs before annuity payments begin.

     The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.

     Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

     D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

     1. Crediting Accumulation Units

     During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocation will be treated as incomplete.

     If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

     Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

     The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

     We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

          - days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

          - days during which no Fund's shares are tendered for redemption and no order to purchase or sell Fund's shares is received by such Fund and,

          - customary national business holidays on which the New York Stock Exchange is closed for trading.

     The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

     In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

     2. Transfers

     Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

     Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including any faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

     In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.

     We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized of fraudulent instructions. We require that you, or persons authorized by you, long-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

     During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

     Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

     One type of systematic transfer arrangement offered for certain contracts is known a automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

     Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

     3. Market Timing and Disruptive Trading

     This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate - any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

          -    the dollar amount of the transfer(s);

          - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

          - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

          -    the number of transfers in the previous calendar quarter;

          - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

     4. Value of the Contract

     The Accumulation Value of the contract at any time before annuity payments begin can be determined by multiplying the number of accumulation units credited to the contract for each sub-account by the current value of an accumulation unit for each respective sub-account. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

     5. Accumulation Unit Value

     The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

          - the value of an accumulation unit on the immediately preceding valuation date by

          - the net investment factor for the applicable sub-account for the valuation period just ended.

     The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

     6. Net Investment Factor for Each Valuation Period

     The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

     The gross investment rate is equal to:

          - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

          - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

          - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

     The gross investment rate may be positive or negative.

     E. REDEMPTIONS

     1. Partial Withdrawals and Surrender

     Both contracts, provide that before annuity payments begin you may make partial withdrawals in amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is: (651) 665-7942. There are risks associated with not requiring original signatures in order to disburse contractholder monies. However we have procedures designed to provide reasonable assurance that such authorizations are genuine. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

     If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro-rata basis.

     We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

     Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

     2. Right of Cancellation

     You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

          -    the accumulation value of the contract, or

          -    the amount of purchase payments paid under the contract.

     Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

     In some states, the free look period may be extended. In California, the free look period is extended to thirty days' time. Those rights are subject to change and may vary among the states.

     The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

     F. GENERAL ACCOUNT

     The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

FEDERAL TAX STATUS

     INTRODUCTION

     Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code. This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

     There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.


     For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

     This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

     TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

     In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends, received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (1) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

     TAXATION OF ANNUITY CONTRACTS IN GENERAL

     Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

     There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
     (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

     If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

     DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

     The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
     Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Series Fund is an affiliate of ours, we do not control Advantus Series Fund or the investments of its portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

     OWNERSHIP TREATMENT

     In connection with its issuance of temporary and proposed regulations under
     Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

     TAXATION OF PARTIAL AND FULL WITHDRAWALS

     For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

     In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

     TAXATION OF ANNUITY PAYMENTS

     The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

     TAXATION OF DEATH BENEFIT PROCEEDS

     Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

     PENALTY TAX ON PREMATURE DISTRIBUTIONS

     The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

          -    where the taxpayer is 59 1/2 or older,

          -    where payment is made on account of the taxpayer's disability, or

          -    where payment is made by reason of the death of the owner, and

          -    in certain other circumstances.

     The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

     For some types of qualified plans, other tax penalties may apply to certain distributions.

     AGGREGATION OF CONTRACTS

     For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

     ASSIGNMENT OR PLEDGES

     A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

     REQUIRED DISTRIBUTIONS

     In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

          (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

          (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

     The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

     Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Similar rules apply to qualified contracts.

     POSSIBLE CHANGES IN TAXATION

     Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

     TAX QUALIFIED PROGRAMS

     The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

          -    contributions in excess of specified limits;

          - distributions prior to age 59 1/2 (subject to certain exceptions);

          - distributions that do not conform to specified minimum distribution rules; and

          -    other specified circumstances.

     We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

     Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects the withdrawal on the contract prior to processing the withdrawal.

     For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age
     70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.


     WITHHOLDING

     In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

     The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

          - one of a series of substantially equal annual (or more frequent) payments made:

               -    over the life or life expectancy of the employee,

               - over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

               -    for a specified period of ten years or more;

          -    a required minimum distribution;

          -    a hardship distribution; or

          -    the non-taxable portion of a distribution.

     Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

     SEE YOUR OWN TAX ADVISER

     The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

     From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

     The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized along with information on the computations in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL

RETIREMENT PROGRAM

     Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon: (1) termination of employment in all institutions of higher education as defined in Texas law, (2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:

           General Information and History
           Distribution of Contracts
           Performance Independent Registered Public Accounting Firm Registration Statement Financial Statements


     RULE 12h-7 REPRESENTATION:

     Consistent with well established industry and SEC practice, Minnesota Life does not believe that the Company is subject to the periodic reporting requirements of the Securities Exchange Act of 1934 (the "Securities Exchange Act") as depositor of the Variable Annuity Account or for any other variable separate account for which we act as Depositor. Nevertheless, to the extent the SEC takes the position that insurance company depositors of variable insurance product separate accounts registered with the SEC are subject to the periodic reporting requirements of the Securities Exchange Act, Minnesota Life intends to rely upon the exemption from those requirements set forth in Rule 12h-7 under the Securities Exchange Act to the extent necessary to avoid any such periodic reporting obligation.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.


                                                                     YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                     2008         2007         2006         2005         2004
                                                 -----------  -----------  -----------  -----------  -----------
Advantus Bond Sub-Account:
   Unit value at beginning of period             $      3.44  $      3.41  $      3.29  $      3.26  $      3.14
   Unit value at end of period                   $      2.94  $      3.44  $      3.41  $      3.29  $      3.26
   Number of units outstanding at end of period   11,255,977   14,599,496   17,493,074   21,740,309   26,314,577
Advantus Index 400 Mid-Cap Sub-Account:
   Unit value at beginning of period             $      2.40  $      2.26  $      2.08  $      1.88  $      1.65
   Unit value at end of period                   $      1.50  $      2.40  $      2.26  $      2.08  $      1.88
   Number of units outstanding at end of period    4,095,324    5,249,690    6,298,909    7,570,142    8,376,947
Advantus Index 500 Sub-Account:
   Unit value at beginning of period             $      5.70  $      5.50  $      4.83  $      4.69  $      4.30
   Unit value at end of period                   $      3.54  $      5.70  $      5.50  $      4.83  $      4.69
   Number of units outstanding at end of period   12,178,353   15,819,156   19,059,217   24,093,348   29,734,820
Advantus International Bond Sub-Account:
   Unit value at beginning of period             $      1.54  $      1.43  $      1.39  $      1.54  $      1.40
   Unit value at end of period                   $      1.59  $      1.54  $      1.43  $      1.39  $      1.54
   Number of units outstanding at end of period   14,575,070   15,287,851   15,794,277   23,825,177   24,719,443
Advantus Money Market Sub-Account:
   Unit value at beginning of period             $      2.00  $      1.93  $      1.88  $      1.85  $      1.86
   Unit value at end of period                   $      2.01  $      2.00  $      1.93  $      1.88  $      1.85
   Number of units outstanding at end of period   12,790,007    8,963,339    7,728,496    7,340,031    8,769,533
Advantus Mortgage Securities Sub-Account:
   Unit value at beginning of period             $      3.39  $      3.33  $      3.20  $      3.15  $      3.04
   Unit value at end of period                   $      2.91  $      3.39  $      3.33  $      3.20  $      3.15
   Number of units outstanding at end of period    9,224,914   12,978,527   16,383,997   21,167,115   25,911,090
Advantus Real Estate Securities Sub-Account:
   Unit value at beginning of period             $      2.57  $      3.09  $      2.39  $      2.18  $      1.63
   Unit value at end of period                   $      1.62  $      2.57  $      3.09  $      2.39  $      2.18
   Number of units outstanding at end of period    3,952,832    5,220,389    8,131,024    9,650,680   11,138,606
Credit Suisse International Equity Flex II
   Sub-Account: (l)(r)
   Unit value at beginning of period             $      0.71  $      0.75  $      0.67  $      0.58  $      0.50
   Unit value at end of period                   $      0.37  $      0.71  $      0.75  $      0.67  $      0.58
   Number of units outstanding at end of period      833,296    1,385,500    1,769,787    2,383,495    2,240,974
Fidelity(R) VIP Contrafund(R) Sub-Account:
   Unit value at beginning of period             $      1.53  $      1.32  $      1.20  $      1.04  $      0.92
   Unit value at end of period                   $      0.87  $      1.53  $      1.32  $      1.20  $      1.04
   Number of units outstanding at end of period    9,932,200   13,607,220   16,685,224   17,948,520   16,418,281
Fidelity(R) VIP Equity-Income Sub-Account:
   Unit value at beginning of period             $      1.50  $      1.50  $      1.27  $      1.21  $      1.10
   Unit value at end of period                   $      0.85  $      1.50  $      1.50  $      1.27  $      1.21
   Number of units outstanding at end of period   10,527,051   12,951,707   15,136,056   16,208,622   16,857,694
Fidelity(R) VIP Mid Cap Sub-Account:
   Unit value at beginning of period             $      2.60  $      2.28  $      2.05  $      1.76  $      1.43
   Unit value at end of period                   $      1.55  $      2.60  $      2.28  $      2.05  $      1.76
   Number of units outstanding at end of period    5,106,993    7,017,770    8,356,830    9,739,365    9,744,607
Franklin Small-Mid Cap Growth Securities
   Sub-Account: (m)
   Unit value at beginning of period             $      0.86  $      0.79  $      0.73  $      0.71  $      0.64
   Unit value at end of period                   $      0.49  $      0.86  $      0.79  $      0.73  $      0.71
   Number of units outstanding at end of period    3,654,633    4,518,203    5,471,454    7,153,085    8,237,533
Ivy Funds VIP Asset Strategy Sub-Account: (q)
   Unit value at beginning of period             $      2.45  $      1.72  $      1.45  $      1.18  $      1.06
   Unit value at end of period                   $      1.80  $      2.45  $      1.72  $      1.45  $      1.18
   Number of units outstanding at end of period    7,643,149    8,770,222    8,417,941    4,847,507      685,715
Ivy Funds VIP Balanced Sub-Account: (q)
   Unit value at beginning of period             $      4.99  $      4.44  $      4.05  $      3.90  $      3.63
   Unit value at end of period                   $      3.89  $      4.99  $      4.44  $      4.05  $      3.90
   Number of units outstanding at end of period   20,137,467   24,858,287   30,601,444   39,037,319   49,928,741
Ivy Funds VIP Core Equity Sub-Account: (q)
   Unit value at beginning of period             $      1.34  $      1.19  $      1.03  $      0.96  $      0.88
   Unit value at end of period                   $      0.86  $      1.34  $      1.19  $      1.03  $      0.96
   Number of units outstanding at end of period    2,811,607    3,730,172    4,638,016    5,565,945    6,761,633

                                                                         YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                     2003            2002         2001         2000             1999
                                                 -----------     -----------  -----------  ------------     ------------
Advantus Bond Sub-Account:
   Unit value at beginning of period             $      3.02     $      2.77  $      2.60  $       2.38     $       2.48
   Unit value at end of period                   $      3.14     $      3.02  $      2.77  $       2.60     $       2.38
   Number of units outstanding at end of period   31,500,936      37,230,407   40,325,182    40,948,594       48,459,470
Advantus Index 400 Mid-Cap Sub-Account:
   Unit value at beginning of period             $      1.24     $      1.48  $      1.51  $       1.32     $       1.16
   Unit value at end of period                   $      1.65     $      1.24  $      1.48  $       1.51     $       1.32
   Number of units outstanding at end of period    9,316,813       9,829,862   10,851,086    11,875,613       11,781,426
Advantus Index 500 Sub-Account:
   Unit value at beginning of period             $      3.40     $      4.43  $      5.12  $       5.72     $       4.81
   Unit value at end of period                   $      4.30     $      3.40  $      4.43  $       5.12     $       5.72
   Number of units outstanding at end of period   34,644,449      39,859,218   48,729,709    57,419,887       64,735,863
Advantus International Bond Sub-Account:
   Unit value at beginning of period             $      1.18     $      1.02  $      1.04  $       1.04     $       1.14
   Unit value at end of period                   $      1.40     $      1.18  $      1.02  $       1.04     $       1.04
   Number of units outstanding at end of period   30,393,725      29,880,550   29,537,291    29,794,509       28,982,189
Advantus Money Market Sub-Account:
   Unit value at beginning of period             $      1.87     $      1.87  $      1.83  $       1.75     $       1.69
   Unit value at end of period                   $      1.86     $      1.87  $      1.87  $       1.83     $       1.75
   Number of units outstanding at end of period   13,082,909      23,520,577   26,755,160    20,332,821       41,200,616
Advantus Mortgage Securities Sub-Account:
   Unit value at beginning of period             $      2.96     $      2.73  $      2.54  $       2.30     $       2.28
   Unit value at end of period                   $      3.04     $      2.96  $      2.73  $       2.54     $       2.30
   Number of units outstanding at end of period   32,068,955      39,498,771   38,356,257    35,322,437       40,937,593
Advantus Real Estate Securities Sub-Account:
   Unit value at beginning of period             $      1.16     $      1.10  $      1.01  $       0.81     $       0.86
   Unit value at end of period                   $      1.63     $      1.16  $      1.10  $       1.01     $       0.81
   Number of units outstanding at end of period   15,847,833      15,045,825    8,728,831     7,203,711        6,242,074
Credit Suisse International Equity Flex II
   Sub-Account: (l)(r)
   Unit value at beginning of period             $      0.34     $      0.53  $      0.75  $       1.00(b)
   Unit value at end of period                   $      0.50     $      0.34  $      0.53  $       0.75
   Number of units outstanding at end of period    1,993,007         539,460      600,306       311,865
Fidelity(R) VIP Contrafund(R) Sub-Account:
   Unit value at beginning of period             $      0.73     $      0.81  $      0.94  $       1.00(a)
   Unit value at end of period                   $      0.92     $      0.73  $      0.81  $       0.94
   Number of units outstanding at end of period   15,852,590      14,411,699   14,483,654    13,258,550
Fidelity(R) VIP Equity-Income Sub-Account:
   Unit value at beginning of period             $      0.86     $      1.05  $      1.12  $       1.00(a)
   Unit value at end of period                   $      1.10     $      0.86  $      1.05  $       1.12
   Number of units outstanding at end of period   16,301,068      15,262,258   13,208,284     5,449,241
Fidelity(R) VIP Mid Cap Sub-Account:
   Unit value at beginning of period             $      1.05     $      1.18  $      1.24  $       1.00(a)
   Unit value at end of period                   $      1.43     $      1.05  $      1.18  $       1.24
   Number of units outstanding at end of period    9,250,197      10,290,367   10,774,179    11,054,158
Franklin Small-Mid Cap Growth Securities
   Sub-Account: (m)
   Unit value at beginning of period             $      0.47     $      0.67  $      0.81  $       1.00(b)
   Unit value at end of period                   $      0.64     $      0.47  $      0.67  $       0.81
   Number of units outstanding at end of period    7,968,019       6,545,819    4,241,954     1,286,165
Ivy Funds VIP Asset Strategy Sub-Account: (q)
   Unit value at beginning of period             $      1.00(k)           --           --            --               --
   Unit value at end of period                   $      1.06              --           --            --               --
   Number of units outstanding at end of period      230,521              --           --            --               --
Ivy Funds VIP Balanced Sub-Account: (q)
   Unit value at beginning of period             $      3.03(d)  $      3.37  $      4.00  $       4.51     $       3.96
   Unit value at end of period                   $      3.63     $      3.03  $      3.37  $       4.00     $       4.51
   Number of units outstanding at end of period   60,739,876      71,248,366   89,702,593   110,523,979      121,522,399
Ivy Funds VIP Core Equity Sub-Account: (q)
   Unit value at beginning of period             $      0.74(i)  $      1.03  $      1.14  $       1.24     $       1.18
   Unit value at end of period                   $      0.88     $      0.74  $      1.03  $       1.14     $       1.24
   Number of units outstanding at end of period    8,885,955      11,273,121   12,894,074    15,947,454       14,276,707

                                                                           YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------
                                                           2008         2007         2006         2005         2004
                                                       -----------  -----------  -----------  -----------  -----------
Ivy Funds VIP Growth Sub-Account: (q)
   Unit value at beginning of period                   $      5.00  $      4.03  $      3.88  $      3.53  $      3.46
   Unit value at end of period                         $      3.15  $      5.00  $      4.03  $      3.88  $      3.53
   Number of units outstanding at end of period         16,111,769   19,504,943   24,572,766   31,140,736   39,424,396
Ivy Funds VIP International Growth
   Sub-Account: (o)(q)
   Unit value at beginning of period                   $      2.09  $      1.74  $      1.46  $      1.27  $      1.13
   Unit value at end of period                         $      1.19  $      2.09  $      1.74  $      1.46  $      1.27
   Number of units outstanding at end of period            900,834    1,105,956    1,136,384      636,766      344,362
Ivy Funds VIP International Value Sub-Account: (p)(q)
   Unit value at beginning of period                   $      4.58  $      4.22  $      3.30  $      3.01  $      2.48
   Unit value at end of period                         $      2.61  $      4.58  $      4.22  $      3.30  $      3.01
   Number of units outstanding at end of period         17,243,507   22,160,089   27,393,763   33,884,157   40,145,110
Ivy Funds VIP Micro Cap Growth Sub-Account: (q)
   Unit value at beginning of period                   $      2.20  $      2.10  $      1.89  $      1.58  $      1.46
   Unit value at end of period                         $      1.13  $      2.20  $      2.10  $      1.89  $      1.58
   Number of units outstanding at end of period          2,082,632    3,028,759    3,928,390    4,948,903    6,050,318
Ivy Funds VIP Science and Technology Sub-Account: (q)
   Unit value at beginning of period                   $      1.91  $      1.56  $      1.46  $      1.26  $      1.10
   Unit value at end of period                         $      1.25  $      1.91  $      1.56  $      1.46  $      1.26
   Number of units outstanding at end of period          1,080,737    1,329,231    1,116,693    1,085,467      642,359
Ivy Funds VIP Small Cap Growth Sub-Account: (q)
   Unit value at beginning of period                   $      2.72  $      2.43  $      2.34  $      2.10  $      1.86
   Unit value at end of period                         $      1.64  $      2.72  $      2.43  $      2.34  $      2.10
   Number of units outstanding at end of period         12,520,650   15,902,476   20,321,069   25,369,865   30,436,113
Ivy Funds VIP Small Cap Value Sub-Account: (q)
   Unit value at beginning of period                   $      1.95  $      2.06  $      1.78  $      1.73  $      1.53
   Unit value at end of period                         $      1.42  $      1.95  $      2.06  $      1.78  $      1.73
   Number of units outstanding at end of period          5,046,842    6,950,933    8,574,690   10,579,795   13,253,051
Ivy Funds VIP Value Sub-Account: (q)
   Unit value at beginning of period                   $      2.59  $      2.57  $      2.23  $      2.16  $      1.91
   Unit value at end of period                         $      1.69  $      2.59  $      2.57  $      2.23  $      2.16
   Number of units outstanding at end of period         11,449,689   14,743,188   18,269,682   23,006,867   27,037,872
Janus Aspen Forty Sub-Account: (n)
   Unit value at beginning of period                   $      1.16  $      0.86  $      0.80  $      0.72  $      0.61
   Unit value at end of period                         $      0.64  $      1.16  $      0.86  $      0.80  $      0.72
   Number of units outstanding at end of period          8,458,024    9,733,429   11,070,560   12,825,890   12,257,256
Janus Aspen Overseas Sub-Account: (s)
   Unit value at beginning of period                   $      1.69  $      1.34  $      0.93  $      0.71  $      0.61
   Unit value at end of period                         $      0.80  $      1.69  $      1.34  $      0.93  $      0.71
   Number of units outstanding at end of period          7,483,626   10,371,926   11,150,870    9,515,373    9,935,669
Templeton Developing Markets Securities Sub-Account:
   Unit value at beginning of period                   $      1.85  $      1.46  $      1.15  $      0.92  $      0.74
   Unit value at end of period                         $      0.87  $      1.85  $      1.46  $      1.15  $      0.92
   Number of units outstanding at end of period          5,487,853    7,440,021    8,888,168    9,160,472    8,709,295
Templeton Global Asset Allocation Sub-Account:
   Unit value at beginning of period                   $      1.61  $      1.48  $      1.24  $      1.21  $      1.06
   Unit value at end of period                         $      1.19  $      1.61  $      1.48  $      1.24  $      1.21
   Number of units outstanding at end of period          1,955,214    2,757,672    3,164,440    3,568,264    2,965,506

                                                                              YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                           2003            2002         2001         2000            1999
                                                       -----------     -----------  -----------  -----------     -----------
Ivy Funds VIP Growth Sub-Account: (q)
   Unit value at beginning of period                   $      2.79(c)  $      3.80  $      5.11  $      6.62     $      5.34
   Unit value at end of period                         $      3.46     $      2.79  $      3.80  $      5.11     $      6.62
   Number of units outstanding at end of period         47,574,534      29,733,041   36,996,585   44,741,308      49,216,657
Ivy Funds VIP International Growth
   Sub-Account: (o)(q)
   Unit value at beginning of period                   $      1.00(k)           --           --           --              --
   Unit value at end of period                         $      1.13              --           --           --              --
   Number of units outstanding at end of period            145,526              --           --           --              --
Ivy Funds VIP International Value Sub-Account: (p)(q)
   Unit value at beginning of period                   $      1.71(e)  $      2.11  $      2.40  $      2.41     $      2.01
   Unit value at end of period                         $      2.48     $      1.71  $      2.11  $      2.40     $      2.41
   Number of units outstanding at end of period         47,173,942      54,695,784   66,295,954   78,843,583      89,983,922
Ivy Funds VIP Micro Cap Growth Sub-Account: (q)
   Unit value at beginning of period                          0.96(j)  $      1.72  $      1.96  $      2.51     $      1.02
   Unit value at end of period                         $      1.46     $      0.96  $      1.72  $      1.96     $      2.51
   Number of units outstanding at end of period         11,110,175      11,390,883   13,868,152   16,303,716      11,992,142
Ivy Funds VIP Science and Technology Sub-Account: (q)
   Unit value at beginning of period                   $      1.00(k)           --           --           --              --
   Unit value at end of period                         $      1.10              --           --           --              --
   Number of units outstanding at end of period            117,160              --           --           --              --
Ivy Funds VIP Small Cap Growth Sub-Account: (q)
   Unit value at beginning of period                   $      1.27(f)  $      1.89  $      2.24  $      2.56     $      1.78
   Unit value at end of period                         $      1.86     $      1.27  $      1.89  $      2.24     $      2.56
   Number of units outstanding at end of period         36,342,986      41,052,342   49,424,891   58,341,477      61,721,924
Ivy Funds VIP Small Cap Value Sub-Account: (q)
   Unit value at beginning of period                   $      1.03(h)  $      1.31  $      1.15  $      0.91     $      0.95
   Unit value at end of period                         $      1.53     $      1.03  $      1.31  $      1.15     $      0.91
   Number of units outstanding at end of period         13,823,122      15,362,697   14,970,572   11,880,948      10,422,707
Ivy Funds VIP Value Sub-Account: (q)
   Unit value at beginning of period                   $      1.52(g)  $      1.82  $      2.06  $      2.12     $      2.14
   Unit value at end of period                         $      1.91     $      1.52  $      1.82  $      2.06     $      2.12
   Number of units outstanding at end of period         31,229,061      35,990,765   42,367,064   48,857,170      61,230,340
Janus Aspen Forty Sub-Account: (n)
   Unit value at beginning of period                   $      0.52     $      0.62  $      0.81  $      1.00(a)
   Unit value at end of period                         $      0.61     $      0.52  $      0.62  $      0.81
   Number of units outstanding at end of period         14,084,365      18,051,004   22,757,280   24,908,603
Janus Aspen Overseas Sub-Account: (s)
   Unit value at beginning of period                   $      0.46     $      0.62  $      0.82  $      1.00(a)
   Unit value at end of period                         $      0.61     $      0.46  $      0.62  $      0.82
   Number of units outstanding at end of period         12,000,511      15,315,676   18,316,427   18,557,868
Templeton Developing Markets Securities Sub-Account:
   Unit value at beginning of period                   $      0.49     $      0.50  $      0.55  $      0.82     $      0.54
   Unit value at end of period                         $      0.74     $      0.49  $      0.50  $      0.55     $      0.82
   Number of units outstanding at end of period          9,358,940       9,742,944   10,821,061   12,282,847       9,817,346
Templeton Global Asset Allocation Sub-Account:
   Unit value at beginning of period                   $      0.81     $      0.86  $      0.97  $      1.00(b)
   Unit value at end of period                         $      1.06     $      0.81  $      0.86  $      0.97
   Number of units outstanding at end of period          2,704,100       2,092,587    1,199,408       35,890



(a)  Period from February 1, 2000, commencement of operations to December 31,
     2000.

(b)  Period from August 1, 2000, commencement of operations to December 31,
     2000.

(c) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Growth Portfolio.

(d) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.

(e) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund International Stock Portfolio.

(f) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.

(g) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Value Stock Portfolio.

(h) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Value Portfolio.

(i) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Core Equity Portfolio.

(j) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.

(k) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(l) Prior to May 1, 2005, the sub-account was known as Credit Suisse Trust Global Post Venture Capital Portfolio.

(m)  Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.

(n) Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.

(o) Prior to May 1, 2005, the sub-account was known as W&R Target International Portfolio.

(p) Prior to May 1, 2005, the sub-account was known as W&R Target International II Portfolio.

(q) W&R Target Funds, Inc. changed to Ivy Funds Variable Insurance Portfolios, Inc. effective July 31, 2008.

(r) Prior to May 1, 2009, the sub-account was known as Credit Suisse Global Small Cap Portfolio.

(s) Prior to May 1, 2009, the sub-account was known as Janus International Growth Portfolio.

              APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.76% and 10.00%.

For illustration purposes, an average annual expense equal to 2.26% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.26% includes: 1.25% for mortality and expense risk and an average of 1.01% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

              VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
                                   MULTIOPTION
        ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.75% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

                     VARIABLE ANNUITY INCOME -- HYPOTHETICAL


                   IMPACT OF RATE OF RETURN ON MONTHLY INCOME

631   631    631
517   631    692
423   631    758
346   631    831
283   631    911
232   631    998
189   631   1094
155   631   1199
127   631   1314
104   631   1440
 85   631   1578
 69   631   1729

                  VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                      MONTHLY ANNUITY INCOME BASED
                     ON HYPOTHETICAL RATE OF RETURN
                ---------------------------------------
BEGINNING        0.00% GROSS  6.76% GROSS  10.00% GROSS
 OF YEAR   AGE  (-2.26% NET)  (4.50% NET)   (7.74% NET)
---------  ---  ------------  -----------  ------------
  1         65      $631          $631        $  631
  4         68      $517          $631        $  692
  7         71      $423          $631        $  758
 10         74      $346          $631        $  831
 13         77      $283          $631        $  911
 16         80      $232          $631        $  998
 19         83      $189          $631        $1,094
 22         86      $155          $631        $1,199
 25         89      $127          $631        $1,314
 28         92      $104          $631        $1,440
 31         95      $ 85          $631        $1,578
 34         98      $ 69          $631        $1,729



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $670.43.

                     APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008.

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in Code
Section 403(b) arrangements, including written plan documentation for all Code
Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAs

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and a contingent deferred sales charges. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2; (2) the distribution paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                             VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION

        THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: MAY 1, 2009


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contracts
        Performance
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS


The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.

Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc. portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2008, 2007 and 2006 were $25,216,983 $26,840,979 and $24,342,989 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the portfolios for services provided under a 12b-1 plan of distribution.

Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

The following is a list of names of the registered broker-dealers, which are members of FINRA, that as of December 31, 2008, we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contract owners whether his or her registered representative should be included.

Questar Capital Corp.
5701 Golden Hills Drive
Minneapolis, MN 55416

Cambridge Investment Research, Inc.
1776 Pleasant Plain Road
Fairfield, IA 52556

Investors Capital Corp.
230 Broadway East
Houston, TX 77042

                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

TOTAL RETURNS

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, or any non-recurring fees. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                             T = (ERV/P) TO THE POWER OF (1/N) -1

Where T     =       average annual total return
      ERV   =       ending redeemable value
      P     =       hypothetical initial payment of $1,000
      N     =       number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

NON-STANDARDIZED RETURNS

We may also calculate non-standardized returns which may or may not reflect any deferred sales charges, charges for premium taxes and/or any other taxes, or any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

YIELDS

MONEY MARKET SUB-ACCOUNT

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is:  [ (Base Period Return + 1) (365/7) ] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, but do reflect a deduction for the mortality and expense fee.

OTHER SUB-ACCOUNTS

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                                YIELD = 2[a-b + 1)6 - 1]
                                         CD

Where a    =    net investment income earned during the period by the
                portfolio attributable to the sub-account.
      b    =    expenses accrued for the period (net of reimbursements)
      c    =    the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d    =    the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, but does not reflect any charge for applicable premium taxes and/or any other taxes, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2008 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account at December 31, 2008, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Minneapolis, Minnesota
April 10, 2009

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                        SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------------------------------
                                                                   ADVANTUS    ADVANTUS      ADVANTUS     ADVANTUS     ADVANTUS
                                         ADVANTUS     ADVANTUS      INDEX      MORTGAGE   INTERNATIONAL   INDEX 400  REAL ESTATE
                                           BOND         MONEY        500      SECURITIES       BOND        MID-CAP    SECURITIES
                                          CLASS 2      MARKET      CLASS 2      CLASS 2       CLASS 2      CLASS 2     CLASS 2
                                       ------------  ----------  -----------  ----------  -------------  ----------  -----------
                ASSETS
Investments in shares of Advantus
   Series Fund, Inc.:
   Bond Portfolio Class 2,
      119,202,867 shares at net asset
      value of $1.37 per share
      (cost $171,753,073)              $162,841,249          --           --          --            --           --           --
   Money Market Portfolio, 81,567,273
      shares at net asset value of
      $1.00 per share
      (cost $81,566,131)                         --  81,566,131           --          --            --           --           --
   Index 500 Portfolio Class 2,
      39,105,138 shares at net asset
      value of $3.03 per share
      (cost $131,019,761)                        --          --  118,329,135          --            --           --           --
   Mortgage Securities Portfolio
      Class 2, 54,986,080 shares at
      net asset value of $1.37 per
      share (cost $74,610,892)                   --          --           --  75,250,155            --           --           --
   International Bond Portfolio
      Class 2, 35,940,396 shares at
      net asset value of $1.57 per
      share (cost $47,438,837)                   --          --           --          --    56,503,334           --           --
   Index 400 Mid-Cap Portfolio
      Class 2, 35,052,333 shares at
      net asset value of $1.26 per
      share (cost $57,571,458)                   --          --           --          --            --   44,016,687           --
   Real Estate Securities Portfolio
      Class 2, 26,507,875 shares at
      net asset value of $1.54 per
      share (cost $55,742,581)                   --          --           --          --            --           --   40,752,412
                                       ------------  ----------  -----------  ----------    ----------   ----------   ----------
                                        162,841,249  81,566,131  118,329,135  75,250,155    56,503,334   44,016,687   40,752,412
Receivable from Minnesota Life for
   contract purchase payments               136,511          --      381,397          --        23,924      127,022           --
Receivable for investments sold                  --     454,383           --       5,209            --           --      324,570
                                       ------------  ----------  -----------  ----------    ----------   ----------   ----------
         Total assets                   162,977,760  82,020,514  118,710,532  75,255,364    56,527,258   44,143,709   41,076,982
                                       ------------  ----------  -----------  ----------    ----------   ----------   ----------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and
   expense charges                               --     454,704           --       5,406            --           --      324,746
Payable for investments purchased           137,251          --      381,502          --        24,096      127,229           --
                                       ------------  ----------  -----------  ----------    ----------   ----------   ----------
         Total liabilities                  137,251     454,704      381,502       5,406        24,096      127,229      324,746
                                       ------------  ----------  -----------  ----------    ----------   ----------   ----------
         Net assets applicable to
            Contract owners            $162,840,509  81,565,810  118,329,030  75,249,958    56,503,162   44,016,480   40,752,236
                                       ============  ==========  ===========  ==========    ==========   ==========   ==========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period        161,683,637  81,139,713   73,637,408  74,016,149    56,216,168   43,782,658   40,341,880
Contracts in annuity payment period
   (note 2)                               1,156,872     426,097   44,691,622   1,233,809       286,994      233,822      410,356
                                       ------------  ----------  -----------  ----------    ----------   ----------   ----------
         Total Contract Owners'
            Equity (notes 6 and 7)     $162,840,509  81,565,810  118,329,030  75,249,958    56,503,162   44,016,480   40,752,236
                                       ============  ==========  ===========  ==========    ==========   ==========   ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                                                                         ALLIANCE     AMERICAN
                                        AIM V.I.     AIM V.I.    AIM V.I.   AIM V.I.    BERNSTEIN      CENTURY    AMERICAN
                                          BASIC       CAPITAL      CORE    SMALL CAP  INTERNATIONAL    INCOME     CENTURY
                                        BALANCED   APPRECIATION   EQUITY     EQUITY       VALUE      AND GROWTH    ULTRA
                                       ----------  ------------  --------  ---------  -------------  ----------  ----------
                ASSETS
Investments in shares of the AIM
   Variable Insurance Funds:
   Basic Balanced Fund, 166,141
      shares at net asset value of
      $6.78 per share
      (cost $2,262,008)                $1,126,434           --         --         --            --           --          --
   Capital Appreciation Fund, 286,807
      shares at net asset value of
      $16.61 per share
      (cost $7,216,524)                        --    4,763,864         --         --            --           --          --
   Core Equity Fund, 21,262 shares at
      net asset value of $19.62 per
      share (cost $546,605)                    --           --    417,168         --            --           --          --
   Small Cap Equity Fund, 237,194
      shares at net asset value of
      $10.51 per share
      (cost $3,049,851)                        --           --         --  2,492,914            --           --          --
Investments in shares of the Alliance
   Bernstein Funds:
   Alliance Bernstein International
      Value, 29,692 shares at net
      asset value of $10.93 per share
      (cost $578,682)                          --           --         --         --       324,532           --          --
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Income and Growth, 512,072 shares
      at net asset value of $4.81 per
      share (cost $3,853,220)                  --           --         --         --            --    2,463,068          --
   Ultra Fund, 5,458,924 shares at
      net asset value of $5.99 per
      share (cost $51,730,675)                 --           --         --         --            --           --  32,698,954
                                       ----------    ---------    -------  ---------       -------    ---------  ----------
                                        1,126,434    4,763,864    417,168  2,492,914       324,532    2,463,068  32,698,954
Receivable from Minnesota Life for
   contract purchase payments                  --           --         --     26,857            --           --          --
Receivable for investments sold                52        3,740      1,407         --            14        2,496       5,930
                                       ----------    ---------    -------  ---------       -------    ---------  ----------
         Total assets                   1,126,486    4,767,604    418,575  2,519,771       324,546    2,465,564  32,704,884
                                       ----------    ---------    -------  ---------       -------    ---------  ----------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and
   expense charges                             58        3,763      1,408         --            17        2,510       6,141
Payable for investments purchased              --           --         --     26,875            --           --          --
                                       ----------    ---------    -------  ---------       -------    ---------  ----------
         Total liabilities                     58        3,763      1,408     26,875            17        2,510       6,141
                                       ----------    ---------    -------  ---------       -------    ---------  ----------
         Net assets applicable to
            Contract owners            $1,126,428    4,763,841    417,167  2,492,896       324,529    2,463,054  32,698,743
                                       ==========    =========    =======  =========       =======    =========  ==========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period        1,126,428    4,763,841    417,167  2,492,896       324,529    2,463,054  32,466,257
Contracts in annuity payment period
   (note 2)                                    --           --         --         --            --           --     232,486
                                       ----------    ---------    -------  ---------       -------    ---------  ----------
         Total Contract Owners'
            Equity (notes 6 and 7)     $1,126,428    4,763,841    417,167  2,492,896       324,529    2,463,054  32,698,743
                                       ==========    =========    =======  =========       =======    =========  ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                                      AMERICAN
                                         AMERICAN      CENTURY    CREDIT SUISSE                                FIDELITY    FIDELITY
                                         CENTURY    VP INFLATION     GLOBAL      FIDELITY VIP   FIDELITY VIP      VIP        HIGH
                                          VALUE      PROTECTION     SMALL CAP     CONTRAFUND   EQUITY-INCOME    MID-CAP     INCOME
                                       -----------  ------------  -------------  ------------  -------------  ----------  ---------
                ASSETS
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Value Fund, 5,349,047 shares at
      net asset value of $4.68 per
      share (cost $40,505,574)          25,033,539           --            --             --            --            --         --
   VP Inflation Protection, 391,377
      shares at net asset value of
      $9.90 per share
      (cost $4,084,640)                         --    3,874,630            --             --            --            --         --
Investments in shares of the Credit
   Suisse Trust:
   Global Small Cap Portfolio,
      109,707 shares at net asset
      value of $7.36 per share
      (cost $1,375,231)                         --           --       807,441             --            --            --         --
Investments in shares of the Fidelity
   Variable Insurance Products Fund:
   Contrafund Portfolio, 2,703,292
      shares at net asset value of
      $15.14 per share
      (cost $75,558,771)                        --           --            --     40,927,841            --            --         --
   Equity-Income Portfolio, 6,414,640
      shares at net asset value of
      $13.00 per share
      (cost $147,814,097)                       --           --            --             --    83,390,315            --         --
   Mid-Cap Portfolio, 1,909,207
      shares at net asset value of
      $18.12 per share
      (cost $56,790,911)                        --           --            --             --            --    34,594,824         --
   High Income Portfolio, 696,456
      shares at net asset value of
      $3.89 per share
      (cost $3,638,998)                         --           --            --             --            --            --  2,709,216
                                       -----------    ---------       -------     ----------    ----------    ----------  ---------
                                        25,033,539    3,874,630       807,441     40,927,841    83,390,315    34,594,824  2,709,216
Receivable from Minnesota Life for
   contract purchase payments                   --           --           398             --        27,818            --     44,300
Receivable for investments sold              1,585          756            --          9,943            --        18,118          -
                                       -----------    ---------       -------     ----------    ----------    ----------  ---------
         Total assets                   25,035,124    3,875,386       807,839     40,937,784    83,418,133    34,612,942  2,753,516
                                       -----------    ---------       -------     ----------    ----------    ----------  ---------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and
   expense charges                           1,709          789            --         10,080            --        18,226         --
Payable for investments purchased               --           --           398             --        28,228            --     44,323
                                       -----------    ---------       -------     ----------    ----------    ----------  ---------
         Total liabilities                   1,709          789           398         10,080        28,228        18,226     44,323
                                       -----------    ---------       -------     ----------    ----------    ----------  ---------
         Net assets applicable to
            Contract owners            $25,033,415    3,874,597       807,441     40,927,704    83,389,905    34,594,716  2,709,193
                                       ===========    =========       =======     ==========    ==========    ==========  =========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period        25,033,415    3,874,597       806,942     40,754,589    82,902,279    34,252,238  2,709,193
Contracts in annuity payment period
   (note 2)                                     --           --           499        173,115       487,626       342,479         --
                                       -----------    ---------       -------     ----------    ----------    ----------  ---------
         Total Contract Owners'
            Equity (notes 6 and 7)     $25,033,415    3,874,597       807,441     40,927,704    83,389,905    34,594,716  2,709,193
                                       ===========    =========       =======     ==========    ==========    ==========  =========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------------------
                                        FRANKLIN                             TEMPLETON
                                       LARGE CAP     FRANKLIN      FRANKLIN  DEVELOPING    TEMPLETON    FRANKLIN   IBBOTSON
                                         GROWTH    MUTUAL SHARES    SMALL      MARKETS   GLOBAL ASSET  SMALL CAP  AGGRESSIVE
                                       SECURITIES   SECURITIES     MID CAP   SECURITIES   ALLOCATION     VALUE      GROWTH
                                       ----------  -------------  ---------  ----------  ------------  ---------  ----------
                ASSETS
Investments in shares of the Franklin
   Templeton Variable Insurance
   Products Fund:
   Large Cap Growth Securities Fund,
      228,010 shares at net asset
      value of $10.50 per share (cost
      $3,425,123)                      $2,394,112           --           --          --           --          --         --
   Mutual Shares Securities Fund,
      800,242 shares at net asset
      value of $11.78 per share (cost
      $15,255,445)                             --    9,426,856           --          --           --          --         --
   Small Mid Cap Fund, 678,921 shares
      at net asset value of $11.75
      per share (cost $13,152,296)             --           --    7,977,327          --           --          --         --
   Developing Mkts Securities Fund,
      3,798,874 shares at net asset
      value of $6.04 per share (cost
      $44,687,969)                             --           --           --  22,945,201           --          --         --
   Global Asset Allocation Fund,
      783,220 shares at net asset
      value of $8.47 per share (cost
      $10,590,378)                             --           --           --          --    6,633,870          --         --
   Small Cap Value Fund, 199,047
      shares at net asset value of
      $10.55 per share (cost
      $2,728,319)                              --           --           --          --           --   2,099,944         --
Investments in shares of the Ibbotson
   Funds:
   Aggressive Growth Fund, 130,336
      shares at net asset value of
      $6.38 per share (cost $967,441)          --           --           --          --           --          --    831,545
                                       ----------    ---------    ---------  ----------    ---------   ---------    -------
                                        2,394,112    9,426,856    7,977,327  22,945,201    6,633,870   2,099,944    831,545
Receivable from Minnesota Life for
   contract purchase payments                  --           --           --          --        4,210      17,902         --
Receivable for investments sold                75        5,297        5,446         102           --          --         39
                                       ----------    ---------    ---------  ----------    ---------   ---------    -------
         Total assets                   2,394,187    9,432,153    7,982,773  22,945,303    6,638,080   2,117,846    831,584
                                       ----------    ---------    ---------  ----------    ---------   ---------    -------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                     89        5,344        5,463         196           --          --         51
Payable for investments purchased              --           --           --          --        4,210      17,917         --
                                       ----------    ---------    ---------  ----------    ---------   ---------    -------
         Total liabilities                     89        5,344        5,463         196        4,210      17,917         51
                                       ----------    ---------    ---------  ----------    ---------   ---------    -------
         Net assets applicable to
            Contract owners            $2,394,098    9,426,809    7,977,310  22,945,107    6,633,870   2,099,929    831,533
                                       ==========    =========    =========  ==========    =========   =========    =======
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period       $2,394,098    9,426,809    7,937,929  22,696,738    6,578,472   2,099,929    831,533
Contracts in annuity payment period
   (note 2)                                    --           --       39,381     248,369       55,398          --         --
                                       ----------    ---------    ---------  ----------    ---------   ---------    -------
         Total Contract Owners'
            Equity (notes 6 and 7)     $2,394,098    9,426,809    7,977,310  22,945,107    6,633,870   2,099,929    831,533
                                       ==========    =========    =========  ==========    =========   =========    =======

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                                                               IBBOTSON      JANUS       JANUS     JANUS ASPEN
                                         IBBOTSON     IBBOTSON     IBBOTSON     INCOME       ASPEN       ASPEN    INTERNATIONAL
                                         BALANCED   CONSERVATIVE    GROWTH    AND GROWTH   BALANCED      FORTY        GROWTH
                                       -----------  ------------  ----------  ----------  ----------  ----------  -------------
                ASSETS
Investments in shares of the Ibbotson
   Funds:
   Balanced Fund, 1,495,128 shares at
      net asset value of $7.73 per
      share (cost $13,156,273)         $11,557,338           --           --          --          --          --            --
   Conservative Fund, 177,557 shares
      at net asset value of $9.80 per
      share (cost $1,773,467)                   --    1,740,061           --          --          --          --            --
   Growth Fund, 1,608,486 shares at
      net asset value of $6.89 per
      share (cost $13,506,628)                  --           --   11,082,471          --          --          --            --
   Income and Growth Fund, 611,760
      shares at net asset value of
      $8.73 per share (cost
      $5,929,047)                               --           --           --   5,340,667          --          --            --
Investments in shares of the Janus
   Aspen Series:
   Aspen Balanced Portfolio, 395,513
      shares at net asset value of
      $23.75 per share (cost
      $11,155,234)                              --           --           --          --   9,393,436          --            --
   Aspen Forty Portfolio, 1,005,334
      shares at net asset value of
      $22.72 per share (cost
      $30,782,201)                              --           --           --          --          --  22,841,190            --
   Aspen International Growth
      Portfolio, 2,054,230 shares at
      net asset value of $26.01 per
      share (cost $87,236,483)                  --           --           --          --          --          --    53,430,520
                                       -----------    ---------   ----------   ---------   ---------  ----------    ----------
                                        11,557,338    1,740,061   11,082,471   5,340,667   9,393,436  22,841,190    53,430,520
Receivable from Minnesota Life for
   contract purchase payments               79,770           --      168,049          --          --      72,842        60,289
Receivable for investments sold                 --           70           --         261      30,647          --            --
                                       -----------    ---------   ----------   ---------   ---------  ----------    ----------
         Total assets                   11,637,108    1,740,131   11,250,520   5,340,928   9,424,083  22,914,032    53,490,809
                                       -----------    ---------   ----------   ---------   ---------  ----------    ----------
            LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                      --           83           --         331      30,679          --            --
Payable for investments purchased           79,858           --      168,142          --          --      72,918        60,533
                                       -----------    ---------   ----------   ---------   ---------  ----------    ----------
         Total liabilities                  79,858           83      168,142         331      30,679      72,918        60,533
                                       -----------    ---------   ----------   ---------   ---------  ----------    ----------
         Net assets applicable to
            Contract owners            $11,557,250    1,740,048   11,082,378   5,340,597   9,393,404  22,841,114    53,430,276
                                       ===========    =========   ==========   =========   =========  ==========    ==========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period       $11,557,250    1,740,048   11,082,378   5,340,597   9,393,404  22,677,508    53,256,085
Contracts in annuity payment period
   (note 2)                                     --           --           --          --          --     163,606       174,191
                                       -----------    ---------   ----------   ---------   ---------  ----------    ----------
         Total Contract Owners'
            Equity (notes 6 and 7)     $11,557,250    1,740,048   11,082,378   5,340,597   9,393,404  22,841,114    53,430,276
                                       ===========    =========   ==========   =========   =========  ==========    ==========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------------------------
                                                                                                   NEUBERGER
                                       JANUS ASPEN       MFS        MFS       MFS                     AMT      OPPENHEIMER
                                         MID CAP      INVESTORS   MID CAP     NEW         MFS      SOCIALLY      CAPITAL
                                          VALUE     GROWTH STOCK   GROWTH  DISCOVERY     VALUE    RESPONSIVE  APPRECIATION
                                       -----------  ------------  -------  ---------  ----------  ----------  ------------
                ASSETS
Investments in shares of the Janus
   Aspen Series:
   Aspen Mid Cap Value Portfolio,
      153,933 shares at net asset
      value of $10.64 per share (cost
      $2,021,547)                       $1,637,851           --        --         --          --         --            --
Investments in shares of the MFS
   Variable Insurance Trust:
   Investors Growth Stock Series,
      1,715,209 shares at net asset
      value of $6.95 per share (cost
      $17,580,703)                              --   11,920,701        --         --          --         --            --
   Mid Cap Growth Series, 147,612
      shares at net asset value of
      $3.20 per share (cost $959,504)           --           --   472,357         --          --         --            --
   New Discovery Series, 747,585
      shares at net asset value of
      $8.01 per share (cost
      $10,166,021)                              --           --        --  5,988,157          --         --            --
   Value Fund, 3,156,027 shares at
      net asset value of $9.67 per
      share (cost $42,058,706)                  --           --        --         --  30,518,782         --            --
Investments in shares of the
   Neuberger AMT Funds:
   Socially Responsive Fund, 15,783
      shares at net asset value of
      $9.41 per share (cost $243,327)           --           --        --         --          --    148,519            --
Investments in shares of the
   Oppenheimer Variable Account
   Funds:
   Capital Appreciation Fund, 96,455
      shares at net asset value of
      $25.42 per share (cost
      $3,732,841)                               --           --        --         --          --         --     2,451,886
                                        ----------   ----------   -------  ---------  ----------    -------     ---------
                                         1,637,851   11,920,701   472,357  5,988,157  30,518,782    148,519     2,451,886
Receivable from Minnesota Life for
   contract purchase payments               17,762       41,557        --         --     130,194         --            --
Receivable for investments sold                 --           --        19      1,559          --          7         2,393
                                        ----------   ----------   -------  ---------  ----------    -------     ---------
         Total assets                    1,655,613   11,962,258   472,376  5,989,716  30,648,976    148,526     2,454,279
                                        ----------   ----------   -------  ---------  ----------    -------     ---------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                      --           --        22      1,596          --          9         2,407
Payable for investments purchased           17,774       41,630        --         --     130,387         --            --
                                        ----------   ----------   -------  ---------  ----------    -------     ---------
         Total liabilities                  17,774       41,630        22      1,596     130,387          9         2,407
                                        ----------   ----------   -------  ---------  ----------    -------     ---------
         Net assets applicable to
            Contract owners             $1,637,839   11,920,628   472,354  5,988,120  30,518,589    148,517     2,451,872
                                        ==========   ==========   =======  =========  ==========    =======     =========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period        $1,637,839   11,918,737   472,354  5,919,678  30,496,649    148,517     2,451,872
Contracts in annuity payment period
   (note 2)                                     --        1,891        --     68,442      21,940         --            --
                                        ----------   ----------   -------  ---------  ----------    -------     ---------
         Total Contract Owners'
            Equity (notes 6 and 7)      $1,637,839   11,920,628   472,354  5,988,120  30,518,589    148,517     2,451,872
                                        ==========   ==========   =======  =========  ==========    =======     =========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                                    OPPENHEIMER   OPPENHEIMER   PUTNAM VT     PUTNAM VT      PUTNAM VT    PUTNAM VT
                                       OPPENHEIMER  MAIN STREET  INTERNATIONAL  GROWTH AND  INTERNATIONAL       NEW          NEW
                                       HIGH INCOME   SMALL CAP      GROWTH        INCOME        EQUITY     OPPORTUNITIES    VALUE
                                       -----------  -----------  -------------  ----------  -------------  -------------  ---------
                ASSETS
Investments in shares of the
   Oppenheimer Variable Account
   Funds:
   High Income Fund, 7,805,061 shares
      at net asset value of $1.58 per
      share (cost $45,578,594)         $12,331,996         --             --            --            --            --           --
   Main Street Small Cap Fund,
      12,672 shares at net asset
      value of $10.54 per share
      (cost $186,960)                           --    133,568             --            --            --            --           --
Investments in shares of the Panorama
   Series Funds, Inc.:
   International Growth, 3,114,714
      shares at net asset value of
      $1.25 per share (cost
      $5,241,730)                               --         --      3,893,393            --            --            --           --
Investments in shares of the Putnam
   Variable Trust:
   Putnam Growth and Income Fund,
      127,443 shares at net asset
      value of $11.47 per share
      (cost $2,818,715)                         --         --             --     1,461,770            --            --           --
   International Equity Fund, 705,541
      shares at net asset value of
      $8.89 per share (cost
      $10,557,907)                              --         --             --            --     6,272,262            --           --
   New Opportunities Fund, 22,226
      shares at net asset value of
      $12.98 per share (cost
      $436,201)                                 --         --             --            --            --       288,491           --
   New Value Fund, 241,987 shares at
      net asset value of $6.66 per
      share (cost $3,372,531)                   --         --             --            --            --            --    1,611,634
                                       -----------    -------      ---------     ---------     ---------       -------    ---------
                                        12,331,996    133,568      3,893,393     1,461,770     6,272,262       288,491    1,611,634
Receivable from Minnesota Life for
   contract purchase payments                   --         --             --            --            --            --           --
Receivable for investments sold             20,429          5          2,166         1,697         2,668            11        1,950
                                       -----------    -------      ---------     ---------     ---------       -------    ---------
         Total assets                   12,352,425    133,573      3,895,559     1,463,467     6,274,930       288,502    1,613,584
                                       -----------    -------      ---------     ---------     ---------       -------    ---------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                  20,497          6          2,191         1,702         2,707            12        1,961
Payable for investments purchased               --         --             --            --            --            --           --
                                       -----------    -------      ---------     ---------     ---------       -------    ---------
         Total liabilities                  20,497          6          2,191         1,702         2,707            12        1,961
                                       -----------    -------      ---------     ---------     ---------       -------    ---------
         Net assets applicable to
            Contract owners            $12,331,928    133,567      3,893,368     1,461,765     6,272,223       288,490    1,611,623
                                       ===========    =======      =========     =========     =========       =======    =========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period       $12,278,826    133,567      3,893,368     1,461,765     6,271,693       288,490    1,611,623
Contracts in annuity payment period
   (note 2)                                 53,102         --             --            --           530            --           --
                                       -----------    -------      ---------     ---------     ---------       -------    ---------
         Total Contract Owners'
            Equity (notes 6 and 7)     $12,331,928    133,567      3,893,368     1,461,765     6,272,223       288,490    1,611,623
                                       ===========    =======      =========     =========     =========       =======    =========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------
                                                                                       VAN KAMPEN   VAN KAMPEN
                                                              VAN KAMPEN  VAN KAMPEN  UIF EMERGING    UIF US
                                       PUTNAM VT  VAN KAMPEN   STRATEGIC  GROWTH AND    MARKETS      MID CAP    IVY FUNDS VIP
                                        VOYAGER    COMSTOCK     GROWTH      INCOME       EQUITY       VALUE        BALANCED
                                       ---------  ----------  ----------  ----------  ------------  ----------  -------------
                ASSETS
Investments in shares of the Putnam
   Variable Trust:
   Voyager Fund, 26,196 shares at net
      asset value of $19.98 per share
      (cost $737,511)                   $523,406          --         --           --           --          --            --
Investments in shares of the Van
   Kampen Funds:
   Comstock Fund, 499,431 shares at
      net asset value of $8.22 per
      share (cost $6,537,442)                 --   4,105,321         --           --           --          --            --
   Strategic Growth Fund, 7,474
      shares at net asset value of
      $16.91 per share
      (cost $202,006)                         --          --    126,390           --           --          --            --
   Growth and Income Fund, 200,522
      shares at net asset value of
      $13.71 per share
      (cost $3,904,479)                       --          --         --    2,749,161           --          --            --
   UIF Emerging Markets Equity Fund,
      137,133 shares at net asset
      value of $7.63 per share
      (cost $1,896,660)                       --          --         --           --    1,046,323          --            --
   UIF US Mid Cap Value Fund,
      1,955 shares at net asset value
      of $7.64 per share
      (cost $19,757)                          --          --         --           --           --      14,939            --
Investments in shares of the
   Ivy Funds VIP, Inc.:
   Balanced Portfolio, 13,571,286
      shares at net asset value of
      $7.70 per share
      (cost $109,691,869)                     --          --         --           --           --          --   104,444,618
                                        --------   ---------    -------    ---------    ---------      ------   -----------
                                         523,406   4,105,321    126,390    2,749,161    1,046,323      14,939   104,444,618
Receivable from Minnesota Life for
   contract purchase payments                  8          --         --           --           --          --            --
Receivable for investments sold               --         171          5          103           40          --        39,800
                                        --------   ---------    -------    ---------    ---------      ------   -----------
         Total assets                    523,414   4,105,492    126,395    2,749,264    1,046,363      14,939   104,484,418
                                        --------   ---------    -------    ---------    ---------      ------   -----------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                    --         201          6          116           48          --        39,906
Payable for investments purchased             10          --         --           --           --          --            --
                                        --------   ---------    -------    ---------    ---------      ------   -----------
         Total liabilities                    10         201          6          116           48          --        39,906
                                        --------   ---------    -------    ---------    ---------      ------   -----------
         Net assets applicable to
            Contract owners             $523,404   4,105,291    126,389    2,749,148    1,046,315      14,939   104,444,512
                                        ========   =========    =======    =========    =========      ======   ===========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period        $523,404   4,105,291    126,389    2,749,148    1,046,315      14,939   101,326,848
Contracts in annuity payment period
   (note 2)                                   --          --         --           --           --          --     3,117,664
                                        --------   ---------    -------    ---------    ---------      ------   -----------
         Total Contract Owners'
            Equity (notes 6 and 7)      $523,404   4,105,291    126,389    2,749,148    1,046,315      14,939   104,444,512
                                        ========   =========    =======    =========    =========      ======   ===========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                        IVY FUNDS  IVY FUNDS VIP IVY FUNDS VIP               IVY FUNDS VIP IVY FUNDS VIP  IVY FUNDS
                                          VIP      INTERNATIONAL   SMALL CAP   IVY FUNDS VIP   MICRO-CAP     SMALL CAP       VIP
                                         GROWTH        VALUE        GROWTH         VALUE         GROWTH        VALUE     CORE EQUITY
                                      ------------ ------------- ------------- ------------- ------------- ------------- -----------
                ASSETS
Investments in shares of the Ivy
   Funds VIP, Inc.:
   Growth Portfolio, 17,747,443
      shares at net asset value of
      $7.55 per share
      (cost $169,838,876)             $134,044,666            --           --            --           --            --            --
   International Value Portfolio,
      11,508,771 shares at net asset
      value of $12.46 per share
      (cost $221,630,191)                       --   143,414,247           --            --           --            --            --
   Small Cap Growth Portfolio,
      7,236,536 shares at net asset
      value of $6.09 per share
      (cost $72,930,305)                        --            --   44,094,385            --           --            --            --
   Value Portfolio, 14,867,931 shares
      at net asset value of $4.15 per
      share (cost $91,728,646)                  --            --           --    61,756,927           --            --            --
   Micro-Cap Growth Portfolio,
      891,067 shares at net asset
      value of $11.11 per share
      (cost $15,122,587)                        --            --           --            --    9,901,719            --            --
   Small Cap Value Portfolio,
      5,190,994 shares at net asset
      value of $10.29 per share
      (cost $77,555,428)                        --            --           --            --           --    53,398,198            --
   Core Equity Portfolio, 1,906,559
      shares at net asset value of
      $8.11 per share (cost
      $22,433,173)                              --            --           --            --           --            --    15,463,906
                                      ------------   -----------   ----------    ----------    ---------    ----------    ----------
                                       134,044,666   143,414,247   44,094,385    61,756,927    9,901,719    53,398,198    15,463,906
Receivable from Minnesota Life for
   contract purchase payments              106,330        24,614       71,793            --        4,612        71,518            --
Receivable for investments sold                 --            --           --         4,815           --            --         7,755
                                      ------------   -----------   ----------    ----------    ---------    ----------    ----------
         Total assets                  134,150,996   143,438,861   44,166,178    61,761,742    9,906,331    53,469,716    15,471,661
                                      ------------   -----------   ----------    ----------    ---------    ----------    ----------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                      --            --           --         4,966           --            --         7,838
Payable for investments purchased          106,740        25,113       71,936            --        4,660        71,732            --
                                      ------------   -----------   ----------    ----------    ---------    ----------    ----------
         Total liabilities                 106,740        25,113       71,936         4,966        4,660        71,732         7,838
                                      ------------   -----------   ----------    ----------    ---------    ----------    ----------
         Net assets applicable to
            Contract owners           $134,044,256   143,413,748   44,094,242    61,756,776    9,901,671    53,397,984    15,463,823
                                      ============  ============   ==========    ==========    =========    ==========    ==========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period      $132,943,027   142,356,510   43,578,371    61,276,473    9,856,300    53,037,659    15,316,988
Contracts in annuity payment period
   (note 2)                              1,101,229     1,057,238      515,871       480,303       45,371       360,325       146,835
                                      ------------   -----------   ----------    ----------    ---------    ----------    ----------
         Total Contract Owners'
            Equity (notes 6 and 7)    $134,044,256   143,413,748   44,094,242    61,756,776    9,901,671    53,397,984    15,463,823
                                      ============  ============   ==========    ==========    =========    ==========    ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------
                                        IVY FUNDS                      IVY                     IVY         IVY         IVY
                                           VIP      IVY FUNDS VIP   FUNDS VIP      IVY      FUNDS VIP   FUNDS VIP   FUNDS VIP
                                          ASSET     INTERNATIONAL   SCIENCE &   FUNDS VIP   DIVIDEND      HIGH        MONEY
                                         STRATEGY      GROWTH      TECHNOLOGY     BOND       INCOME      INCOME      MARKET
                                       -----------  -------------  ----------  ----------  ----------  ----------  ----------
                ASSETS
Investments in shares of the Ivy
   Funds VIP, Inc.:
   Asset Strategy Portfolio,
      11,808,605 shares at net asset
      value of $8.27 per share (cost
      $122,333,722)                    $97,715,024            --           --          --          --          --          --
   International Growth Portfolio,
      2,703,409 shares at net asset
      value of $6.0 per share (cost
      $23,033,882)                              --    16,233,972           --          --          --          --          --
   Science & Technology Portfolio,
      1,974,199 shares at net asset
      value of $11.43 per share (cost
      $33,674,560)                              --            --   22,555,426          --          --          --          --
   Bond Portfolio, 6,131,093 shares
      at net asset value of $5.34 per
      share (cost $32,676,822)                  --            --           --  32,722,871          --          --          --
   Dividend Income Portfolio,
      2,168,881 shares at net asset
      value of $5.11 per share (cost
      $14,854,774)                              --            --           --          --  11,086,018          --          --
   High Income Portfolio, 9,914,468
      shares at net asset value of
      $2.48 per share (cost
      $33,231,522)                              --            --           --          --          --  24,628,530          --
   Money Market Portfolio, 13,122,031
      shares at net asset value of
      $1.00 per share (cost
      $13,122,031)                              --            --           --          --          --          --  13,122,031
                                       -----------    ----------   ----------  ----------  ----------  ----------  ----------
                                        97,715,024    16,233,972   22,555,426  32,722,871  11,086,018  24,628,530  13,122,031
Receivable from Minnesota Life for
   contract purchase payments              141,312        16,896        6,846          --          --          --          --
Receivable for investments sold                 --            --           --       1,451         447       2,033       1,040
                                       -----------    ----------   ----------  ----------  ----------  ----------  ----------
         Total assets                   97,856,336    16,250,868   22,562,272  32,724,322  11,086,465  24,630,563  13,123,071
                                       -----------    ----------   ----------  ----------  ----------  ----------  ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                      --            --           --       1,582         528       2,151       1,115
Payable for investments purchased          141,945        17,028        7,042          --          --          --          --
                                       -----------    ----------   ----------  ----------  ----------  ----------  ----------
         Total liabilities                 141,945        17,028        7,042       1,582         528       2,151       1,115
                                       -----------    ----------   ----------  ----------  ----------  ----------  ----------
         Net assets applicable to
            Contract owners            $97,714,391    16,233,840   22,555,230  32,722,740  11,085,937  24,628,412  13,121,956
                                       ===========    ==========   ==========  ==========  ==========  ==========  ==========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period       $97,011,228    16,168,879   22,503,474  32,722,740  11,085,937  24,628,412  13,121,956
Contracts in annuity payment period
   (note 2)                                703,163        64,961       51,756          --          --          --          --
                                       -----------    ----------   ----------  ----------  ----------  ----------  ----------
         Total Contract Owners'
            Equity (notes 6 and 7)     $97,714,391    16,233,840   22,555,230  32,722,740  11,085,937  24,628,412  13,121,956
                                       ===========    ==========   ==========  ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                                        IVY                    IVY
                                       IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS VIP  FUNDS VIP     IVY      FUNDS VIP  IVY FUNDS VIP
                                          MORTGAGE     REAL ESTATE   GLOBAL NATURAL   MID CAP   FUNDS VIP  PATHFINDER    PATHFINDER
                                         SECURITIES    SECURITIES       RESOURCES      GROWTH     ENERGY   AGGRESSIVE   CONSERVATIVE
                                       -------------  -------------  --------------  ---------  ---------  ----------  -------------
                ASSETS
Investments in shares of the Ivy
   Funds VIP, Inc.:
   Mortgage Securities Portfolio,
      2,936,092 shares at net asset
      value of $4.39 per share (cost
      $14,721,292)                      $12,880,931            --              --           --         --          --         --
   Real Estate Securities Portfolio,
      1,937,816 shares at net asset
      value of $4.30 per share (cost
      $13,826,132)                               --     8,340,362              --           --         --          --         --
   Global Natural Resources
      Portfolio, 5,786,188 shares at
      net asset value of $3.31 per
      share (cost $42,049,230)                   --            --      19,153,440           --         --          --         --
   Mid Cap Growth Portfolio,
      1,921,040 shares at net asset
      value of $4.51 per share (cost
      $12,081,553)                               --            --              --    8,655,440         --          --         --
   Energy Portfolio, 1,175,745 shares
      at net asset value of $3.74 per
      share (cost $6,595,425)                    --            --              --           --  4,401,285          --         --
   Pathfinder Aggressive, 211,246
      shares at net asset value of
      $3.81 per share (cost $953,584)            --            --              --           --         --     804,678         --
   Pathfinder Conservative, 796,398
      shares at net asset value of
      $4.45 per share (cost
      $3,669,169)                                --            --              --           --         --          --  3,546,361
                                        -----------    ----------      ----------    ---------  ---------   ---------  ---------
                                         12,880,931     8,340,362      19,153,440    8,655,440  4,401,285     804,678  3,546,361
Receivable from Minnesota Life for
   contract purchase payments                    --         1,651              --        3,612      4,264          --         --
Receivable for investments sold                 610            --           3,874           --         --          31        125
                                        -----------    ----------      ----------    ---------  ---------   ---------  ---------
         Total assets                    12,881,541     8,342,013      19,157,314    8,659,052  4,405,549     804,709  3,546,486
                                        -----------    ----------      ----------    ---------  ---------   ---------  ---------
            LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                      655            --           4,041           --         --          35        129
Payable for investments purchased                --         1,724              --        3,670      4,286          --         --
                                        -----------    ----------      ----------    ---------  ---------   ---------  ---------
         Total liabilities                      655         1,724           4,041        3,670      4,286          35        129
                                        -----------    ----------      ----------    ---------  ---------   ---------  ---------
         Net assets applicable to
            Contract owners             $12,880,886     8,340,289      19,153,273    8,655,382  4,401,263     804,674  3,546,357
                                        ===========    ==========      ==========    =========  =========   =========  =========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period        $12,880,886     8,340,289      19,153,273    8,655,382  4,401,263     804,674  3,546,357
Contracts in annuity payment period
   (note 2)                                      --            --              --           --         --          --         --
                                        -----------    ----------      ----------    ---------  ---------   ---------  ---------
         Total Contract Owners'
            Equity (notes 6 and 7)      $12,880,886     8,340,289      19,153,273    8,655,382  4,401,263     804,674  3,546,357
                                        ===========    ==========      ==========    =========  =========   =========  =========

See accompanying notes to financial statements.

                                                 SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------
                                                      IVY FUNDS VIP  IVY FUNDS VIP
                                       IVY FUNDS VIP   PATHFINDER     PATHFINDER
                                         PATHFINDER    MODERATELY     MODERATELY
                                          MODERATE     AGGRESSIVE    CONSERVATIVE
                                       -------------  ------------- --------------
              ASSETS
Investments in shares of the Ivy
   Funds VIP, Inc.:
   Pathfinder Moderate, 5,758,585
      shares at net asset value of
      $4.06 per share (cost
      $25,732,951)                      $23,397,132             --             --
   Pathfinder Moderately Aggressive,
      10,835,505 shares at net asset
      value of $4.01 per share (cost
      $49,177,639)                               --     43,493,718             --
   Pathfinder Moderately
      Conservative, 2,424,722 shares
      at net asset value of $4.31 per
      share (cost $11,028,574)                   --             --     10,450,069
                                        -----------     ----------     ----------
                                         23,397,132     43,493,718     10,450,069
Receivable from Minnesota Life for
   contract purchase payments               210,067        465,179         74,791
Receivable for investments sold                  --             --             --
                                        -----------     ----------     ----------
         Total assets                    23,607,199     43,958,897     10,524,860
                                        -----------     ----------     ----------
            LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                       --             --             --
Payable for investments purchased           210,091        465,224         74,806
                                        -----------     ----------     ----------
         Total liabilities                  210,091        465,224         74,806
                                        -----------     ----------     ----------
         Net assets applicable to
            Contract owners             $23,397,108     43,493,673     10,450,054
                                        ===========     ==========     ==========
        CONTRACT OWNERS' EQUITY
Contracts in accumulation period        $23,397,108     43,493,673     10,450,054
Contracts in annuity payment period
   (note 2)                                      --             --             --
                                        -----------     ----------     ----------
         Total Contract Owners'
            Equity (notes 6 and 7)      $23,397,108     43,493,673     10,450,054
                                        ===========     ==========     ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2008

                                                                         SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                                                    ADVANTUS     ADVANTUS     ADVANTUS       ADVANTUS     ADVANTUS
                                         ADVANTUS      ADVANTUS      INDEX       MORTGAGE   INTERNATIONAL   INDEX 400   REAL ESTATE
                                           BOND         MONEY         500       SECURITIES      BOND         MID-CAP    SECURITIES
                                          CLASS 2       MARKET      CLASS 2      CLASS 2       CLASS 2       CLASS 2      CLASS 2
                                       ------------  -----------  -----------  -----------  -------------  -----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $         --    1,437,404           --           --            --            --           --
   Mortality, expense charges and
      administrative charges (note 3)    (2,658,791)    (963,729)  (1,912,413)  (1,312,665)     (781,407)     (768,090)    (817,708)
                                       ------------  -----------  -----------  -----------    ----------   -----------  -----------
      Investment income (loss) - net     (2,658,791)     473,675   (1,912,413)  (1,312,665)     (781,407)     (768,090)    (817,708)
                                       ------------  -----------  -----------  -----------    ----------   -----------  -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --           --           --           --            --            --           --
                                       ------------  -----------  -----------  -----------    ----------   -----------  -----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                39,595,506   41,812,963   35,199,923   31,089,813    12,828,987     7,238,099   13,605,809
      Cost of investments sold          (35,398,035) (41,812,963) (28,503,158) (26,316,349)   (9,768,715)   (5,204,154)  (8,823,228)
                                       ------------  -----------  -----------  -----------    ----------   -----------  -----------
                                          4,197,471           --    6,696,765    4,773,464     3,060,272     2,033,945    4,782,581
                                       ------------  -----------  -----------  -----------    ----------   -----------  -----------
      Net realized gains (losses)
         on investments                   4,197,471           --    6,696,765    4,773,464     3,060,272     2,033,945    4,782,581
                                       ------------  -----------  -----------  -----------    ----------   -----------  -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (31,957,526)          --  (82,441,904) (17,615,254)     (891,661)  (25,897,284) (27,458,766)
                                       ------------  -----------  -----------  -----------    ----------   -----------  -----------
      Net gains (losses) on
         investments                    (27,760,055)          --  (75,745,139) (12,841,790)    2,168,611   (23,863,339) (22,676,185)
                                       ------------  -----------  -----------  -----------    ----------   -----------  -----------
      Net increase (decrease) in
         net assets resulting from
         operations                    $(30,418,846)     473,675  (77,657,552) (14,154,455)    1,387,204   (24,631,429) (23,493,893)
                                       ============  ===========  ===========  ===========    ==========   ===========  ===========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                                                                        ALLIANCE     AMERICAN
                                        AIM V.I.    AIM V.I.    AIM V.I.   AIM V.I.    BERNSTEIN      CENTURY     AMERICAN
                                         BASIC      CAPITAL       CORE    SMALL CAP  INTERNATIONAL    INCOME      CENTURY
                                        BALANCED  APPRECIATION   EQUITY     EQUITY       VALUE      AND GROWTH     ULTRA
                                       ---------  ------------  --------  ---------  -------------  ----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $  68,888           --     10,629         --        2,168        64,277           --
   Mortality, expense charges and
      administrative charges (note 3)    (25,299)     (95,403)    (8,158)   (12,511)      (6,447)      (51,396)    (703,882)
                                       ---------   ----------   --------   --------     --------    ----------  -----------
      Investment income (loss) - net      43,589      (95,403)     2,471    (12,511)      (4,279)       12,881     (703,882)
                                       ---------   ----------   --------   --------     --------    ----------  -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                  --           --         --      9,205       15,511       444,368    8,095,169
                                       ---------   ----------   --------   --------     --------    ----------  -----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                380,050    1,333,813    215,278     53,137      585,649     1,036,216    9,792,371
      Cost of investments sold          (666,731)  (1,338,098)  (198,631)   (66,973)    (671,242)   (1,053,264) (10,574,012)
                                       ---------   ----------   --------   --------     --------    ----------  -----------
                                        (286,681)      (4,285)    16,647    (13,836)     (85,593)      (17,048)    (781,641)
                                       ---------   ----------   --------   --------     --------    ----------  -----------
      Net realized gains (losses)
         on investments                 (286,681)      (4,285)    16,647     (4,631)     (70,082)      427,320    7,313,528
                                       ---------   ----------   --------   --------     --------    ----------  -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (576,054)  (3,574,872)  (233,607)  (556,450)    (223,248)   (1,964,810) (32,138,328)
                                       ---------   ----------   --------   --------     --------    ----------  -----------
      Net gains (losses) on
         investments                    (862,735)  (3,579,157)  (216,960)  (561,081)    (293,330)   (1,537,490) (24,824,800)
                                       ---------   ----------   --------   --------     --------    ----------  -----------
      Net increase (decrease) in
         net assets resulting from
         operations                    $(819,146)  (3,674,560)  (214,489)  (573,592)    (297,609)   (1,524,609) (25,528,682)
                                       =========   ==========   ========   ========     ========    ==========  ===========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------------------------
                                                       AMERICAN      CREDIT
                                         AMERICAN       CENTURY      SUISSE                                               FIDELITY
                                          CENTURY    VP INFLATION    GLOBAL    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    HIGH
                                           VALUE      PROTECTION    SMALL CAP   CONTRAFUND   EQUITY-INCOME    MID-CAP      INCOME
                                       ------------  ------------  ----------  ------------  -------------  ------------  --------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $    803,270      122,776       25,945       474,773     2,793,236        131,488   297,049
   Mortality, expense charges and
      administrative charges (note 3)      (476,044)     (40,238)     (16,137)     (884,963)   (1,668,772)      (744,497)  (20,069)
                                       ------------   ----------   ----------   -----------   -----------    -----------  --------
      Investment income (loss) - net        327,226       82,538        9,808      (410,190)    1,124,464       (613,009)  276,980
                                       ------------   ----------   ----------   -----------   -----------    -----------  --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund              4,557,088           --           --     2,003,103       124,473      9,757,990        --
                                       ------------   ----------   ----------   -----------   -----------    -----------  --------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                 7,689,349    1,438,270    1,184,888    15,758,093    13,522,715     14,234,226   115,603
      Cost of investments sold          (10,730,498)  (1,585,054)  (1,343,311)  (16,967,310)  (15,590,189)   (12,292,628) (162,234)
                                       ------------   ----------   ----------   -----------   -----------    -----------  --------
                                         (3,041,149)    (146,784)    (158,423)   (1,209,217)   (2,067,474)     1,941,598   (46,631)
                                       ------------   ----------   ----------   -----------   -----------    -----------  --------
      Net realized gains (losses)
         on investments                   1,515,939     (146,784)    (158,423)      793,886    (1,943,001)    11,699,588   (46,631)
                                       ------------   ----------   ----------   -----------   -----------    -----------  --------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (12,455,756)    (211,702)    (698,462)  (35,018,573)  (63,251,811)   (37,093,722) (909,841)
                                       ------------   ----------   ----------   -----------   -----------    -----------  --------
      Net gains (losses) on
         investments                    (10,939,817)    (358,486)    (856,885)  (34,224,687)  (65,194,812)   (25,394,134) (956,472)
                                       ------------   ----------   ----------   -----------   -----------    -----------  --------
      Net increase (decrease) in
         net assets resulting from
         operations                    $(10,612,591)    (275,948)    (847,077)  (34,634,877)  (64,070,348)   (26,007,143) (679,492)
                                       ============   ==========   ==========   ===========   ===========    ===========  ========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                         FRANKLIN                               TEMPLETON
                                        LARGE CAP     FRANKLIN      FRANKLIN    DEVELOPING    TEMPLETON    FRANKLIN   IBBOTSON
                                         GROWTH     MUTUAL SHARES     SMALL      MARKETS    GLOBAL ASSET  SMALL CAP  AGGRESSIVE
                                        SECURITIES    SECURITIES     MID CAP    SECURITIES   ALLOCATION     VALUE      GROWTH
                                       -----------  -------------  ----------  -----------  ------------  ---------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $    45,799       414,923           --    1,046,491      986,509       6,885         --
   Mortality, expense charges and
      administrative charges (note 3)      (50,572)     (198,547)    (167,124)    (521,160)     (95,754)    (13,899)    (8,094)
                                       -----------    ----------   ----------  -----------   ----------    --------   --------
      Investment income (loss) - net        (4,773)      216,376     (167,124)     525,331      890,755      (7,014)    (8,094)
                                       -----------    ----------   ----------  -----------   ----------    --------   --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund               235,505       590,159    1,590,820    7,844,180    1,234,131      47,683         39
                                       -----------    ----------   ----------  -----------   ----------    --------   --------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                  928,058     3,707,596    3,653,787   13,441,904    3,510,078     180,204    253,910
      Cost of investments sold            (980,038)   (3,579,581)  (3,749,966) (11,551,190)  (6,382,391)   (215,092)  (318,287)
                                       -----------    ----------   ----------  -----------   ----------    --------   --------
                                           (51,980)      128,015      (96,179)   1,890,714   (2,872,313)    (34,888)   (64,377)
                                       -----------    ----------   ----------  -----------   ----------    --------   --------
      Net realized gains (losses)
         on investments                    183,525       718,174    1,494,641    9,734,894   (1,638,182)     12,795    (64,338)
                                       -----------    ----------   ----------  -----------   ----------    --------   --------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (1,614,354)   (7,245,435)  (7,904,375) (37,274,026)  (1,957,696)   (626,431)  (135,670)
                                       -----------    ----------   ----------  -----------   ----------    --------   --------
      Net gains (losses) on
         investments                    (1,430,829)   (6,527,261)  (6,409,734) (27,539,132)  (3,595,878)   (613,636)  (200,008)
                                       -----------    ----------   ----------  -----------   ----------    --------   --------
      Net increase (decrease) in
         net assets resulting from
         operations                    $(1,435,602)   (6,310,885)  (6,576,858) (27,013,801)  (2,705,123)   (620,650)  (208,102)
                                       ===========    ==========   ==========  ===========   ==========    ========   ========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------------------------------
                                                                               IBBOTSON      JANUS       JANUS      JANUS ASPEN
                                         IBBOTSON     IBBOTSON     IBBOTSON     INCOME       ASPEN       ASPEN     INTERNATIONAL
                                         BALANCED   CONSERVATIVE    GROWTH    AND GROWTH   BALANCED      FORTY        GROWTH
                                       -----------  ------------  ----------  ----------  ----------  -----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $    10,701           --       13,587         --      266,634        3,545       891,569
   Mortality, expense charges and
      administrative charges (note 3)     (115,594)     (17,854)     (97,802)   (58,891)    (142,925)    (457,579)   (1,081,658)
                                       -----------   ----------   ----------   --------   ----------  -----------   -----------
      Investment income (loss) - net      (104,893)     (17,854)     (84,215)   (58,891)     123,709     (454,034)     (190,089)
                                       -----------   ----------   ----------   --------   ----------  -----------   -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                 2,366          187        1,516        225      769,013           --    12,878,221
                                       -----------   ----------   ----------   --------   ----------  -----------   -----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                1,784,538    1,440,644      364,009    758,851    2,368,093    8,135,859    11,498,066
      Cost of investments sold          (2,182,308)  (1,538,085)    (437,131)  (810,444)  (2,154,953)  (6,587,579)   (7,491,531)
                                       -----------   ----------   ----------   --------   ----------  -----------   -----------
                                          (397,770)     (97,441)     (73,122)   (51,593)     213,140    1,548,280     4,006,535
                                       -----------   ----------   ----------   --------   ----------  -----------   -----------
      Net realized gains (losses)
         on investments                   (395,404)     (97,254)     (71,606)   (51,368)     982,153    1,548,280    16,884,756
                                       -----------   ----------   ----------   --------   ----------  -----------   -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (1,592,556)     (34,316)  (2,402,557)  (588,519)  (3,200,493) (19,712,643)  (71,123,704)
                                       -----------   ----------   ----------   --------   ----------  -----------   -----------
      Net gains (losses) on
         investments                    (1,987,960)    (131,570)  (2,474,163)  (639,887)  (2,218,340) (18,164,363)  (54,238,948)
                                       -----------   ----------   ----------   --------   ----------  -----------   -----------
      Net increase (decrease) in
         net assets resulting from
         operations                    $(2,092,853)    (149,424)  (2,558,378)  (698,778)  (2,094,631) (18,618,397)  (54,429,037)
                                       ===========   ==========   ==========   ========   ==========  ===========   ===========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------
                                                                                                      NEUBERGER
                                       JANUS ASPEN       MFS         MFS        MFS                      AMT      OPPENHEIMER
                                         MID CAP      INVESTORS    MID CAP      NEW         MFS       SOCIALLY      CAPITAL
                                          VALUE     GROWTH STOCK   GROWTH    DISCOVERY     VALUE     RESPONSIVE  APPRECIATION
                                       -----------  ------------  --------  ----------  -----------  ----------  ------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $   6,925        30,889         --          --      255,150      3,716            --
   Mortality, expense charges and
      administrative charges (note 3)     (12,137)     (169,527)   (11,321)   (133,003)    (395,882)    (2,614)      (53,157)
                                        ---------    ----------   --------  ----------  -----------    -------    ----------
      Investment income (loss) - net       (5,212)     (138,638)   (11,321)   (133,003)    (140,732)     1,102       (53,157)
                                        ---------    ----------   --------  ----------  -----------    -------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund               45,671       515,493    112,172   1,960,604    1,043,365     14,928            --
                                        ---------    ----------   --------  ----------  -----------    -------    ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                  74,148       379,038    233,654   2,024,181    1,260,247     16,877       897,727
      Cost of investments sold            (98,461)     (344,728)  (252,628) (2,421,747)  (1,285,293)   (20,605)     (802,627)
                                        ---------    ----------   --------  ----------  -----------    -------    ----------
                                          (24,313)       34,310    (18,974)   (397,566)     (25,046)    (3,728)       95,100
                                        ---------    ----------   --------  ----------  -----------    -------    ----------
      Net realized gains (losses)
         on investments                    21,358       549,803     93,198   1,563,038    1,018,319     11,200        95,100
                                        ---------    ----------   --------  ----------  -----------    -------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                     (383,275)   (6,145,315)  (573,906) (5,582,854) (12,671,563)   (94,781)   (2,126,206)
                                        ---------    ----------   --------  ----------  -----------    -------    ----------
      Net gains (losses) on
         investments                     (361,917)   (5,595,512)  (480,708) (4,019,816) (11,653,244)   (83,581)   (2,031,106)
                                        ---------    ----------   --------  ----------  -----------    -------    ----------
      Net increase (decrease) in
         net assets resulting from
         operations                     $(367,129)   (5,734,150)  (492,029) (4,152,819) (11,793,976)   (82,479)   (2,084,263)
                                        =========    ==========   ========  ==========  ===========    =======    ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                     OPPENHEIMER  OPPENHEIMER    PUTNAM VT    PUTNAM VT     PUTNAM VT     PUTNAM VT
                                        OPPENHEIMER  MAIN STREET INTERNATIONAL  GROWTH AND  INTERNATIONAL     NEW           NEW
                                        HIGH INCOME   SMALL CAP     GROWTH        INCOME        EQUITY    OPPORTUNITIES    VALUE
                                       ------------  ----------- -------------  ----------  ------------- -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $  2,319,104         35         44,422       43,225       211,854           --        51,917
   Mortality, expense charges and
      administrative charges (note 3)      (455,689)    (1,129)       (88,847)     (27,730)     (141,251)      (6,495)      (38,518)
                                       ------------    -------     ----------   ----------    ----------     --------    ----------
      Investment income (loss) - net      1,863,415     (1,094)       (44,425)      15,495        70,603       (6,495)       13,399
                                       ------------    -------     ----------   ----------    ----------     --------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --        735             --      371,670     1,627,679           --       632,371
                                       ------------    -------     ----------   ----------    ----------     --------    ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                 5,593,340      7,764      1,631,947      395,353     2,000,105      235,727       993,139
      Cost of investments sold           (7,370,354)   (11,926)    (1,128,166)    (602,107)   (2,032,728)    (225,299)   (1,597,340)
                                       ------------    -------     ----------   ----------    ----------     --------    ----------
                                         (1,777,014)    (4,162)       503,781     (206,754)      (32,623)      10,428      (604,201)
                                       ------------    -------     ----------   ----------    ----------     --------    ----------
      Net realized gains (losses)
         on investments                  (1,777,014)    (3,427)       503,781      164,916     1,595,056       10,428        28,170
                                       ------------    -------     ----------   ----------    ----------     --------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (31,344,649)   (52,902)    (3,728,425)  (1,189,955)   (6,978,687)    (214,637)   (1,529,454)
                                       ------------    -------     ----------   ----------    ----------     --------    ----------
      Net gains (losses) on
         investments                    (33,121,663)   (56,329)    (3,224,644)  (1,025,039)   (5,383,631)    (204,209)   (1,501,284)
                                       ------------    -------     ----------   ----------    ----------     --------    ----------
      Net increase (decrease) in
         net assets resulting from
         operations                    $(31,258,248)   (57,423)    (3,269,069)  (1,009,544)   (5,313,028)    (210,704)   (1,487,885)
                                       ============    =======     ==========   ==========    ==========     ========    ==========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------
                                                                                       VAN KAMPEN   VAN KAMPEN
                                                              VAN KAMPEN  VAN KAMPEN  UIF EMERGING    UIF US
                                       PUTNAM VT  VAN KAMPEN   STRATEGIC  GROWTH AND     MARKETS      MID CAP   IVY FUNDS VIP
                                        VOYAGER    COMSTOCK     GROWTH      INCOME       EQUITY        VALUE      BALANCED
                                       ---------  ----------  ----------  ----------  ------------  ----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $      --     139,841        357       62,269          --          116        130,165
   Mortality, expense charges and
      administrative charges (note 3)     (9,914)    (87,689)    (2,804)     (48,100)    (12,751)        (167)    (1,699,967)
                                       ---------  ----------   --------   ----------    --------      -------    -----------
      Investment income (loss) - net      (9,914)     52,152     (2,447)      14,169     (12,751)         (51)    (1,569,802)
                                       ---------  ----------   --------   ----------    --------      -------    -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                  --     343,450         --      120,987     250,536        4,868         90,844
                                       ---------  ----------   --------   ----------    --------      -------    -----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                147,299   1,478,831     45,488      897,250     407,570       31,075     29,702,618
      Cost of investments sold          (158,343) (1,799,192)   (47,794)  (1,028,183)   (578,570)     (39,392)   (27,276,658)
                                       ---------  ----------   --------   ----------    --------      -------    -----------
                                         (11,044)   (320,361)    (2,306)    (130,933)   (171,000)      (8,317)     2,425,960
                                       ---------  ----------   --------   ----------    --------      -------    -----------
      Net realized gains (losses)
         on investments                  (11,044)     23,089     (2,306)      (9,946)     79,536       (3,449)     2,516,804
                                       ---------  ----------   --------   ----------    --------      -------    -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (308,359) (2,608,942)  (105,686)  (1,352,328)   (834,414)      (4,670)   (33,671,974)
                                       ---------  ----------   --------   ----------    --------      -------    -----------
      Net gains (losses) on
         investments                    (319,403) (2,585,853)  (107,992)  (1,362,274)   (754,878)      (8,119)   (31,155,170)
                                       ---------  ----------   --------   ----------    --------      -------    -----------
      Net increase (decrease) in
         net assets resulting from
         operations                    $(329,317) (2,533,701)  (110,439)  (1,348,105)   (767,629)      (8,170)   (32,724,972)
                                       =========  ==========   ========   ==========    ========      =======    ===========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                                                     IVY FUNDS                 IVY FUNDS    IVY FUNDS
                                         IVY FUNDS   IVY FUNDS VIP      VIP       IVY FUNDS       VIP           VIP      IVY FUNDS
                                            VIP      INTERNATIONAL   SMALL CAP       VIP       MICRO-CAP    SMALL CAP       VIP
                                          GROWTH         VALUE         GROWTH       VALUE        GROWTH       VALUE     CORE EQUITY
                                       ------------  -------------  -----------  -----------  -----------  -----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $         --     1,008,525            --      199,554           --      129,483       37,173
   Mortality, expense charges and
      administrative charges (note 3)    (2,383,985)   (2,697,756)     (823,382)  (1,086,230)    (216,440)    (948,093)    (298,751)
                                       ------------  ------------   -----------  -----------  -----------  -----------   ----------
      Investment income (loss) - net     (2,383,985)   (1,689,231)     (823,382)    (886,676)    (216,440)    (818,610)    (261,578)
                                       ------------  ------------   -----------  -----------  -----------  -----------   ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund              1,854,858     4,006,362       912,043      625,075           --    1,259,059      566,752
                                       ------------  ------------   -----------  -----------  -----------  -----------   ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                25,981,801    31,522,852    12,075,349   13,636,573    3,856,718   13,979,472    4,147,601
      Cost of investments sold          (23,367,616)  (27,204,228)  (15,722,597) (14,665,684)  (3,534,129) (15,822,984)  (4,223,273)
                                       ------------  ------------   -----------  -----------  -----------  -----------   ----------
                                          2,614,185     4,318,624    (3,647,248)  (1,029,111)     322,589   (1,843,512)     (75,672)
                                       ------------  ------------   -----------  -----------  -----------  -----------   ----------
      Net realized gains (losses)
         on investments                   4,469,043     8,324,986    (2,735,205)    (404,036)     322,589     (584,453)     491,080
                                       ------------  ------------   -----------  -----------  -----------  -----------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (82,064,843) (116,214,280)  (27,946,228) (32,334,818) (10,079,829) (19,386,946)  (8,985,299)
                                       ------------  ------------   -----------  -----------  -----------  -----------   ----------
      Net gains (losses) on
         investments                    (77,595,800) (107,889,294)  (30,681,433) (32,738,854)  (9,757,240) (19,971,399)  (8,494,219)
                                       ------------  ------------   -----------  -----------  -----------  -----------   ----------
      Net increase (decrease) in
         net assets resulting from
         operations                    $(79,979,785) (109,578,525)  (31,504,815) (33,625,530)  (9,973,680) (20,790,009)  (8,755,797)
                                       ============  ============   ===========  ===========  ===========  ===========   ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------------------------
                                                                                                 IVY FUNDS   IVY FUNDS   IVY FUNDS
                                       IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS      VIP         VIP         VIP
                                           ASSET      INTERNATIONAL    SCIENCE &        VIP       DIVIDEND      HIGH       MONEY
                                         STRATEGY        GROWTH       TECHNOLOGY        BOND       INCOME      INCOME     MARKET
                                       -------------  -------------  -------------  ----------  ----------  ----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $    529,093         58,054            --       30,030      12,112     194,503     268,060
   Mortality, expense charges and
      administrative charges (note 3)     (1,836,587)      (347,097)     (464,781)    (503,139)   (218,358)   (442,082)   (180,466)
                                        ------------    -----------   -----------   ----------  ----------  ----------  ----------
      Investment income (loss) - net      (1,307,494)      (289,043)     (464,781)    (473,109)   (206,246)   (247,579)     87,594
                                        ------------    -----------   -----------   ----------  ----------  ----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund               8,696,360        484,048       839,279           --      22,277          --          --
                                        ------------    -----------   -----------   ----------  ----------  ----------  ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                 24,398,850      3,755,814     4,634,475    8,207,932   1,670,562   4,223,013   5,592,770
      Cost of investments sold           (21,064,707)    (3,081,856)   (4,673,420)  (8,606,775) (1,378,332) (5,044,636) (5,592,770)
                                        ------------    -----------   -----------   ----------  ----------  ----------  ----------
                                           3,334,143        673,958       (38,945)    (398,843)    292,230    (821,623)         --
                                        ------------    -----------   -----------   ----------  ----------  ----------  ----------
      Net realized gains (losses)
         on investments                   12,030,503      1,158,006       800,334     (398,843)    314,507    (821,623)         --
                                        ------------    -----------   -----------   ----------  ----------  ----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                     (49,512,006)   (13,034,120)  (12,569,768)     331,322  (6,431,916) (6,401,118)         --
                                        ------------    -----------   -----------   ----------  ----------  ----------  ----------
      Net gains (losses) on
         investments                     (37,481,503)   (11,876,114)  (11,769,434)     (67,521) (6,117,409) (7,222,741)         --
                                        ------------    -----------   -----------   ----------  ----------  ----------  ----------
      Net increase (decrease) in
         net assets resulting from
         operations                     $(38,788,997)   (12,165,157)  (12,234,215)    (540,630) (6,323,655) (7,470,320)     87,594
                                        ============    ===========   ===========   ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                           IVY          IVY                          IVY                     IVY
                                        FUNDS VIP    FUNDS VIP    IVY FUNDS VIP   FUNDS VIP      IVY      FUNDS VIP   IVY FUNDS VIP
                                         MORTGAGE   REAL ESTATE  GLOBAL NATURAL    MID CAP    FUNDS VIP   PATHFINDER   PATHFINDER
                                        SECURITIES  SECURITIES      RESOURCES      GROWTH      ENERGY    AGGRESSIVE*  CONSERVATIVE*
                                       -----------  -----------  --------------  ----------  ----------  -----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $   142,087      73,400        536,486         3,766       6,439         --            --
   Mortality, expense charges and
      administrative charges (note 3)     (213,584)   (184,520)      (584,339)     (165,586)    (91,591)    (5,015)      (12,057)
                                       -----------  ----------    -----------    ----------  ----------   --------      --------
      Investment income (loss) - net       (71,497)   (111,120)       (47,853)     (161,820)    (85,152)    (5,015)      (12,057)
                                       -----------  ----------    -----------    ----------  ----------   --------      --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                    --     212,107      2,179,933       160,247       7,024         --            --
                                       -----------  ----------    -----------    ----------  ----------   --------      --------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                3,546,584   1,632,368      5,946,934       904,756     766,607     81,543       128,033
      Cost of investments sold          (3,890,016) (1,635,468)    (5,332,300)     (764,756)   (659,095)  (105,054)     (143,601)
                                       -----------  ----------    -----------    ----------  ----------   --------      --------
                                          (343,432)     (3,100)       614,634       140,000     107,512    (23,511)      (15,568)
                                       -----------  ----------    -----------    ----------  ----------   --------      --------
      Net realized gains (losses)
         on investments                   (343,432)    209,007      2,794,567       300,247     114,536    (23,511)      (15,568)
                                       -----------  ----------    -----------    ----------  ----------   --------      --------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (1,552,760) (4,811,356)   (32,311,756)   (5,134,111) (3,669,897)  (148,906)     (122,808)
                                       -----------  ----------    -----------    ----------  ----------   --------      --------
      Net gains (losses) on
         investments                    (1,896,192) (4,602,349)   (29,517,189)   (4,833,864) (3,555,361)  (172,417)     (138,376)
                                       -----------  ----------    -----------    ----------  ----------   --------      --------
      Net increase (decrease) in
         net assets resulting from
         operations                    $(1,967,689) (4,713,469)   (29,565,042)   (4,995,684) (3,640,513)  (177,432)     (150,433)
                                       ===========  ==========    ===========    ==========  ==========   ========      ========

*    For the period from May 1, 2008 through December 31, 2008

See accompanying notes to financial statements.

                                                 SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------
                                                      IVY FUNDS VIP  IVY FUNDS VIP
                                       IVY FUNDS VIP   PATHFINDER     PATHFINDER
                                        PATHFINDER     MODERATELY     MODERATELY
                                         MODERATE*     AGGRESSIVE*   CONSERVATIVE*
                                       -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $        --             --            --
   Mortality, expense charges and
      administrative charges (note 3)       (87,540)      (181,756)      (30,557)
                                        -----------     ----------      --------
      Investment income (loss) - net        (87,540)      (181,756)      (30,557)
                                        -----------     ----------      --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --             --            --
                                        -----------     ----------      --------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                    33,613        613,380       114,437
      Cost of investments sold              (38,258)      (672,024)     (121,695)
                                        -----------     ----------      --------
                                             (4,645)       (58,644)       (7,258)
                                        -----------     ----------      --------
      Net realized gains (losses)
         on investments                      (4,645)       (58,644)       (7,258)
                                        -----------     ----------      --------
   Net change in unrealized
      appreciation or depreciation
      of investments                     (2,335,819)    (5,683,921)     (578,505)
                                        -----------     ----------      --------
      Net gains (losses) on
         investments                     (2,340,464)    (5,742,565)     (585,763)
                                        -----------     ----------      --------
      Net increase (decrease) in
         net assets resulting from
         operations                     $(2,428,004)    (5,924,321)     (616,320)
                                        ===========     ==========      ========

*    For the period from May 1, 2008 through December 31, 2008

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2008

                                                                       SEGREGATED SUB-ACCOUNTS
                                   ---------------------------------------------------------------------------------------------
                                                                ADVANTUS      ADVANTUS      ADVANTUS      ADVANTUS     ADVANTUS
                                     ADVANTUS      ADVANTUS      INDEX        MORTGAGE   INTERNATIONAL   INDEX 400   REAL ESTATE
                                       BOND         MONEY          500       SECURITIES       BOND        MID-CAP     SECURITIES
                                      CLASS 2       MARKET      CLASS 2       CLASS 2      CLASS 2        CLASS 2      CLASS 2
                                   ------------  -----------  ------------  -----------  -------------  -----------  -----------
Operations:
   Investment income (loss) - net  $ (2,658,791)     473,675    (1,912,413)  (1,312,665)     (781,407)     (768,090)    (817,708)
   Net realized gains (losses) on
      investments                     4,197,471           --     6,696,765    4,773,464     3,060,272     2,033,945    4,782,581
   Net change in unrealized
      appreciation or
      depreciation of investments   (31,957,526)          --   (82,441,904) (17,615,254)     (891,661)  (25,897,284) (27,458,766)
                                   ------------  -----------  ------------  -----------   -----------   -----------  -----------
Net increase (decrease) in net
   assets resulting from
   operations                       (30,418,846)     473,675   (77,657,552) (14,154,455)    1,387,204   (24,631,429) (23,493,893)
                                   ------------  -----------  ------------  -----------   -----------   -----------  -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments        22,805,404   62,167,890     5,524,170    4,847,021    13,964,856    10,290,995    8,643,201
   Contract withdrawals and
      charges                       (37,792,002) (41,247,191)  (33,160,476) (29,817,083)  (12,399,219)   (6,898,523) (13,033,943)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period       (18,336)      12,551        (2,682)     (21,003)        1,304         1,742        4,784
   Annuity benefit payments            (276,764)     (73,994)     (303,246)    (224,057)      (39,865)      (49,637)    (117,222)
                                   ------------  -----------  ------------  -----------   -----------   -----------  -----------
Increase (decrease) in net assets
   from contract transactions       (15,281,698)  20,859,256   (27,942,233) (25,215,121)    1,527,076     3,344,577   (4,503,180)
                                   ------------  -----------  ------------  -----------   -----------   -----------  -----------
Increase (decrease) in net assets   (45,700,544)  21,332,931  (105,599,785) (39,369,576)    2,914,280   (21,286,852) (27,997,073)
Net assets at the beginning
   of year                          208,541,053   60,232,879   223,928,815  114,619,534    53,588,882    65,303,332   68,749,309
                                   ------------  -----------  ------------  -----------   -----------   -----------  -----------
Net assets at the end of year      $162,840,509   81,565,810   118,329,030   75,249,958    56,503,162    44,016,480   40,752,236
                                   ============  ===========  ============  ===========   ===========   ===========  ===========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                   --------------------------------------------------------------------------------------
                                                                                      ALLIANCE     AMERICAN
                                     AIM V.I.     AIM V.I.    AIM V.I.   AIM V.I.    BERNSTEIN      CENTURY     AMERICAN
                                      BASIC       CAPITAL       CORE    SMALL CAP  INTERNATIONAL    INCOME      CENTURY
                                     BALANCED   APPRECIATION   EQUITY     EQUITY       VALUE      AND GROWTH     ULTRA
                                   --------------------------------------------------------------------------------------
Operations:
   Investment income (loss) - net  $    43,589      (95,403)     2,471    (12,511)      (4,279)       12,881     (703,882)
   Net realized gains (losses) on
      investments                     (286,681)      (4,285)    16,647     (4,631)     (70,082)      427,320    7,313,528
   Net change in unrealized
      appreciation or
      depreciation of investments     (576,054)  (3,574,872)  (233,607)  (556,450)    (223,248)   (1,964,810) (32,138,328)
                                   -----------   ----------   --------  ---------     --------    ----------  -----------
Net increase (decrease) in net
   assets resulting from
   operations                         (819,146)  (3,674,560)  (214,489)  (573,592)    (297,609)   (1,524,609) (25,528,682)
                                   -----------   ----------   --------  ---------     --------    ----------  -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          155,673      834,908    158,958  3,101,691      402,043       478,363    2,226,615
   Contract withdrawals and
      charges                         (360,602)  (1,280,466)  (208,381)   (52,215)    (581,438)     (997,993)  (9,197,253)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           --           12         --         --           --             9          301
   Annuity benefit payments                 --       (3,252)        --         --           --          (219)     (65,083)
                                   -----------   ----------   --------  ---------     --------    ----------  -----------
Increase (decrease) in net assets
   from contract transactions         (204,929)    (448,798)   (49,423) 3,049,476     (179,395)     (519,840)  (7,035,420)
                                   -----------   ----------   --------  ---------     --------    ----------  -----------
Increase (decrease) in net assets   (1,024,075)  (4,123,358)  (263,912) 2,475,884     (477,004)   (2,044,449) (32,564,102)
Net assets at the beginning
   of year                           2,150,503    8,887,199    681,079     17,012      801,533     4,507,503   65,262,845
                                   -----------   ----------   --------  ---------     --------    ----------  -----------
Net assets at the end of year      $ 1,126,428    4,763,841    417,167  2,492,896      324,529     2,463,054   32,698,743
                                   ===========   ==========   ========  =========     ========    ==========  ===========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                   -----------------------------------------------------------------------------------------------
                                                   AMERICAN
                                     AMERICAN       CENTURY    CREDIT SUISSE                                              FIDELITY
                                      CENTURY    VP INFLATION      GLOBAL     FIDELITY VIP   FIDELITY VIP  FIDELITY VIP     HIGH
                                       VALUE      PROTECTION     SMALL CAP     CONTRAFUND   EQUITY-INCOME     MID-CAP      INCOME
                                   ------------  ------------  -------------  ------------  -------------  ------------  ---------
Operations:
   Investment income (loss) - net  $    327,226       82,538         9,808       (410,190)     1,124,464      (613,009)    276,980
   Net realized gains (losses) on
      investments                     1,515,939     (146,784)     (158,423)       793,886     (1,943,001)   11,699,588     (46,631)
   Net change in unrealized
      appreciation or
      depreciation of investments   (12,455,756)    (211,702)     (698,462)   (35,018,573)   (63,251,811)  (37,093,722)   (909,841)
                                   ------------   ----------    ----------    -----------    -----------   -----------   ---------
Net increase (decrease) in net
   assets resulting from
   operations                       (10,612,591)    (275,948)     (847,077)   (34,634,877)   (64,070,348)  (26,007,143)   (679,492)
                                   ------------   ----------    ----------    -----------    -----------   -----------   ---------
Contract transactions (notes 3
   and 6):
   Contract purchase payments         1,829,533    5,283,299       723,872      4,045,882     13,964,219     2,617,812   3,199,072
   Contract withdrawals and
      charges                        (7,314,285)  (1,423,343)   (1,174,353)   (15,101,181)   (12,563,054)  (13,622,589)   (111,551)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           213           --            (2)         2,039          2,308         3,686          --
   Annuity benefit payments              (8,940)          --           (29)       (51,824)      (149,927)      (83,628)         --
                                   ------------   ----------    ----------    -----------    -----------   -----------   ---------
Increase (decrease) in net assets
   from contract transactions        (5,493,479)   3,859,956      (450,512)   (11,105,084)     1,253,546   (11,084,719)  3,087,521
                                   ------------   ----------    ----------    -----------    -----------   -----------   ---------
Increase (decrease) in net assets   (16,106,070)   3,584,008    (1,297,589)   (45,739,961)   (62,816,802)  (37,091,862)  2,408,029
Net assets at the beginning of
   year                              41,139,485      290,589     2,105,030     86,667,665    146,206,707    71,686,578     301,164
                                   ------------   ----------    ----------    -----------    -----------   -----------   ---------
Net assets at the end of year      $ 25,033,415    3,874,597       807,441     40,927,704     83,389,905    34,594,716   2,709,193
                                   ============   ==========    ==========    ===========    ===========   ===========   =========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                   --------------------------------------------------------------------------------------------
                                     FRANKLIN                                    TEMPLETON
                                    LARGE CAP      FRANKLIN                     DEVELOPING   TEMPLETON     FRANKLIN   IBBOTSON
                                      GROWTH    MUTUAL SHARES     FRANKLIN        MARKETS   GLOBAL ASSET  SMALL CAP  AGGRESSIVE
                                    SECURITIES    SECURITIES   SMALL MID CAP    SECURITIES   ALLOCATION     VALUE      GROWTH
                                   --------------------------------------------------------------------------------------------
Operations:
   Investment income (loss) - net  $    (4,773)     216,376       (167,124)        525,331      890,755      (7,014)    (8,094)
   Net realized gains (losses) on
      investments                      183,525      718,174      1,494,641       9,734,894   (1,638,182)     12,795    (64,338)
   Net change in unrealized
      appreciation or
      depreciation of investments   (1,614,354)  (7,245,435)    (7,904,375)    (37,274,026)  (1,957,696)   (626,431)  (135,670)
                                   -----------   ----------     ----------     -----------   ----------   ---------  ---------
Net increase (decrease) in net
   assets resulting from
   operations                       (1,435,602)  (6,310,885)    (6,576,858)    (27,013,801)  (2,705,123)   (620,650)  (208,102)
                                   -----------   ----------     ----------     -----------   ----------   ---------  ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          381,942    1,562,143      1,571,355       8,758,197    1,480,213   2,706,716  1,129,150
   Contract withdrawals and
      charges                         (892,552)  (3,588,496)    (3,544,924)    (13,068,608)  (3,434,808)   (167,862)  (247,483)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            1          573             --          11,122          641       1,475         --
   Annuity benefit payments               (181)      (3,616)            --         (66,728)      (6,559)    (12,263)        --
                                   -----------   ----------     ----------     -----------   ----------   ---------  ---------
Increase (decrease) in net assets
   from contract transactions         (510,790)  (2,029,396)    (1,973,569)     (4,366,017)  (1,960,513)  2,528,066    881,667
                                   -----------   ----------     ----------     -----------   ----------   ---------  ---------
Increase (decrease) in net assets   (1,946,392)  (8,340,281)    (8,550,427)    (31,379,818)  (4,665,636)  1,907,416    673,565
Net assets at the beginning
   of year                           4,340,490   17,767,090     16,527,737      54,324,925   11,299,506     192,513    157,968
                                   -----------   ----------     ----------     -----------   ----------   ---------  ---------
Net assets at the end of year      $ 2,394,098    9,426,809      7,977,310      22,945,107    6,633,870   2,099,929    831,533
                                   ===========   ==========     ==========     ===========   ==========   =========  =========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------------------------------
                                                                                IBBOTSON
                                                                                 INCOME      JANUS       JANUS      JANUS ASPEN
                                         IBBOTSON      IBBOTSON     IBBOTSON      AND        ASPEN       ASPEN     INTERNATIONAL
                                         BALANCED    CONSERVATIVE    GROWTH      GROWTH    BALANCED      FORTY         GROWTH
                                       -----------  -------------  ----------  ---------  ----------  -----------  -------------
Operations:
   Investment income (loss) - net      $  (104,893)     (17,854)      (84,215)   (58,891)    123,709     (454,034)     (190,089)
   Net realized gains (losses) on
      investments                         (395,404)     (97,254)      (71,606)   (51,368)    982,153    1,548,280    16,884,756
   Net change in unrealized
      appreciation or
      depreciation of investments       (1,592,556)     (34,316)   (2,402,557)  (588,519) (3,200,493) (19,712,643)  (71,123,704)
                                       -----------   ----------    ----------  ---------  ----------  -----------   -----------
Net increase (decrease) in net
   assets resulting from
   operations                           (2,092,853)    (149,424)   (2,558,378)  (698,778) (2,094,631) (18,618,397)  (54,429,037)
                                       -----------   ----------    ----------  ---------  ----------  -----------   -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments           11,463,821    3,228,370    12,718,211  6,040,876   2,823,728    9,672,609    18,644,308
   Contract withdrawals and
      charges                           (1,722,956)  (1,428,460)     (322,869)  (723,608) (2,293,244)  (7,874,143)  (11,072,980)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period               --           --            --         --          --        1,902         2,948
   Annuity benefit payments                     --           --            --         --          --      (54,727)      (59,330)
                                       -----------   ----------    ----------  ---------  ----------  -----------   -----------
Increase (decrease) in net assets
   from contract transactions            9,740,865    1,799,910    12,395,342  5,317,268     530,484    1,745,641     7,514,946
                                       -----------   ----------    ----------  ---------  ----------  -----------   -----------
Increase (decrease) in net assets        7,648,012    1,650,486     9,836,964  4,618,490  (1,564,147) (16,872,756)  (46,914,091)
Net assets at the beginning
   of year                               3,909,238       89,562     1,245,414    722,107  10,957,551   39,713,870   100,344,367
                                       -----------   ----------    ----------  ---------  ----------  -----------   -----------
Net assets at the end of year          $11,557,250    1,740,048    11,082,378  5,340,597   9,393,404   22,841,114    53,430,276
                                       ===========   ==========    ==========  =========  ==========  ===========   ===========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------------------------------
                                                                                                       NEUBERGER
                                       JANUS ASPEN      MFS          MFS         MFS                      AMT     OPPENHEIMER
                                         MID CAP     INVESTORS     MID CAP       NEW         MFS       SOCIALLY     CAPITAL
                                          VALUE     GROWTH STOCK    GROWTH    DISCOVERY     VALUE     RESPONSIVE  APPRECIATION
                                       -----------  ------------  ---------  ----------  -----------  ----------  --------------
Operations:
   Investment income (loss) - net      $   (5,212)     (138,638)    (11,321)   (133,003)    (140,732)     1,102      (53,157)
   Net realized gains (losses) on
      investments                          21,358       549,803      93,198   1,563,038    1,018,319     11,200       95,100
   Net change in unrealized
      appreciation or
      depreciation of investments        (383,275)   (6,145,315)   (573,906) (5,582,854) (12,671,563)   (94,781)  (2,126,206)
                                       ----------    ----------   ---------  ----------  -----------    -------   ----------
Net increase (decrease) in net
   assets resulting from
   operations                            (367,129)   (5,734,150)   (492,029) (4,152,819) (11,793,976)   (82,479)  (2,084,263)
                                       ----------    ----------   ---------  ----------  -----------    -------   ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments           2,064,148     8,734,064     132,932     533,021   21,879,122    233,651      778,854
   Contract withdrawals and
      charges                             (73,200)     (384,280)   (225,480) (1,904,552)  (1,248,679)   (14,624)    (864,936)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period              --           (61)         --         (72)          80         --           --
   Annuity benefit payments                    --        (5,103)         --     (24,766)     (16,120)        --           --
                                       ----------    ----------   ---------  ----------  -----------    -------   ----------
Increase (decrease) in net assets
   from contract transactions           1,990,948     8,344,620     (92,548) (1,396,369)  20,614,403    219,027      (86,082)
                                       ----------    ----------   ---------  ----------  -----------    -------   ----------
Increase (decrease) in net assets       1,623,819     2,610,470    (584,577) (5,549,188)   8,820,427    136,548   (2,170,345)
Net assets at the beginning
   of year                                 14,020     9,310,158   1,056,931  11,537,308   21,698,162     11,969    4,622,217
                                       ----------    ----------   ---------  ----------  -----------    -------   ----------
Net assets at the end of year          $1,637,839    11,920,628     472,354   5,988,120   30,518,589    148,517    2,451,872
                                       ==========    ==========   =========  ==========  ===========    =======   ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                   OPPENHEIMER   OPPENHEIMER    PUTNAM VT    PUTNAM VT      PUTNAM VT     PUTNAM VT
                                      OPPENHEIMER  MAIN STREET  INTERNATIONAL  GROWTH AND  INTERNATIONAL       NEW           NEW
                                      HIGH INCOME   SMALL CAP       GROWTH       INCOME        EQUITY     OPPORTUNITIES     VALUE
                                     ------------  -----------  -------------  ----------  -------------  -------------  ----------
Operations:
   Investment income (loss) - net    $  1,863,415     (1,094)       (44,425)       15,495       70,603        (6,495)        13,399
   Net realized gains (losses) on
      investments                      (1,777,014)    (3,427)       503,781       164,916    1,595,056        10,428         28,170
   Net change in unrealized
      appreciation or
      depreciation of investments     (31,344,649)   (52,902)    (3,728,425)   (1,189,955)  (6,978,687)     (214,637)    (1,529,454)
                                     ------------    -------     ----------    ----------   ----------      --------     ----------
Net increase (decrease) in net
   assets resulting from
   operations                         (31,258,248)   (57,423)    (3,269,069)   (1,009,544)  (5,313,028)     (210,704)    (1,487,885)
                                     ------------    -------     ----------    ----------   ----------      --------     ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments           8,199,594    188,320        874,838       297,443      582,275        69,051        377,611
   Contract withdrawals and
      charges                          (5,313,075)    (6,991)    (1,578,384)     (375,125)  (1,891,131)     (230,948)      (965,186)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period              50         --            (13)            3           16            --            (29)
   Annuity benefit payments               (45,755)        --           (798)         (225)      (5,691)           --           (766)
                                     ------------    -------     ----------    ----------   ----------      --------     ----------
Increase (decrease) in net assets
   from contract transactions           2,840,814    181,329       (704,357)      (77,904)  (1,314,531)     (161,897)      (588,370)
                                     ------------    -------     ----------    ----------   ----------      --------     ----------
Increase (decrease) in net assets     (28,417,434)   123,906     (3,973,426)   (1,087,448)  (6,627,559)     (372,601)    (2,076,255)
Net assets at the beginning
   of year                             40,749,362      9,661      7,866,794     2,549,213   12,899,782       661,091      3,687,878
                                     ------------    -------     ----------    ----------   ----------      --------     ----------
Net assets at the end of year        $ 12,331,928    133,567      3,893,368     1,461,765    6,272,223       288,490      1,611,623
                                     ============    =======     ==========    ==========   ==========      ========     ==========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                                                                       VAN KAMPEN   VAN KAMPEN
                                                              VAN KAMPEN  VAN KAMPEN  UIF EMERGING     UIF US       IVY
                                       PUTNAM VT  VAN KAMPEN   STRATEGIC  GROWTH AND    MARKETS       MID CAP    FUNDS VIP
                                        VOYAGER    COMSTOCK     GROWTH      INCOME       EQUITY        VALUE      BALANCED
                                       ---------  ----------  ----------  ----------  ------------  ----------  -----------
Operations:
   Investment income (loss) - net      $  (9,914)     52,152     (2,447)      14,169     (12,751)        (51)    (1,569,802)
   Net realized gains (losses) on
      investments                        (11,044)     23,089     (2,306)      (9,946)     79,536      (3,449)     2,516,804
   Net change in unrealized
      appreciation or
      depreciation of investments       (308,359) (2,608,942)  (105,686)  (1,352,328)   (834,414)     (4,670)   (33,671,974)
                                       ---------  ----------   --------   ----------   ---------     -------    -----------
Net increase (decrease) in net
   assets resulting from operations     (329,317) (2,533,701)  (110,439)  (1,348,105)   (767,629)     (8,170)   (32,724,972)
                                       ---------  ----------   --------   ----------   ---------     -------    -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments             90,100     711,144     55,413      913,693   1,676,452      51,191      3,083,448
   Contract withdrawals and charges     (139,697) (1,418,415)   (43,160)    (865,482)   (405,167)    (30,922)   (27,654,744)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             --         (24)        --           --          --          --         (8,542)
   Annuity benefit payments                   --      (1,675)        --           --          --          --       (475,504)
                                       ---------  ----------   --------   ----------   ---------     -------    -----------
Increase (decrease) in net assets
   from contract transactions            (49,597)   (708,970)    12,253       48,211   1,271,285      20,269    (25,055,342)
                                       ---------  ----------   --------   ----------   ---------     -------    -----------
Increase (decrease) in net assets       (378,914) (3,242,671)   (98,186)  (1,299,894)    503,656      12,099    (57,780,314)
Net assets at the beginning of year      902,318   7,347,962    224,575    4,049,042     542,659       2,840    162,224,826
                                       ---------  ----------   --------   ----------   ---------     -------    -----------
Net assets at the end of year          $ 523,404   4,105,291    126,389    2,749,148   1,046,315      14,939    104,444,512
                                       =========  ==========   ========   ==========   =========     =======    ===========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                                                        IVY                       IVY          IVY
                                           IVY       IVY FUNDS VIP   FUNDS VIP       IVY       FUNDS VIP    FUNDS VIP       IVY
                                        FUNDS VIP    INTERNATIONAL   SMALL CAP    FUNDS VIP    MICRO-CAP    SMALL CAP    FUNDS VIP
                                          GROWTH         VALUE         GROWTH       VALUE       GROWTH        VALUE     CORE EQUITY
                                       ------------  -------------  -----------  -----------  -----------  -----------  -----------
Operations:
   Investment income (loss) - net      $ (2,383,985)   (1,689,231)     (823,382)    (886,676)    (216,440)    (818,610)   (261,578)
   Net realized gains (losses) on
      investments                         4,469,043     8,324,986    (2,735,205)    (404,036)     322,589     (584,453)    491,080
   Net change in unrealized
      appreciation or
      depreciation of investments       (82,064,843) (116,214,280)  (27,946,228) (32,334,818) (10,079,829) (19,386,946) (8,985,299)
                                       ------------  ------------   -----------  -----------  -----------  -----------  ----------
Net increase (decrease) in net
   assets resulting from operations     (79,979,785) (109,578,525)  (31,504,815) (33,625,530)  (9,973,680) (20,790,009) (8,755,797)
                                       ------------  ------------   -----------  -----------  -----------  -----------  ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments            17,619,473    21,998,875     4,260,113   11,528,855    1,748,493    8,715,808   3,472,305
   Contract withdrawals and charges     (24,228,055)  (29,677,815)  (11,361,380) (12,930,206)  (3,710,902) (13,320,171) (3,932,903)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            (7,135)      (13,402)       (8,445)      10,524          836        8,100       3,736
   Annuity benefit payments                (248,372)     (245,975)     (103,082)     (97,281)     (11,378)     (72,618)    (52,373)
                                       ------------  ------------   -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
   from contract transactions            (6,864,089)   (7,938,317)   (7,212,794)  (1,488,108)  (1,972,951)  (4,668,881)   (509,235)
                                       ------------  ------------   -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets       (86,843,874) (117,516,842)  (38,717,609) (35,113,638) (11,946,631) (25,458,890) (9,265,032)
Net assets at the beginning of year     220,888,130   260,930,590    82,811,851   96,870,414   21,848,302   78,856,874  24,728,855
                                       ------------  ------------   -----------  -----------  -----------  -----------  ----------
Net assets at the end of year          $134,044,256   143,413,748    44,094,242   61,756,776    9,901,671   53,397,984  15,463,823
                                       ============  ============   ===========  ===========  ===========  ===========  ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------------------------------
                                            IVY                         IVY                       IVY        IVY         IVY
                                         FUNDS VIP   IVY FUNDS VIP    FUNDS VIP      IVY       FUNDS VIP   FUNDS VIP  FUNDS VIP
                                           ASSET     INTERNATIONAL    SCIENCE &   FUNDS VIP     DIVIDEND     HIGH       MONEY
                                          STRATEGY      GROWTH       TECHNOLOGY     BOND        INCOME      INCOME      MARKET
                                       ------------  -------------  -----------  -----------  ----------  ----------------------
Operations:
   Investment income (loss) - net      $ (1,307,494)     (289,043)     (464,781)   (473,109)    (206,246)   (247,579)     87,594
   Net realized gains (losses) on
      investments                        12,030,503     1,158,006       800,334    (398,843)     314,507    (821,623)         --
   Net change in unrealized
      appreciation or
      depreciation of investments       (49,512,006   (13,034,120)  (12,569,768)    331,322   (6,431,916) (6,401,118)         --
                                       ------------   -----------   -----------  ----------   ----------  ----------  ----------
Net increase (decrease) in net
   assets resulting from operations     (38,788,997)  (12,165,157)  (12,234,215)   (540,630)  (6,323,655) (7,470,320)     87,594
                                       ------------   -----------   -----------  ----------   ----------  ----------  ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments            33,753,689     4,257,720     4,415,418   7,672,300    3,327,072   4,418,580   8,479,871
   Contract withdrawals and charges     (23,567,506)   (3,573,501)   (4,389,521) (7,930,710)  (1,590,014) (3,994,234) (5,496,412)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             2,745           983           470         181          169         133          12
   Annuity benefit payments                (143,334)      (19,533)      (21,263)     (4,010)      (6,770)     (4,044)       (726)
                                       ------------   -----------   -----------  ----------   ----------  ----------  ----------
Increase (decrease) in net assets
   from contract transactions            10,045,594       665,669         5,104    (262,239)   1,730,457     420,435   2,982,745
                                       ------------   -----------   -----------  ----------   ----------  ----------  ----------
Increase (decrease) in net assets       (28,743,403)  (11,499,488)  (12,229,111)   (802,869)  (4,593,198) (7,049,885)  3,070,339
Net assets at the beginning of year     126,457,794    27,733,328    34,784,341  33,525,609   15,679,135  31,678,297  10,051,617
                                       ------------   -----------   -----------  ----------   ----------  ----------  ----------
Net assets at the end of year          $ 97,714,391    16,233,840    22,555,230  32,722,740   11,085,937  24,628,412  13,121,956
                                       ============   ===========   ===========  ==========   ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                        IVY FUNDS    IVY FUNDS                    IVY FUNDS               IVY FUNDS
                                           VIP          VIP       IVY FUNDS VIP      VIP      IVY FUNDS      VIP      IVY FUNDS VIP
                                         MORTGAGE   REAL ESTATE  GLOBAL NATURAL    MID CAP       VIP     PATHFINDER    PATHFINDER
                                        SECURITIES   SECURITIES    RESOURCES       GROWTH      ENERGY    AGGRESSIVE*  CONSERVATIVE*
                                       -----------  -----------  --------------  ----------  ----------  -----------  -------------
Operations:
   Investment income (loss) - net      $   (71,497)    (111,120)       (47,853)    (161,820)    (85,152)     (5,015)      (12,057)
   Net realized gains (losses) on
      investments                         (343,432)     209,007      2,794,567      300,247     114,536     (23,511)      (15,568)
   Net change in unrealized
      appreciation or
      depreciation of investments       (1,552,760)  (4,811,356)   (32,311,756)  (5,134,111) (3,669,897)   (148,906)     (122,808)
                                       -----------   ----------    -----------   ----------  ----------   ---------     ---------
Net increase (decrease) in net
   assets resulting from operations     (1,967,689)  (4,713,469)   (29,565,042)  (4,995,684) (3,640,513)   (177,432)     (150,433)
                                       -----------   ----------    -----------   ----------  ----------   ---------     ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments            4,154,842    2,390,081     11,463,564    1,968,457   2,703,779   1,059,072     3,816,686
   Contract withdrawals and charges     (3,430,450)  (1,541,600)    (5,750,283)    (828,353)   (729,337)    (76,966)     (119,896)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period               45          293            147          119          --          --            --
   Annuity benefit payments                   (633)      (3,115)        (3,993)      (1,249)         --          --            --
                                       -----------   ----------    -----------   ----------  ----------   ---------     ---------
Increase (decrease) in net assets
   from contract transactions              723,804      845,659      5,709,436    1,138,974   1,974,442     982,106     3,696,790
                                       -----------   ----------    -----------   ----------  ----------   ---------     ---------
Increase (decrease) in net assets       (1,243,885)  (3,867,810)   (23,855,606)  (3,856,710) (1,666,071)    804,674     3,546,357
Net assets at the beginning
   of year                              14,124,771   12,208,099     43,008,879   12,512,092   6,067,334          --            --
                                       -----------   ----------    -----------   ----------  ----------   ---------     ---------
Net assets at the end of year          $12,880,886    8,340,289     19,153,273    8,655,382   4,401,263     804,674     3,546,357
                                       ===========   ==========    ===========   ==========  ==========   =========     =========

*    For the period from May 1, 2008 through December 31, 2008

See accompanying notes to financial statements.

                                                 SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------
                                                       IVY FUNDS VIP   IVY FUNDS VIP
                                       IVY FUNDS VIP    PATHFINDER       PATHFINDER
                                        PATHFINDER      MODERATELY       MODERATELY
                                         MODERATE*      AGGRESSIVE*    CONSERVATIVE*
                                       -------------   -------------   -------------
Operations:
   Investment income (loss) - net      $   (87,540)       (181,756)        (30,557)
   Net realized gains (losses) on
      investments                           (4,645)        (58,644)         (7,258)
   Net change in unrealized
      appreciation or
      depreciation of investments       (2,335,819)     (5,683,921)       (578,505)
                                       -----------      ----------      ----------
Net increase (decrease) in net
   assets resulting from operations     (2,428,004)     (5,924,321)       (616,320)
                                       -----------      ----------      ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments           25,844,671      50,017,926      11,167,089
   Contract withdrawals and charges        (19,559)       (599,932)       (100,715)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              --              --
   Annuity benefit payments                     --              --              --
                                       -----------      ----------      ----------
Increase (decrease) in net assets
   from contract transactions           25,825,112      49,417,994      11,066,374
                                       -----------      ----------      ----------
Increase (decrease) in net assets       23,397,108      43,493,673      10,450,054
Net assets at the beginning of year             --              --              --
                                       -----------      ----------      ----------
Net assets at the end of year          $23,397,108      43,493,673      10,450,054
                                       ===========      ==========      ==========

*    For the period from May 1, 2008 through December 31, 2008

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2007

                                                                            SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------------
                                                                                              ADVANTUS
                                                                                              MATURING
                                                        ADVANTUS     ADVANTUS     ADVANTUS   GOVERNMENT     ADVANTUS      ADVANTUS
                                          ADVANTUS       MONEY        INDEX       MORTGAGE      BOND     INTERNATIONAL   INDEX 400
                                            BOND         MARKET        500       SECURITIES    2010(a)       BOND         MID-CAP
                                        ------------  -----------  -----------  -----------  ----------  -------------  ----------
Operations:
   Investment income (loss) - net       $ (2,625,807)   1,649,670   (2,709,184)  (1,584,740)    (43,594)     (586,574)    (809,665)
   Net realized gains (losses) on
      investments                          3,993,396           --   12,916,640    4,735,992     441,129     1,268,289    3,140,657
   Net change in unrealized
      appreciation or depreciation
      of investments                         389,460           --     (649,194)    (969,067)   (295,020)    2,993,119      808,519
                                        ------------  -----------  -----------  -----------  ----------    ----------   ----------
Net increase (decrease) in net assets
   resulting from operations               1,757,049    1,649,670    9,558,262    2,182,185     102,515     3,674,834    3,139,511
                                        ------------  -----------  -----------  -----------  ----------    ----------   ----------
Contract transactions
   (notes 2, 3 and 5):
   Contract purchase payments             42,824,210   47,516,824    6,500,276   12,700,669     533,261    14,981,314   14,504,163
   Contract withdrawals and charges      (18,069,646) (33,255,016) (39,043,526) (21,147,747) (4,537,211)   (4,839,758)  (7,199,334)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                          (8,308)       5,901       47,562        3,782       4,106         2,272        1,934
   Annuity benefit payments                 (287,945)     (45,621)    (492,359)    (264,419)    (23,269)      (30,896)     (67,438)
                                        ------------  -----------  -----------  -----------  ----------    ----------   ----------
Increase (decrease) in net assets from
   contract transactions                  24,458,311   14,222,088  (32,988,047)  (8,707,716) (4,023,113)   10,112,932    7,239,325
                                        ------------  -----------  -----------  -----------  ----------    ----------   ----------
Increase (decrease) in net assets         26,215,360   15,871,758  (23,429,785)  (6,525,531) (3,920,598)   13,787,766   10,378,836
Net assets at the beginning of year      182,325,693   44,361,121  247,358,600  121,145,065   3,920,598    39,801,116   54,924,496
                                        ------------  -----------  -----------  -----------  ----------    ----------   ----------
Net assets at the end of year           $208,541,053   60,232,879  223,928,815  114,619,534          --    53,588,882   65,303,332
                                        ============  ===========  ===========  ===========  ==========    ==========   ==========

(a) For the period January 1, 2007 to December 7, 2007. Pursuant to shareholder approval, the Maturing Government Bond 2010 sub-account made a liquidating distribution and ceased operations on December 7, 2007.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                                                                                       ALLIANCE     AMERICAN
                                          ADVANTUS     AIM V.I.    AIM V.I.    AIM V.I.   AIM V.I.    BERNSTEIN      CENTURY
                                         REAL ESTATE    BASIC       CAPITAL      CORE    SMALL CAP  INTERNATIONAL    INCOME
                                         SECURITIES    BALANCED  APPRECIATION   EQUITY    EQUITY*       VALUE*     AND GROWTH
                                        ------------  ---------  ------------  --------  ---------  -------------  ----------
Operations:
   Investment income (loss) - net       $ (1,151,954)    29,528     (118,707)    (3,544)     (24)       (2,854)        3,359
   Net realized gains (losses)
      on investments                      13,410,027    (79,864)     363,172     82,622      301        (2,298)      165,208
   Net change in unrealized
      appreciation or depreciation
      of investments                     (26,871,897)    62,974      589,845    (31,616)    (487)      (30,902)     (262,481)
                                        ------------  ---------   ----------   --------   ------       -------     ---------
Net increase (decrease) in net assets
   resulting from operations             (14,613,824)    12,638      834,310     47,462     (210)      (36,054)      (93,914)
                                        ------------  ---------   ----------    -------   ------       -------     ---------
Contract transactions
   (notes 2, 3 and 5):
   Contract purchase payments             13,105,940    269,547    2,927,173    221,768   17,455       861,372     1,094,450
   Contract withdrawals and charges      (22,663,986)  (330,063)  (1,239,850)  (268,513)    (233)      (23,785)     (564,592)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                           6,014         --           25         --       --            --            --
   Annuity benefit payments                 (157,766)        --       (3,225)        --       --            --            --
                                        ------------  ---------   ----------   --------   ------       -------     ---------
Increase (decrease) in net assets
   from contract transactions             (9,709,798)   (60,516)   1,684,124    (46,745)  17,222       837,587       529,858
                                        ------------  ---------   ----------   --------   ------       -------     ---------
Increase (decrease) in net assets        (24,323,622)   (47,878)   2,518,434        717   17,012       801,533       435,944
Net assets at the beginning of year       93,072,931  2,198,381    6,368,765    680,362       --            --     4,071,559
                                        ------------  ---------   ----------   --------   ------       -------     ---------
Net assets at the end of year           $ 68,749,309  2,150,503    8,887,199    681,079   17,012       801,533     4,507,503
                                        ============  =========   ==========   ========   ======       =======     =========

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                  AMERICAN      CREDIT
                                         AMERICAN    AMERICAN      CENTURY      SUISSE     FIDELITY
                                         CENTURY      CENTURY   VP INFLATION    GLOBAL       VIP       FIDELITY VIP  FIDELITY VIP
                                          ULTRA        VALUE     PROTECTION*  SMALL CAP   CONTRAFUND  EQUITY-INCOME     MID-CAP
                                       -----------  ----------  ------------  ---------  -----------  -------------  ------------
Operations:
   Investment income (loss) - net         (926,971)    (33,996)       635       (33,583)    (516,859)      426,695      (551,659)
   Net realized gains (losses) on
      investments                        2,177,241   3,423,916         49       485,610   25,515,461    15,194,773    11,301,606
   Net change in unrealized
      appreciation or depreciation
      of investments                    10,045,179  (6,393,030)     1,692      (575,150) (12,857,112)  (16,002,023)   (1,528,300)
                                       -----------  ----------    -------     ---------  -----------   -----------   -----------
Net increase (decrease) in net assets
   resulting from operations            11,295,449  (3,003,110)     2,376      (123,123)  12,141,490      (380,555)    9,221,647
                                       -----------  ----------    -------     ---------  -----------   -----------   -----------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments            3,128,832   9,672,092    289,184       963,477    9,691,701    18,047,337     6,459,586
   Contract withdrawals and charges     (9,042,722) (2,974,279)      (971)   (1,619,775) (12,047,753)  (11,865,842)  (10,735,487)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period              429         295         --            (1)       2,429         2,721         3,607
   Annuity benefit payments                (67,597)     (9,340)        --           (26)     (77,671)     (178,363)     (102,606)
                                       -----------  ----------    -------     ---------  -----------   -----------   -----------
Increase (decrease) in net assets
   from contract transactions           (5,981,058)  6,688,768    288,213      (656,326)  (2,431,294)    6,005,853    (4,374,900)
                                       -----------  ----------    -------     ---------  -----------   -----------   -----------
Increase (decrease) in net assets        5,314,391   3,685,658    290,589      (779,449)   9,710,196     5,625,298     4,846,747
Net assets at the beginning of year     59,948,454  37,453,827         --     2,884,479   76,957,469   140,581,409    66,839,831
                                       -----------  ----------    -------     ---------  -----------   -----------   -----------
Net assets at the end of year          $65,262,845  41,139,485    290,589     2,105,030   86,667,665   146,206,707    71,686,578
                                       ===========  ==========    =======     =========  ===========   ===========   ===========

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                                    FRANKLIN                                TEMPLETON
                                       FIDELITY    LARGE CAP       FRANKLIN     FRANKLIN    DEVELOPING    TEMPLETON    FRANKLIN
                                         HIGH        GROWTH     MUTUAL SHARES     SMALL      MARKETS    GLOBAL ASSET  SMALL CAP
                                        INCOME*    SECURITIES     SECURITIES     MID CAP    SECURITIES   ALLOCATION     VALUE*
                                       --------  -------------  -------------  ----------  -----------  ------------  ---------
Operations:
   Investment income (loss) - net      $ 18,800        (33,385)      (7,379)     (224,500)     468,332    1,915,118       (209)
   Net realized gains (losses) on
      investments                            (7)       194,825    1,294,527     2,149,124   10,802,908    2,323,976        (12)
   Net change in unrealized
      appreciation or depreciation
      of investments                    (19,941)        50,101   (1,092,362)     (435,237)     879,692   (3,253,653)    (1,944)
                                       --------      ---------   ----------    ----------  -----------   ----------    -------
Net increase (decrease) in net assets
   resulting from operations             (1,148)       211,541      194,786     1,489,387   12,150,932      985,441     (2,165)
                                       --------      ---------   ----------    ----------  -----------   ----------    -------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments           302,312        474,928    5,540,176     2,955,549   10,466,434    2,660,454    194,678
   Contract withdrawals and charges          --       (756,785)  (2,129,843)   (3,554,258) (14,220,783)  (3,054,088)    12,931
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --             11          701            --        9,925          255        564
   Annuity benefit payments                  --            (93)      (3,970)           --      (77,783)     (16,567)   (13,495)
                                       --------      ---------   ----------    ----------  -----------   ----------    -------
Increase (decrease) in net assets
   from contract transactions           302,312       (281,938)   3,407,063      (598,709)  (3,822,206)    (409,946)   194,678
                                       --------      ---------   ----------    ----------  -----------   ----------    -------
Increase (decrease) in net assets       301,164        (70,397)   3,601,849       890,678    8,328,726      575,495    192,513
Net assets at the beginning of year          --      4,410,887   14,165,241    15,637,059   45,996,199   10,724,011         --
                                       --------      ---------   ----------    ----------  -----------   ----------    -------
Net assets at the end of year          $301,164      4,340,490   17,767,090    16,527,737   54,324,925   11,299,506    192,513
                                       ========      =========   ==========    ==========  ===========   ==========    =======

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                        IBBOTSON                                          IBBOTSON      JANUS       JANUS
                                       AGGRESSIVE   IBBOTSON     IBBOTSON     IBBOTSON     INCOME       ASPEN       ASPEN
                                         GROWTH*   BALANCED*  CONSERVATIVE*   GROWTH*   AND GROWTH*   BALANCED      FORTY
                                       ----------  ---------  -------------  ---------  -----------  ----------  ----------
Operations:
   Investment income (loss) - net       $   (137)     (3,285)       (181)       (2,256)      (670)      102,345    (368,870)
   Net realized gains (losses) on
      investments                             (7)        129           1          (132)        (8)      224,481   1,674,687
   Net change in unrealized
      appreciation or depreciation
      of investments                        (226)     (6,379)        910       (21,600)       139       504,626   8,535,533
                                        --------   ---------      ------     ---------    -------    ----------  ----------
Net increase (decrease) in net assets
   resulting from operations                (370)     (9,535)        730       (23,988)      (539)      831,452   9,841,350
                                        --------   ---------      ------     ---------    -------    ----------  ----------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments            158,338   4,084,927      88,832     1,271,142    724,605     2,439,785   9,170,461
   Contract withdrawals and                   --    (166,154)         --        (1,740)    (1,959)     (904,682) (7,481,370)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             --          --          --            --         --            --       2,054
   Annuity benefit payments                   --          --          --            --         --            --     (48,189)
                                        --------   ---------      ------     ---------    -------    ----------  ----------
Increase (decrease) in net assets
   from contract transactions            158,338   3,918,773      88,832     1,269,402    722,646     1,535,103   1,642,957
                                        --------   ---------      ------     ---------    -------    ----------  ----------
Increase (decrease) in net assets        157,968   3,909,238      89,562     1,245,414    722,107     2,366,555  11,484,307
Net assets at the beginning of year           --          --          --            --         --     8,590,996  28,229,563
                                        --------   ---------      ------     ---------    -------    ----------  ----------
Net assets at the end of year           $157,968   3,909,238      89,562     1,245,414    722,107    10,957,551  39,713,870
                                        ========   =========      ======     =========    =======    ==========  ==========

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------------------------------------------------
                                                                                                                     NEUBERGER
                                         JANUS ASPEN   JANUS ASPEN       MFS         MFS         MFS                    AMT
                                        INTERNATIONAL    MID CAP      INVESTORS    MID CAP       NEW         MFS      SOCIALLY
                                           GROWTH        VALUE*     GROWTH STOCK   GROWTH     DISCOVERY     VALUE    RESPONSIVE*
                                        ------------   -----------  ------------  ---------  ----------  ----------  -----------
Operations:
   Investment income (loss) - net       $   (744,087)        95       (51,360)      (16,520)   (185,804)    (98,725)       (9)
   Net realized gains (losses) on
      investments                          5,510,764         (3)       71,861       126,830   1,288,217     675,123         5
   Net change in unrealized
      appreciation or depreciation of
      investments                         14,930,466       (421)      230,471       (11,922)   (931,631)   (153,061)      (27)
                                        ------------     ------     ---------     ---------  ----------  ----------    ------
Net increase (decrease) in net assets
   resulting from operations              19,697,143       (329)      250,972        98,388     170,782     423,337       (31)
                                        ------------     ------     ---------     ---------  ----------  ----------    ------
Contract transactions (notes 2, 3
   and 5):
   Contract purchase payments             21,440,272     14,349     7,686,282       243,177     568,633  15,565,986    12,000
   Contract withdrawals and charges      (11,505,855)        --      (302,876)     (559,812) (2,033,326) (1,674,550)       --
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                           2,979         --           (17)           --         239         394        --
   Annuity benefit payments                  (59,311)        --        (1,952)           --     (26,954)    (18,003)       --
                                        ------------     ------     ---------     ---------  ----------  ----------    ------
Increase (decrease) in net assets from
   contract transactions                   9,878,085     14,349     7,381,438      (316,635) (1,491,408) 13,873,827    12,000
                                        ------------     ------     ---------     ---------  ----------  ----------    ------
Increase (decrease) in net assets         29,575,228     14,020     7,632,410      (218,247) (1,320,626) 14,297,164    11,969
Net assets at the beginning of year       70,769,139         --     1,677,748     1,275,178  12,857,934   7,400,998        --
                                        ------------     ------     ---------     ---------  ----------  ----------    ------
Net assets at the end of year           $100,344,367     14,020     9,310,158     1,056,931  11,537,308  21,698,162    11,969
                                        ============     ======     =========     =========  ==========  ==========    ======

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                                OPPENHEIMER                  PUTNAM
                                                                   MAIN                        VT
                                      OPPENHEIMER                 STREET      OPPENHEIMER    GROWTH      PUTNAM VT      PUTNAM VT
                                        CAPITAL    OPPENHEIMER     SMALL     INTERNATIONAL     AND     INTERNATIONAL      NEW
                                     APPRECIATION  HIGH INCOME     CAP*         GROWTH       INCOME       GROWTH      OPPORTUNITIES
                                     ------------  -----------  -----------  -------------  ---------  -------------  -------------
Operations:
   Investment income (loss) - net    $   (73,827)    1,845,324        (8)        (66,811)      (2,256)      186,953        (8,973)
   Net realized gains (losses) on
      investments                        648,594       (66,451)       (5)      1,080,990      491,021     2,576,782        33,627
   Net change in unrealized
      appreciation or depreciation
      of investments                      64,726    (2,647,265)     (490)       (127,723)    (688,805)   (1,848,775)       (4,810)
                                     -----------    ----------    ------      ----------    ---------    ----------      --------
Net increase (decrease) in net
   assets resulting from operations      639,493      (868,392)     (503)        886,456     (200,040)      914,960        19,844
                                     -----------    ----------    ------      ----------    ---------    ----------      --------
Contract transactions
   (notes 2, 3 and 5):
   Contract purchase payments          1,041,680    11,245,175    10,164       1,544,599      641,653       998,185       320,732
   Contract withdrawals and charges   (2,507,601)   (2,653,193)       --      (2,177,388)    (554,974)   (2,295,046)     (117,918)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             --           176        --              --           15            40            --
   Annuity benefit payments                   --       (52,694)       --              --         (123)       (3,508)           --
                                     -----------    ----------    ------      ----------    ---------    ----------      --------
Increase (decrease) in net assets
   from contract transactions         (1,465,921)    8,539,464    10,164        (632,789)      86,571    (1,300,329)      202,814
                                     -----------    ----------    ------      ----------    ---------    ----------      --------
Increase (decrease) in net assets       (826,428)    7,671,072     9,661         253,667     (113,469)     (385,369)      222,658
Net assets at the beginning of year    5,448,645    33,078,290        --       7,613,127    2,662,682    13,285,151       438,433
                                     -----------    ----------    ------      ----------    ---------    ----------      --------
Net assets at the end of year        $ 4,622,217    40,749,362     9,661       7,866,794    2,549,213    12,899,782       661,091
                                     ===========    ==========    ======      ==========    =========    ==========      ========

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                     -----------------------------------------------------------------------------------
                                                                                                 VAN KAMPEN   VAN KAMPEN
                                      PUTNAM VT                         VAN KAMPEN  VAN KAMPEN  UIF EMERGING    UIF US
                                         NEW     PUTNAM VT  VAN KAMPEN   STRATEGIC  GROWTH AND     MARKETS      MID CAP
                                        VALUE     VOYAGER    COMSTOCK     GROWTH      INCOME       EQUITY*      VALUE*
                                     ----------  ---------  ----------  ----------  ----------  ------------  ----------
Operations:
   Investment income (loss) - net    $  (16,205)  (12,362)      10,457     (4,876)     (3,990)        (798)        (7)
   Net realized gains (losses)
      on investments                    488,881    85,980      574,866     61,963     234,526         (431)        (5)
   Net change in unrealized
      appreciation or depreciation
      of investments                   (726,403)  (28,033)    (855,932)    (2,423)   (196,865)     (15,923)      (148)
                                     ----------  --------   ----------   --------   ---------      -------      -----
Net increase (decrease) in net
   assets resulting from operations    (253,727)   45,585     (270,609)    54,664      33,671      (17,152)      (160)
                                     ----------  --------   ----------   --------   ---------      -------      -----
Contract transactions
   (notes 2, 3 and 5):
   Contract purchase payments           861,560   353,281      996,631     94,299     733,099      568,725      3,000
   Contract withdrawals and charges    (704,163) (469,376)  (2,192,418)  (351,594)   (489,007)      (8,914)        --
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --        --           15         --          --           --         --
   Annuity benefit payments                  --        --       (1,011)        --          --           --         --
                                     ----------  --------   ----------   --------   ---------      -------      -----
Increase (decrease) in net assets
   from contract transactions           157,397  (116,095)  (1,196,783)  (257,295)    244,092      559,811      3,000
                                     ----------  --------   ----------   --------   ---------      -------      -----
Increase (decrease) in net assets       (96,330)  (70,510)  (1,467,392)  (202,631)    277,763      542,659      2,840
Net assets at the beginning of year   3,784,208   972,828    8,815,354    427,206   3,771,279           --         --
                                     ----------  --------   ----------   --------   ---------      -------      -----
Net assets at the end of year        $3,687,878   902,318    7,347,962    224,575   4,049,042      542,659      2,840
                                     ==========  ========   ==========   ========   =========      =======      =====

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                     WADDELL       WADDELL                   WADDELL     WADDELL
                                          WADDELL      WADDELL       & REED        & REED       WADDELL      & REED      & REED
                                          & REED       & REED     INTERNATIONAL   SMALL CAP      & REED     MICRO-CAP   SMALL CAP
                                          BALANCED     GROWTH         VALUE         GROWTH       VALUE       GROWTH       VALUE
                                       ------------  -----------  -------------  -----------  -----------  ----------  ----------
Operations:
   Investment income (loss) - net      $     78,397   (2,582,023)      726,232    (1,110,012)    (309,615)   (317,855) (1,073,251)
   Net realized gains (losses) on
      investments                         4,579,872    8,438,644    36,603,444     8,039,971    9,086,553   1,574,796   5,653,724
   Net change in unrealized
      appreciation or depreciation
      of investments                     14,475,183   37,541,207   (16,983,322)    2,559,590   (8,520,345)   (117,888) (9,072,720)
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations             19,133,452   43,397,828    20,346,354     9,489,549      256,593   1,139,053  (4,492,247)
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments             4,439,606   26,122,097    29,277,540     5,966,135   19,877,878   2,312,250  17,000,212
   Contract withdrawals and charges     (32,683,441) (30,302,441)  (33,289,164)  (15,526,904) (13,136,148) (4,702,582) (8,485,243)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            33,262      (20,717)      (10,975)      (15,268)      (4,443)      1,425       8,909
   Annuity benefit payments                (542,743)    (272,066)     (319,149)     (143,336)    (130,338)    (33,707)   (103,757)
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets
   from contract transactions           (28,753,316)  (4,473,126)   (4,341,749)   (9,719,373)   6,606,949  (2,422,614)  8,420,122
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets        (9,619,864)  38,924,702    16,004,605      (229,824)   6,863,542  (1,283,561)  3,927,875
Net assets at the beginning of year     171,844,690  181,963,428   244,925,985    83,041,675   90,006,872  23,131,863  74,928,999
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
Net assets at the end of year          $162,224,826  220,888,130   260,930,590    82,811,851   96,870,414  21,848,302  78,856,874
                                       ============  ===========   ===========   ===========  ===========  ==========  ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                      WADDELL                      WADDELL                 WADDELL      WADDELL
                                         WADDELL       & REED    WADDELL & REED    & REED      WADDELL     & REED       & REED
                                          & REED       ASSET      INTERNATIONAL   SCIENCE &    & REED     DIVIDEND       HIGH
                                       CORE EQUITY    STRATEGY       GROWTH      TECHNOLOGY     BOND       INCOME       INCOME
                                       -----------  -----------  --------------  ----------  ----------  ----------  ----------
Operations:
   Investment income (loss) - net      $  (168,275)    (644,699)     (214,380)     (454,624)    895,074     (66,510)  2,036,675
   Net realized gains (losses) on
      investments                        2,886,705    7,976,019     1,755,846     7,191,999     (37,190)    378,527      (7,784)
   Net change in unrealized
      appreciation or depreciation
      of investments                      (193,732)  26,955,061     2,606,122    (1,142,908)    257,210   1,386,130  (1,638,650)
                                       -----------  -----------    ----------    ----------  ----------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations             2,524,698   34,286,381     4,147,588     5,594,467   1,115,094   1,698,147     390,241
                                       -----------  -----------    ----------    ----------  ----------  ----------  ----------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments            6,413,679   34,931,174     7,687,206     9,048,525  16,834,361   5,165,256  12,156,683
   Contract withdrawals and charges     (3,456,981)  (8,940,984)   (2,907,836)   (2,357,656)   (429,604)   (853,983)   (574,421)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            3,286       (4,725)        1,076           594         105         202         100
   Annuity benefit payments                (90,395)    (120,440)      (16,670)      (16,970)     (2,595)     (7,460)     (4,183)
                                       -----------  -----------    ----------    ----------  ----------  ----------  ----------
Increase (decrease) in net assets
   from contract transactions            2,869,589   25,865,026     4,763,776     6,674,493  16,402,266   4,304,016  11,578,178
                                       -----------  -----------    ----------    ----------  ----------  ----------  ----------
Increase (decrease) in net assets        5,394,287   60,151,407     8,911,364    12,268,960  17,517,360   6,002,163  11,968,419
Net assets at the beginning of year     19,334,568   66,306,387    18,821,964    22,515,381  16,008,249   9,676,972  19,709,878
                                       -----------  -----------    ----------    ----------  ----------  ----------  ----------
Net assets at the end of year          $24,728,855  126,457,794    27,733,328    34,784,341  33,525,609  15,679,135  31,678,297
                                       ===========  ===========    ==========    ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                         WADDELL                                           WADDELL
                                          & REED      WADDELL     WADDELL     WADDELL      & REED      WADDELL
                                         LIMITED      & REED      & REED       & REED      GLOBAL      & REED
                                          -TERM        MONEY     MORTGAGE   REAL ESTATE    NATURAL     MID CAP   WADDELL & REED
                                           BOND       MARKET    SECURITIES   SECURITIES   RESOURCES    GROWTH        ENERGY
                                       -----------  ----------  ----------  -----------  ----------  ----------  --------------
Operations:
   Investment income (loss) - net      $    59,512     232,189     312,429    (133,186)    (479,284)   (155,153)      (38,044)
   Net realized gains (losses) on
      investments                          (64,212)         --       7,471     863,985    3,936,636     421,655        62,036
   Net change in unrealized
      appreciation or depreciation
      of investments                        61,146          --     (96,187) (3,227,627)   7,392,209     743,288     1,602,363
                                       -----------  ----------  ----------  ----------   ----------  ----------     ---------
Net increase (decrease) in net assets
   resulting from operations                56,446     232,189     223,713  (2,496,828)  10,849,561   1,009,790     1,626,355
                                       -----------  ----------  ----------  ----------   ----------  ----------     ---------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments              297,944   6,983,680   7,300,287   3,174,388   12,617,902   3,639,762     2,059,622
   Contract withdrawals and charges     (3,480,567) (2,608,760) (5,864,759)   (891,045)  (2,257,694)   (461,903)     (347,716)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period               15          12          27         428          244         226            --
   Annuity benefit payments                 (1,191)       (741)       (672)     (3,471)      (2,773)     (1,008)           --
                                       -----------  ----------  ----------  ----------   ----------  ----------     ---------
Increase (decrease) in net assets
   from contract transactions           (3,183,799)  4,374,190   1,434,882   2,280,300   10,357,679   3,177,077     1,711,906
                                       -----------  ----------  ----------  ----------   ----------  ----------     ---------
Increase (decrease) in net assets       (3,127,353)  4,606,379   1,658,595    (216,528)  21,207,240   4,186,867     3,338,261
Net assets at the beginning of year      3,127,353   5,445,238  12,466,176  12,424,627   21,801,639   8,325,225     2,729,073
                                       -----------  ----------  ----------  ----------   ----------  ----------     ---------
Net assets at the end of year          $        --  10,051,617  14,124,771  12,208,099   43,008,879  12,512,092     6,067,334
                                       ===========  ==========  ==========  ==========   ==========  ==========     =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2008 AND 2007

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers eleven types of contracts consisting of eighty segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; and Waddell & Reed Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the eighty segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, Alliance Bernstein Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Fund, Ibbotson Funds, Janus Aspen Series, MFS Variable Insurance Trust, Neuberger AMT Funds, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds and Ivy Funds VIP, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the FIFO basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

INVESTMENTS

During the years ended December 31, 2008 and 2007, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                                    RECEIVING PORTFOLIO             DATE MERGED
---------------------------------------   --------------------------------------   -------------
Waddell & Reed Limited-Term Bond          Waddell & Reed Bond Portfolio            June 4, 2007
Waddell & Reed Balanced                   Ivy Funds VIP Balanced                   July 31, 2008
Waddell & Reed Growth                     Ivy Funds VIP Growth                     July 31, 2008
Waddell & Reed International Value        Ivy Funds VIP International Value        July 31, 2008
Waddell & Reed Small Cap Growth           Ivy Funds VIP Small Cap Growth           July 31, 2008
Waddell & Reed Value                      Ivy Funds VIP Value                      July 31, 2008
Waddell & Reed Micro-Cap Growth           Ivy Funds VIP Micro-Cap Growth           July 31, 2008
Waddell & Reed Small Cap Value            Ivy Funds VIP Small Cap Value            July 31, 2008
Waddell & Reed Core Equity                Ivy Funds VIP Core Equity                July 31, 2008
Waddell & Reed Asset Strategy             Ivy Funds VIP Asset Strategy             July 31, 2008
Waddell & Reed International Growth       Ivy Funds VIP International Growth       July 31, 2008
Waddell & Reed Science & Technology       Ivy Funds VIP Science & Technology       July 31, 2008
Waddell & Reed Bond                       Ivy Funds VIP Bond                       July 31, 2008
Waddell & Reed Dividend Income            Ivy Funds VIP Dividend Income            July 31, 2008
Waddell & Reed High Income                Ivy Funds VIP High Income                July 31, 2008
Waddell & Reed Money Market               Ivy Funds VIP Money Market               July 31, 2008
Waddell & Reed Mortgage Securities        Ivy Funds VIP Mortgage Securities        July 31, 2008
Waddell & Reed Real Estate Securities     Ivy Funds VIP Real Estate Securities     July 31, 2008
Waddell & Reed Global Natural Resources   Ivy Funds VIP Global Natural Resources   July 31, 2008
Waddell & Reed Mid Cap Growth             Ivy Funds VIP Mid Cap Growth             July 31, 2008
Waddell & Reed Energy                     Ivy Funds VIP Energy                     July 31, 2008

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2008 and 2007, contingent deferred sales charges totaled $122,393 and $364,343, respectively.

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2008 and 2007, contingent deferred sales charges totaled $426,171 and $713,174, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2008 and 2007.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR SERIES:

There are three classes of contracts offered under this series - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05 percent, 1.40 percent, and 1.35 percent, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2008 and 2007.

A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2008 and 2007, contingent deferred sales charges for all Advisor classes totaled $1,510,857 and $1,185,261, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2008 and 2007.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

     A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2008 and 2007.

     A risk charge in the amount of 2.00 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. No risk charges were deducted from contract purchase payments for the years ended December 31, 2008 and 2007.

     A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2008 and 2007.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2008 and 2007.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2008 and 2007, contingent deferred sales charges totaled $581,786 and $281,019, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION LEGEND:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2008 and 2007.

A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2008 and 2007, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION EXTRA:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2008 and 2007.

A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2008 and 2007, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee ranging from 0.02% to 1.19% of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

(4) FAIR VALUE MEASUREMENTS

The Account adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS (FAS 157), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Account's own assumptions in determining the fair value of investments).

The valuation techniques used by the Account to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended December 31, 2008, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

(5) INVESTMENT TRANSACTIONS

The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2008:

Advantus Bond Class 2                      $21,653,372
Advantus Money Market                       63,145,582
Advantus Index 500 Class 2                   5,344,804
Advantus Mortgage Securities Class 2         4,561,487
Advantus International Bond Class 2         13,574,458
Advantus Index 400 Mid-Cap Class 2           9,813,948
Advantus Real Estate Securities Class 2      8,284,292
AIM V.I. Capital Appreciation                  789,504
AIM V.I. Basic Balanced                        218,681
AIM V.I. Core Equity                           168,321
AIM V.I. Small Cap Equity                    3,099,325
Alliance Bernstein International Value         417,427
American Century Income and Growth             973,564
American Century Ultra                      10,147,187
American Century Value                       7,079,670
American Century VP Inflation Protection     5,380,793
Credit Suisse Global Small Cap                 744,184
Fidelity VIP Contrafund                      6,245,240
Fidelity VIP Equity-Income                  16,023,611
Fidelity VIP Mid-Cap                        12,293,969
Fidelity High Income                         3,480,119
Franklin Large Cap Growth Securities           647,935
Franklin Mutual Shares Securities            2,484,516
Franklin Small Mid Cap                       3,103,817
Templeton Developing Markets Securities     17,444,897
Templeton Global Asset Allocation            3,674,451
Franklin Small Cap Value                     2,748,949
Ibbotson Aggressive Growth                   1,127,530
Ibbotson Balanced                           11,422,847
Ibbotson Conservative                        3,222,900
Ibbotson Growth                             12,676,711
Ibbotson Income and Growth                   6,017,504
Janus Aspen Balanced                         3,791,242
Janus Aspen Forty                            9,427,242
Janus Aspen International Growth            31,700,268
Janus Aspen Mid Cap Value                    2,105,567
MFS Investors Growth Stock                   9,100,434
MFS Mid Cap Growth                             241,945

MFS New Discovery                                   2,455,233
MFS Value                                          22,777,125
Neuberger AMT Socially Responsive                     251,936
Oppenheimer Capital Appreciation                      758,433
Oppenheimer High Income                            10,296,982
Oppenheimer Main Street Small Cap                     188,735
Oppenheimer International Growth                      883,036
Putnam VT Growth and Income                           704,595
Putnam VT International Equity                      2,383,670
Putnam VT New Opportunities                            67,325
Putnam VT New Value                                 1,050,477
Putnam VT Voyager                                      87,779
Van Kampen Comstock                                 1,165,322
Van Kampen Strategic Growth                            55,289
Van Kampen Growth and Income                        1,080,566
Van Kampen UIF Emerging Markets Equity              1,916,632
Van Kampen UIF US Mid Cap Value                        56,161
Ivy Funds VIP Balanced                              3,167,960
Ivy Funds VIP Growth                               18,587,089
Ivy Funds VIP International Value                  25,899,695
Ivy Funds VIP Small Cap Growth                      4,950,607
Ivy Funds VIP Value                                11,886,298
Ivy Funds VIP Micro-Cap Growth                      1,667,079
Ivy Funds VIP Small Cap Value                       9,750,307
Ivy Funds VIP Core Equity                           3,943,232
Ivy Funds VIP Asset Strategy                       41,831,657
Ivy Funds VIP International Growth                  4,615,944
Ivy Funds VIP Science & Technology                  5,013,340
Ivy Funds VIP Bond                                  7,472,377
Ivy Funds VIP Dividend Income                       3,216,772
Ivy Funds VIP High Income                           4,395,478
Ivy Funds VIP Money Market                          8,663,188
Ivy Funds VIP Mortgage Securities                   4,198,776
Ivy Funds VIP Real Estate Securities                2,578,740
Ivy Funds VIP Global Natural Resources             13,787,469
Ivy Funds VIP Mid Cap Growth                        2,041,960
Ivy Funds VIP Energy                                2,662,856
Ivy Funds VIP Pathfinder Aggressive                 1,058,638
Ivy Funds VIP Pathfinder Conservative               3,812,770
Ivy Funds VIP Pathfinder Moderate                  25,771,209
Ivy Funds VIP Pathfinder Moderately Aggressive     49,849,663
Ivy Funds VIP Pathfinder Moderately Conservative   11,150,269

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 2008 and 2007 were as follows:

                                                                 SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------
                                                                        ADVANTUS      ADVANTUS       ADVANTUS
                                            ADVANTUS      ADVANTUS       INDEX        MORTGAGE    INTERNATIONAL
                                              BOND         MONEY          500        SECURITIES        BOND
                                            CLASS 2        MARKET       CLASS 2       CLASS 2        CLASS 2
                                          -----------   -----------   -----------   -----------   -------------
Units outstanding at
   December 31, 2006                      118,178,885    34,943,613    96,852,057    68,109,148    30,866,067
      Contract purchase
         payments                          34,967,820    36,590,358     2,873,222    10,173,979    14,079,522
      Contract terminations, withdrawal
         payments and charges              (7,920,184)  (24,649,001)  (15,205,328)  (10,040,585)   (3,514,236)
                                          -----------   -----------   -----------   -----------    ----------
Units outstanding at
   December 31, 2007                      145,226,521    46,884,970    84,519,951    68,242,542    41,431,353
      Contract purchase
         payments                          19,181,356    48,066,674     2,543,254     3,896,133    11,665,247
      Contract terminations, withdrawal
         payments and charges             (27,241,995)  (32,490,869)  (14,548,377)  (18,568,471)   (9,803,396)
                                          -----------   -----------   -----------   -----------    ----------
Units outstanding at
   December 31, 2008                      137,165,882    62,460,775    72,514,828    53,570,204    43,293,204
                                          ===========   ===========   ===========   ===========    ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------
                                            ADVANTUS     ADVANTUS
                                           INDEX 400   REAL ESTATE     AIM V.I.      AIM V.I.     AIM V.I.
                                            MID-CAP     SECURITIES      BASIC         CAPITAL       CORE
                                            CLASS 2      CLASS 2       BALANCED    APPRECIATION    EQUITY
                                          ----------   -----------   -----------   ------------   --------
Units outstanding at
   December 31, 2006                      28,618,949    31,079,363    1,682,930      4,316,788     526,920
      Contract purchase
         payments                          7,266,242     4,775,834      200,430      1,870,335     165,905
      Contract terminations, withdrawal
         payments and charges             (3,327,223)   (7,641,783)    (247,934)      (785,826)   (201,451)
                                          ----------    ----------    ---------     ----------    --------
Units outstanding at
   December 31, 2007                      32,557,968    28,213,414    1,635,426      5,401,297     491,374
      Contract purchase
         payments                          6,643,678     4,581,871      128,441        679,954     123,190
      Contract terminations, withdrawal
         payments and charges             (3,785,808)   (5,813,924)    (354,878)      (985,664)   (189,482)
                                          ----------    ----------    ---------     ----------    --------
Units outstanding at
   December 31, 2008                      35,415,838    26,981,361    1,408,989      5,095,587     425,082
                                          ==========    ==========    =========     ==========    ========

                                                               SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------
                                                         ALLIANCE      AMERICAN
                                           AIM V.I.     BERNSTEIN       CENTURY     AMERICAN     AMERICAN
                                          SMALL CAP   INTERNATIONAL     INCOME       CENTURY      CENTURY
                                            EQUITY        VALUE       AND GROWTH      ULTRA        VALUE
                                          ---------   -------------   ----------   ----------   ----------
Units outstanding at
   December 31, 2006                             --           --       2,637,804   49,027,147   22,442,949
      Contract purchase
         payments                            18,695      897,830         673,242    2,484,055    5,665,482
      Contract terminations, withdrawal
         payments and charges                  (250)     (28,048)       (357,771)  (6,786,694)  (1,878,716)
                                          ---------     --------       ---------   ----------   ----------
Units outstanding at
   December 31, 2007                         18,445      869,782       2,953,275   44,724,508   26,229,715
      Contract purchase
         payments                         4,045,618      584,772         350,330    2,097,265    1,270,362
      Contract terminations, withdrawal
         payments and charges               (76,494)    (691,606)       (816,425)  (7,962,387)  (5,465,156)
                                          ---------     --------       ---------   ----------   ----------
Units outstanding at
   December 31, 2008                      3,987,569      762,948       2,487,180   38,859,386   22,034,921
                                          =========     ========       =========   ==========   ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------
                                             AMERICAN
                                             CENTURY      CREDIT SUISSE
                                           VP INFLATION       GLOBAL      FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                            PROTECTION      SMALL CAP      CONTRAFUND    EQUITY-INCOME     MID-CAP
                                          -------------   -------------   ------------   -------------   ------------
Units outstanding at
   December 31, 2006                               --        3,841,868     51,447,928      87,448,728     29,981,719
      Contract purchase
         payments                             278,312        1,203,411      5,370,581      10,640,209      2,724,364
      Contract terminations, withdrawal
         payments and charges                    (966)      (2,100,199)    (8,012,831)     (7,656,955)    (4,406,868)
                                           ----------       ----------    -----------     -----------     ----------
Units outstanding at
   December 31, 2007                          277,346        2,945,080     48,805,678      90,431,982     28,299,215
      Contract purchase
         payments                           4,951,066        1,245,087      2,667,067      11,022,996      1,336,543
      Contract terminations, withdrawal
         payments and charges              (1,425,219)      (2,057,957)   (11,353,629)    (10,686,929)    (6,703,877)
                                           ----------       ----------    -----------     -----------     ----------
 Units outstanding at
   December 31, 2008                        3,803,193        2,132,210     40,119,116      90,768,049     22,931,881
                                           ==========       ==========    ===========     ===========     ==========

                                                                  SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------
                                                        FRANKLIN                                     TEMPLETON
                                           FIDELITY     LARGE CAP     FRANKLIN                      DEVELOPING
                                             HIGH        GROWTH     MUTUAL SHARES     FRANKLIN        MARKETS
                                            INCOME     SECURITIES    SECURITIES     SMALL MID CAP   SECURITIES
                                          ----------   ----------   -------------   -------------   ----------
Units outstanding at
   December 31, 2006                             --    3,243,739      8,579,505      16,672,382     21,846,175
      Contract purchase
         payments                           306,383      331,650      3,161,644       2,639,425      4,115,539
      Contract terminations, withdrawal
         payments and charges                  (149)    (534,437)    (1,286,865)     (3,711,525)    (6,089,909)
                                          ---------    ---------     ----------      ----------     ----------
Units outstanding at
   December 31, 2007                        306,234    3,040,952     10,454,284      15,600,282     19,871,805
      Contract purchase
         payments                         3,563,639      323,213      1,064,527       1,821,526      3,935,574
      Contract terminations, withdrawal
         payments and charges              (145,352)    (774,201)    (2,641,615)     (4,279,793)    (6,526,054)
                                          ---------    ---------     ----------      ----------     ----------
Units outstanding at
   December 31, 2008                      3,724,521    2,589,964      8,877,196      13,142,015     17,281,325
                                          =========    =========     ==========      ==========     ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------
                                            TEMPLETON    FRANKLIN     IBBOTSON
                                          GLOBAL ASSET   SMALL CAP   AGGRESSIVE     IBBOTSON     IBBOTSON
                                           ALLOCATION      VALUE       GROWTH       BALANCED   CONSERVATIVE
                                          ------------   ---------   ----------   -------------------------
Units outstanding at
   December 31, 2006                        7,185,097           --          --            --            --
      Contract purchase
         payments                           1,663,915      211,450     168,164     4,189,236        88,586
      Contract terminations, withdrawal
         payments and charges              (1,916,563)         (49)        (28)     (170,076)           (2)
                                           ----------    ---------   ---------    ----------    ----------
Units outstanding at
   December 31, 2007                        6,932,449      211,401     168,136     4,019,160        88,584
      Contract purchase
         payments                             978,774    3,495,083   1,595,733    14,034,612     3,293,104
      Contract terminations, withdrawal
         payments and charges              (2,460,145)    (221,896)   (350,196)   (2,220,422)   (1,528,092)
                                           ----------    ---------   ---------    ----------    ----------
 Units outstanding at
   December 31, 2008                        5,451,078    3,484,588   1,413,673    15,833,350     1,853,596
                                           ==========    =========   =========    ==========    ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------
                                                         IBBOTSON      JANUS        JANUS       JANUS ASPEN
                                           IBBOTSON       INCOME       ASPEN        ASPEN      INTERNATIONAL
                                            GROWTH      AND GROWTH    BALANCED      FORTY          GROWTH
                                          -----------   ----------   ----------   ----------   -------------
Units outstanding at
   December 31, 2006                              --           --     6,305,930   28,991,427    38,154,750
      Contract purchase
         payments                          1,312,711      731,678     1,713,806    6,514,403     8,699,222
      Contract terminations, withdrawal
         payments and charges                 (2,252)      (2,107)     (646,125)  (7,027,798)   (6,608,490)
                                          ----------    ---------    ----------   ----------    ----------
Units outstanding at
   December 31, 2007                       1,310,459      729,571     7,373,611   28,478,032    40,245,482
      Contract purchase
         payments                         16,372,224    6,511,683     1,974,281    7,053,824     8,453,164
      Contract terminations, withdrawal
         payments and charges               (423,956)    (804,632)   (1,733,283)  (7,156,151)   (7,416,082)
                                          ----------    ---------    ----------   ----------    ----------
 Units outstanding at
   December 31, 2008
                                          17,258,727    6,436,622     7,614,609   28,375,705    41,282,564
                                          ==========    =========    ==========   ==========    ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------
                                          JANUS ASPEN       MFS           MFS          MFS
                                            MID CAP      INVESTORS      MID CAP        NEW          MFS
                                             VALUE      GROWTH STOCK    GROWTH      DISCOVERY      VALUE
                                          -----------   ------------   ---------   -----------   ----------
Units outstanding at
   December 31, 2006                              --      1,355,889      939,148    8,630,122     4,636,899
      Contract purchase
         payments                             14,801      5,268,854      173,752      402,981     8,698,769
      Contract terminations, withdrawal
         payments and charges                     (1)      (238,930)    (388,544)  (1,357,894)   (1,070,952)
                                           ---------     ----------     --------   ----------    ----------
Units outstanding at
   December 31, 2007
                                              14,800      6,385,813      724,356    7,675,209    12,264,716
      Contract purchase
         payments                          2,516,195      6,990,478      131,117      495,693    14,464,018
      Contract terminations, withdrawal
         payments and charges               (104,057)      (360,156)    (192,350)  (1,485,001)     (989,569)
                                           ---------     ----------     --------   ----------    ----------
 Units outstanding at
   December 31, 2008
                                           2,426,938     13,016,135      663,123    6,685,901    25,739,165
                                           =========     ==========     ========   ==========    ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------
                                          NEUBERGER
                                             AMT        OPPENHEIMER                 OPPENHEIMER    OPPENHEIMER
                                           SOCIALLY       CAPITAL     OPPENHEIMER   MAIN STREET   INTERNATIONAL
                                          RESPONSIVE   APPRECIATION   HIGH INCOME    SMALL CAP        GROWTH
                                          ----------   ------------   -----------   -----------   -------------
Units outstanding at
   December 31, 2006                             --      4,050,875    23,765,470           --       3,501,651
      Contract purchase
         payments                            12,411        704,668     7,977,955       10,657         689,348
      Contract terminations, withdrawal
         payments and charges                    --     (1,696,202)   (1,985,153)          --        (942,401)
                                            -------     ----------    ----------      -------       ---------
Units outstanding at
   December 31, 2007                         12,411      3,059,341    29,758,272       10,657       3,248,598
      Contract purchase
         payments                           264,222        649,421    17,455,774      241,124         424,840
      Contract terminations, withdrawal
         payments and charges               (19,377)      (721,878)   (4,757,488)     (11,342)       (848,259)
                                            -------     ----------    ----------      -------       ---------
 Units outstanding at
   December 31, 2008                        257,256      2,986,884    42,456,558      240,439       2,825,179
                                            =======     ==========    ==========      =======       =========

                                                                 SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------
                                           PUTNAM VT     PUTNAM VT       PUTNAM VT     PUTNAM VT
                                          GROWTH AND   INTERNATIONAL        NEW           NEW      PUTNAM VT
                                            INCOME        EQUITY       OPPORTUNITIES     VALUE      VOYAGER
                                          ----------   -------------   -------------   ---------   ---------
Units outstanding at
   December 31, 2006                      1,766,558      6,948,503         299,022     2,298,449    786,444
      Contract purchase
         payments                           407,765        505,180         194,641       502,691    259,393
      Contract terminations, withdrawal
         payments and charges              (357,199)    (1,153,701)        (74,207)     (425,957)  (339,842)
                                          ---------     ----------        --------     ---------   --------
Units outstanding at
   December 31, 2007                      1,817,124      6,299,982         419,456     2,375,183    705,995
      Contract purchase
         payments                           266,631        407,238          46,986       312,045     94,360
      Contract terminations, withdrawal
         payments and charges              (373,945)    (1,176,880)       (162,323)     (779,751)  (146,784)
                                          ---------     ----------        --------     ---------   --------
Units outstanding at
   December 31, 2008                      1,709,810      5,530,340         304,119     1,907,477    653,571
                                          =========     ==========        ========     =========   ========

                                                               SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------
                                                                                  VAN KAMPEN    VAN KAMPEN
                                                       VAN KAMPEN   VAN KAMPEN   UIF EMERGING     UIF US
                                          VAN KAMPEN    STRATEGIC   GROWTH AND      MARKETS       MID CAP
                                           COMSTOCK      GROWTH       INCOME        EQUITY         VALUE
                                          ----------   ----------   ----------   ------------   ----------
Units outstanding at
   December 31, 2006                       5,251,105     314,658    2,218,664            --           --
      Contract purchase
         payments                            581,368      65,797      416,635       569,885        3,000
      Contract terminations, withdrawal
         payments and charges             (1,296,670)   (236,827)    (283,663)       (9,469)          --
                                          ----------    --------    ---------     ---------      -------
Units outstanding at
   December 31, 2007                       4,535,803     143,628    2,351,636       560,416        3,000
      Contract purchase
         payments                            522,833      52,094      644,289     2,491,031       64,337
      Contract terminations, withdrawal
         payments and charges             (1,063,583)    (34,969)    (612,134)     (523,255)     (40,102)
                                          ----------    --------    ---------     ---------      -------
Units outstanding at
   December 31, 2008                       3,995,053     160,753    2,383,791     2,528,192       27,235
                                          ==========    ========    =========     =========      =======

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                                                          IVY FUNDS VIP   IVY FUNDS VIP
                                          IVY FUNDS VIP   IVY FUNDS VIP   INTERNATIONAL     SMALL CAP     IVY FUNDS VIP
                                             BALANCED         GROWTH          VALUE          GROWTH           VALUE
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2006                        58,000,608      96,900,539      86,511,798     44,322,293      49,926,067
      Contract purchase
         payments                            2,903,798      19,252,511      13,651,968      3,988,595      13,885,263
      Contract terminations, withdrawal
         payments and charges              (10,456,514)    (12,595,109)     (9,740,963)    (7,207,825)     (5,911,215)
                                           -----------     -----------     -----------     ----------      ----------
Units outstanding at
   December 31, 2007                        50,447,892     103,557,941      90,422,803     41,103,063      57,900,115
      Contract purchase
         payments                            2,104,829      13,584,158      12,785,165      3,358,780       9,654,873
      Contract terminations, withdrawal
         payments and charges              (10,520,791)    (12,095,086)    (11,659,333)    (6,932,111)     (8,396,506)
                                           -----------     -----------     -----------     ----------      ----------
Units outstanding at
   December 31, 2008                        42,031,930     105,047,013      91,548,635     37,529,732      59,158,482
                                           ===========     ===========     ===========     ==========      ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                          IVY FUNDS VIP   IVY FUNDS VIP                   IVY FUNDS VIP   IVY FUNDS VIP
                                            MICRO-CAP       SMALL CAP     IVY FUNDS VIP       ASSET       INTERNATIONAL
                                             GROWTH           VALUE        CORE EQUITY      STRATEGY          GROWTH
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2006                       13,123,570      40,639,526      15,585,074       38,914,368     11,709,857
      Contract purchase
         payments                           1,325,385      10,864,181       4,515,058       17,716,342      4,415,825
      Contract terminations, withdrawal
         payments and charges              (2,523,333)     (4,232,386)     (2,779,671)      (4,447,657)    (1,597,556)
                                           ----------      ----------      ----------      -----------     ----------
Units outstanding at
   December 31, 2007                       11,925,622      47,271,321      17,320,461       52,183,053     14,528,126
      Contract purchase
         payments                           1,348,087       6,744,380       2,717,307       14,550,111      2,765,456
      Contract terminations, withdrawal
         payments and charges              (2,572,202)     (9,069,575)     (3,478,484)     (11,674,970)    (2,333,689)
                                           ----------      ----------      ----------      -----------     ----------
Units outstanding at
   December 31, 2008                       10,701,507      44,946,126      16,559,284       55,058,194     14,959,893
                                           ==========      ==========      ==========      ===========     ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                          IVY FUNDS VIP                   IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP
                                            SCIENCE &     IVY FUNDS VIP      DIVIDEND          HIGH           MONEY
                                            TECHNOLOGY         BOND           INCOME          INCOME          MARKET
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2006                        15,322,356     15,061,603       6,955,649      16,649,803       5,235,493
      Contract purchase
         payments                            5,328,375     15,595,305       3,434,807       9,964,419       6,595,202
      Contract terminations, withdrawal
         payments and charges               (1,429,132)      (428,345)       (612,631)       (523,066)     (2,476,076)
                                            ----------     ----------      ----------      ----------      ----------
Units outstanding at
   December 31, 2007                        19,221,599     30,228,563       9,777,825      26,091,156       9,354,619
      Contract purchase
         payments                            2,828,254      6,934,743       2,396,170       3,837,035       7,841,844
      Contract terminations, withdrawal
         payments and charges               (2,916,205)    (7,380,513)     (1,250,302)     (3,656,104)     (5,094,456)
                                            ----------     ----------      ----------      ----------      ----------
Units outstanding at
   December 31, 2008                        19,133,648     29,782,793      10,923,693      26,272,087      12,102,007
                                            ==========     ==========      ==========      ==========      ==========

                                                                      SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------
                                          IVY FUNDS VIP   IVY FUNDS VIP    IVY FUNDS VIP   IVY FUNDS VIP
                                            MORTGAGE       REAL ESTATE    GLOBAL NATURAL      MID CAP      IVY FUNDS VIP
                                           SECURITIES      SECURITIES       RESOURCES         GROWTH           ENERGY
                                          -------------   -------------   --------------   -------------   -------------
Units outstanding at
   December 31, 2006                       11,476,714       6,708,389       14,086,394       6,455,194       2,952,660
      Contract purchase
         payments                           6,646,600       1,774,353        6,756,748       2,620,830       1,753,725
      Contract terminations, withdrawal
         payments and charges              (5,388,491)       (529,844)      (1,244,882)       (352,522)       (312,614)
                                           ----------      ----------       ----------       ---------       ---------
Units outstanding at
   December 31, 2007                       12,734,823       7,952,898       19,598,260       8,723,502       4,393,771
      Contract purchase
         payments                           3,809,278       1,805,281        7,006,494       1,569,061       2,248,445
      Contract terminations, withdrawal
         payments and charges              (3,338,896)     (1,156,684)      (3,679,915)       (710,754)       (649,140)
                                           ----------      ----------       ----------       ---------       ---------
 Units outstanding at
   December 31, 2008                       13,205,205       8,601,495       22,924,839       9,581,809       5,993,076
                                           ==========      ==========       ==========       =========       =========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                                                                          IVY FUNDS VIP   IVY FUNDS VIP
                                          IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP     PATHFINDER      PATHFINDER
                                            PATHFINDER      PATHFINDER      PATHFINDER      MODERATELY      MODERATELY
                                            AGGRESSIVE     CONSERVATIVE      MODERATE       AGGRESSIVE     CONSERVATIVE
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2006                               --              --              --              --              --
      Contract purchase
         payments                                  --              --              --              --              --
      Contract terminations, withdrawal
         payments and charges                      --              --              --              --              --
                                            ---------       ---------      ----------      ----------      ----------
Units outstanding at
   December 31, 2007                               --              --              --              --              --
      Contract purchase
         payments                           1,206,484       4,261,657      29,505,029      57,854,627      12,723,999
      Contract terminations, withdrawal
         payments and charges                (101,207)       (139,439)        (24,817)       (661,089)       (108,147)
                                            ---------       ---------      ----------      ----------      ----------
 Units outstanding at
   December 31, 2008                        1,105,277       4,122,218      29,480,212      57,193,538      12,615,852
                                            =========       =========      ==========      ==========      ==========

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005, and 2004 is as follows:

                                                      AT DECEMBER 31                      FOR THE YEARS ENDED DECEMBER 31
                                          --------------------------------------  ----------------------------------------------
                                                         UNIT FAIR                INVESTMENT   EXPENSE RATIO    TOTAL RETURN
                                             UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                          OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                          --------------------------------------------------------------------------------------
Advantus Bond Class 2
   2008                                   137,165,882  0.83 to 3.34  162,840,509     0.00%    0.15% to 2.70%  -16.04% to -13.65%
   2007                                   145,226,521  0.99 to 3.86  208,541,053     0.00%    0.15% to 2.70%    -0.70% to 2.14%
   2006                                   118,178,885  1.05 to 3.78  182,325,693     0.00%    0.15% to 2.65%    1.93% to 4.50%
   2005                                   101,069,223  1.03 to 3.62  167,438,312     0.00%    0.15% to 2.65%    -0.23% to 2.29%
   2004                                    83,732,102  1.03 to 3.54  157,322,817     0.00%    0.15% to 2.65%    2.23% to 4.82%
Advantus Money Market
   2008                                    62,460,775  1.00 to 2.37   81,565,810     1.99%    0.15% to 2.70%    -0.91% to 1.91%
   2007                                    46,884,970  1.00 to 2.33   60,232,879     4.49%    0.15% to 2.70%    1.58% to 4.48%
   2006                                    34,943,613  0.99 to 2.23   44,361,121     4.31%    0.15% to 2.65%    1.67% to 4.23%
   2005                                    30,281,643  0.97 to 2.14   38,026,666     2.43%    0.15% to 2.65%    -0.22% to 2.29%
   2004                                    25,261,147  0.98 to 2.09   34,035,324     0.74%    0.15% to 2.65%    -1.88% to .60%
Advantus Index 500 Class 2
   2008                                    72,514,828  0.66 to 3.90  118,329,030     0.00%    0.15% to 2.65%  -39.04% to -37.30%
   2007                                    84,519,951  1.07 to 6.22  223,928,815     0.00%    0.15% to 2.65%    1.95% to 4.87%
   2006                                    96,852,057  1.03 to 5.93  247,358,600     0.00%    0.15% to 2.65%   12.23% to 15.06%
   2005                                   108,424,751  0.91 to 5.15  251,778,154     0.00%    0.15% to 2.65%    1.71% to 4.27%
   2004                                   117,201,628  0.88 to 4.94  274,490,110     0.00%    0.15% to 2.65%    7.51% to 10.23%
Advantus Mortgage Securities Class 2
   2008                                    53,570,204  0.84 to 3.64   75,249,958     0.00%    0.15% to 2.70%  -15.50% to -13.10%
   2007                                    68,242,542  0.99 to 4.18  114,619,534     0.00%    0.15% to 2.70%    0.18% to 3.04%
   2006                                    68,109,148  1.06 to 4.06  121,145,065     0.00%    0.15% to 2.40%    2.85% to 5.19%
   2005                                    70,463,553  1.03 to 3.86  129,479,133     0.00%    0.15% to 2.40%    0.20% to 2.73%
   2004                                    70,069,365  1.03 to 3.76  138,001,443     0.00%    0.15% to 2.40%    2.07% to 4.65%
Advantus International Bond Class 2
   2008                                    43,293,204  1.01 to 1.78   56,503,162     0.00%    0.15% to 2.70%    1.19% to 4.07%
   2007                                    41,431,353  1.03 to 1.71   53,588,882     0.00%    0.15% to 2.70%    6.23% to 9.27%
   2006                                    30,866,067  0.94 to 1.57   39,801,116     0.00%    0.15% to 2.30%    1.63% to 3.83%
   2005                                    32,399,967  0.92 to 1.51   43,877,149     0.00%    0.15% to 2.20%   -11.29% to -9.04%
   2004                                    32,253,680  1.46 to 1.66   49,268,412     0.00%    0.15% to 1.40%    9.88% to 11.26%
Advantus Index 400 Mid-Cap Class 2
   2008                                    35,415,838  0.62 to 1.68   44,016,480     0.00%    0.15% to 2.70%  -38.39% to -36.64%
   2007                                    32,557,968  1.01 to 2.65   65,303,332     0.00%    0.15% to 2.70%    4.30% to 7.28%
   2006                                    28,618,949  1.40 to 2.47   54,924,496     0.00%    0.15% to 2.65%    6.92% to 9.62%
   2005                                    26,221,295  1.31 to 2.25   47,378,374     0.00%    0.15% to 2.65%    9.04% to 11.79%
   2004                                    21,892,766  1.20 to 2.02   36,571,393     0.00%    0.15% to 2.65%    12.7% to 15.56%
Advantus Real Estate Securities Class 2
   2008                                    26,981,361  0.58 to 1.90   40,752,236     0.00%    0.15% to 2.70%  -38.14% to -36.37%
   2007                                    28,213,414  0.94 to 3.02   68,749,308     0.00%    0.15% to 2.70%  -18.22% to -15.89%
   2006                                    31,079,363  1.93 to 3.64   93,072,931     0.00%    0.15% to 2.65%   27.23% to 30.44%
   2005                                    31,274,752  1.52 to 2.82   73,377,688     0.00%    0.15% to 2.65%    8.19% to 10.92%
   2004                                    30,121,583  1.40 to 2.58   65,607,398     0.00%    0.15% to 2.65%   31.98% to 35.32%
AIM V.I. Basic Balanced
   2008                                     1,408,989  0.72 to 0.82    1,126,428     3.92%    1.20% to 2.20%  -40.25% to -39.19%
   2007                                     1,635,426  1.18 to 1.36    2,150,503     2.81%    1.20% to 2.20%    -1.04% to 0.72%
   2006                                     1,682,930  1.17 to 1.35    2,198,381     1.70%    1.20% to 2.20%    7.87% to 8.95%
   2005                                     1,746,447  1.08 to 1.24    2,094,513     1.23%    1.20% to 2.20%    2.26% to 3.75%
   2004                                     1,835,844  1.04 to 1.19    2,125,161     1.58%    1.20% to 2.05%    4.44% to 5.96%
AIM V.I. Capital Appreciation
   2008                                     5,095,587  0.73 to 0.95    4,763,841     0.00%    1.20% to 2.40%  -44.30% to -43.31%
   2007                                     5,401,297  1.29 to 1.68    8,887,199     0.00%    1.20% to 2.40%    8.47% to 10.39%
   2006                                     4,316,788  1.17 to 1.52    6,368,765     0.00%    1.20% to 2.15%    6.69% to 7.71%
   2005                                     1,411,637  1.09 to 1.41    1,846,022     0.00%    1.20% to 2.05%    2.77% to 4.27%
   2004                                     1,263,093  1.05 to 1.36    1,550,204     0.00%    1.20% to 1.80%    8.55% to 10.14%

AIM V.I. Core Equity
   2008                                       425,082  0.85 to 1.06      417,167     1.83%    1.20% to 2.05%  -32.25% to -31.16%
   2007                                       491,374  1.24 to 1.54      681,079     0.91%    1.20% to 2.05%    4.72% to 6.58%
   2006                                       526,920  1.16 to 1.45      680,362     1.31%    1.20% to 2.05%   12.65% to 13.61%
   2005                                       556,598  1.02 to 1.27      633,520     0.66%    1.20% to 1.85%    2.62% to 4.11%
   2004                                       533,883  0.99 to 1.22      580,517     0.33%    1.20% to 1.80%    2.73% to 4.23%
AIM V.I. Small Cap Equity
   2008                                     3,987,569  0.62 to 0.63    2,492,896     0.00%    1.20% to 2.50%  -33.40% to -32.22%
   2007 (e)                                    18,445  0.92 to 0.92       17,012     0.00%    1.20% to 1.35%   -8.12% to -7.77%
Alliance Bernstein International Value
   2008                                       762,948  0.42 to 0.43      324,529     0.58%    1.20% to 2.50%  -54.65% to -53.84%
   2007 (e)                                   869,782  0.92 to 0.92      801,533     0.00%    1.20% to 2.35%   -8.21% to -7.85%
American Century Income and Growth
   2008                                     2,487,180  0.86 to 1.02    2,463,054     1.80%    1.20% to 2.05%  -36.63% to -35.51%
   2007                                     2,953,275  1.35 to 1.58    4,507,503     1.52%    1.20% to 2.05%   -3.35% to -1.63%
   2006                                     2,637,804  1.37 to 1.61    4,071,559     1.61%    1.20% to 2.40%   14.05% to 15.42%
   2005                                     2,981,827  1.20 to 1.41    4,008,703     1.72%    1.20% to 2.40%    1.79% to 3.27%
   2004                                     3,246,113  1.16 to 1.37    4,215,839     1.04%    1.20% to 2.40%    9.63% to 11.23%
American Century Ultra
   2008                                    38,859,386  0.69 to 0.86   32,698,743     0.00%    1.20% to 2.65%  -43.35% to -42.35%
   2007                                    44,724,508  1.22 to 1.49   65,262,845     0.00%    1.20% to 2.65%   17.31% to 19.39%
   2006                                    49,027,147  1.02 to 1.24   59,948,454     0.00%    1.20% to 2.65%   -5.91% to -4.54%
   2005                                    42,104,257  1.07 to 1.30   53,707,834     0.00%    1.20% to 2.65%    -0.68% to .76%
   2004                                    30,147,276  1.07 to 1.29   37,869,128     0.00%    1.20% to 2.65%    7.70% to 9.27%
American Century Value
   2008                                    22,034,921  0.95 to 1.15   25,033,415     2.37%    1.20% to 2.40%  -28.94% to -27.68%
   2007                                    26,229,715  1.32 to 1.58   41,139,485     1.33%    1.20% to 2.40%   -8.08% to -6.44%
   2006                                    22,442,949  1.43 to 1.69   37,453,827     0.97%    1.20% to 2.40%   15.66% to 17.05%
   2005                                    13,037,273  1.24 to 1.45   18,425,516     0.54%    1.20% to 2.40%    2.12% to 3.61%
   2004                                     5,913,385  1.21 to 1.40    7,935,867     0.63%    1.20% to 2.40%   11.19% to 12.81%
American Century VP Inflation Protection
   2008                                     3,803,193  1.00 to 1.02    3,874,597     4.47%    1.20% to 2.50%   -4.47% to -2.78%
   2007                                       277,346      1.05          290,589     0.87%    1.20% to 2.15%    4.37% to 4.77%
Credit Suisse Global Small Cap
   2008                                     2,132,210  0.37 to 0.41      807,441     1.79%    0.15% to 1.40%  -47.50% to -46.83%
   2007                                     2,945,080  0.70 to 0.77    2,105,030     0.00%    0.15% to 1.40%   -5.30% to -4.10%
   2006                                     3,841,868  0.74 to 0.80    2,884,479     0.00%    0.15% to 1.40%   11.63% to 13.03%
   2005                                     4,426,213  0.66 to 0.71    2,966,300     0.00%    0.15% to 1.40%   14.53% to 15.97%
   2004                                     4,275,603  0.58 to 0.61    2,493,440     0.00%    0.15% to 1.40%   16.35% to 17.81%
Fidelity VIP Contrafund
   2008                                    40,119,116  0.59 to 1.19   40,927,704     0.73%    0.15% to 2.70%  -44.36% to -42.78%
   2007                                    48,805,678  1.07 to 2.09   86,667,665     0.74%    0.15% to 2.70%   13.87% to 17.13%
   2006                                    51,447,928  1.31 to 1.81   76,957,469     1.04%    0.15% to 2.65%    8.53% to 11.27%
   2005                                    48,074,768  1.19 to 1.64   63,536,106     0.12%    0.15% to 2.65%   13.61% to 16.47%
   2004                                    41,197,786  1.04 to 1.42   45,868,903     0.20%    0.15% to 2.65%   12.15% to 14.99%
Fidelity VIP Equity-Income
   2008                                    90,768,049  0.54 to 0.95   83,389,905     2.35%    0.15% to 2.70%  -44.48% to -42.90%
   2007                                    90,431,982  0.97 to 1.67  146,206,707     1.69%    0.15% to 2.70%    -1.69% to 1.12%
   2006                                    87,448,728  1.41 to 1.67  140,581,409     3.47%    0.15% to 2.65%   16.80% to 19.75%
   2005                                    82,668,336  1.21 to 1.43  111,538,045     1.33%    0.15% to 2.65%    2.82% to 5.41%
   2004                                    71,887,242  1.17 to 1.38   92,070,458     1.19%    0.15% to 2.65%    8.32% to 11.07%
Fidelity VIP Mid-Cap
   2008                                    22,931,881  1.11 to 1.71   34,594,716     0.24%    0.15% to 2.50%  -41.37% to -39.70%
   2007                                    28,299,215  1.90 to 2.83   71,686,578     0.60%    0.15% to 2.40%   11.97% to 15.16%
   2006                                    29,981,719  1.69 to 2.46   66,839,831     0.17%    0.15% to 2.40%    9.74% to 12.23%
   2005                                    30,216,373  1.54 to 2.19   60,869,243     0.00%    0.15% to 2.40%   14.94% to 17.84%
   2004                                    27,269,555  1.33 to 1.86   47,319,868     0.00%    0.15% to 2.40%   21.40% to 24.47%

Fidelity High Income
   2008                                     3,724,521  0.72 to 0.73    2,709,193    22.35%    1.20% to 2.45%  -27.32% to -26.04%
   2007 (e)                                   306,234      0.98          301,164    12.47%    1.20% to 1.70%   -2.04% to -1.66%
Franklin Large Cap Growth Securities
   2008                                     2,589,964  0.79 to 0.94    2,394,098     1.31%    1.20% to 2.35%  -36.44% to -35.31%
   2007                                     3,040,952  1.23 to 1.46    4,340,490     0.73%    1.20% to 2.35%    3.12% to 4.96%
   2006                                     3,243,739  1.19 to 1.39    4,410,887     0.77%    1.20% to 2.05%    8.65% to 9.58%
   2005                                     3,379,885  1.09 to 1.27    4,187,619     0.59%    1.20% to 2.05%    -1.58% to -.14%
   2004                                     2,468,768  1.09 to 1.28    3,029,945     0.44%    1.20% to 2.05%    5.11% to 6.65%
Franklin Mutual Shares Securities
   2008                                     8,877,196  0.92 to 1.10    9,426,809     2.97%    1.20% to 2.40%  -38.94% to -37.86%
   2007                                    10,454,284  1.49 to 1.77   17,767,090     1.40%    1.20% to 2.40%    0.45% to 2.24%
   2006                                     8,579,505  1.47 to 1.73   14,165,241     2.05%    1.20% to 2.40%   15.58% to 16.97%
   2005                                     6,184,292  1.26 to 1.48    8,646,972     1.22%    1.20% to 2.40%    7.67% to 9.24%
   2004                                     4,755,013  1.16 to 1.35    6,043,249     0.71%    1.20% to 2.40%    9.69% to 11.29%
Franklin Small Mid Cap
   2008                                    13,142,015  0.48 to 0.99    7,977,310     0.00%    0.15% to 2.20%  -44.17% to -42.58%
   2007                                    15,600,282  0.85 to 1.75   16,527,737     0.00%    0.15% to 2.35%    7.99% to 11.07%
   2006                                    16,672,382  0.78 to 1.60   15,637,059     0.00%    0.15% to 2.20%    6.33% to 8.53%
   2005                                    18,892,758  0.73 to 1.49   16,169,125     0.00%    0.15% to 2.30%    2.06% to 4.63%
   2004                                    21,040,489  0.70 to 1.45   17,040,295     0.00%    0.15% to 2.30%    8.56% to 11.31%
Templeton Developing Markets Securities
   2008                                    17,281,325  0.87 to 1.71   22,945,107     2.71%    0.15% to 2.50%  -54.09% to -52.78%
   2007                                    19,871,805  1.85 to 3.66   54,324,925     2.26%    0.15% to 2.50%   25.02% to 28.59%
   2006                                    21,846,175  1.46 to 2.88   45,996,199     1.10%    0.15% to 2.40%   25.06% to 27.90%
   2005                                    20,454,389  1.15 to 2.27   32,568,213     1.26%    0.15% to 2.40%   24.11% to 27.24%
   2004                                    15,847,356  0.92 to 1.81   18,501,110     1.86%    0.15% to 2.40%   21.45% to 24.52%
Templeton Global Asset Allocation
   2008                                     5,451,078  1.18 to 1.31    6,633,870    10.69%    0.15% to 1.40%  -26.14% to -25.21%
   2007                                     6,932,449  1.59 to 1.75   11,299,506    17.51%    0.15% to 1.40%    8.42% to 9.80%
   2006                                     7,185,097  1.47 to 1.59   10,724,011     6.94%    0.15% to 1.40%   19.43% to 20.93%
   2005                                     7,187,897  1.23 to 1.32    8,922,125     3.88%    0.15% to 1.40%    2.12% to 3.40%
   2004                                     6,373,731  1.20 to 1.27    7,720,719     2.83%    0.15% to 1.40%   14.11% to 15.54%
Franklin Small Cap Value
   2008                                     3,484,588  0.59 to 0.60    2,099,929     0.74%    1.20% to 2.50%  -34.97% to -33.82%
   2007 (e)                                   211,401  0.91 to 0.91      192,513     0.00%    1.20% to 1.70%   -9.29% to -8.94%
Ibbotson Aggressive Growth
   2008                                     1,413,673  0.58 to 0.59      831,533     0.00%    1.20% to 2.35%   -38.49% to-37.4%
   2007 (e)                                   168,136  0.94 to 0.94      157,968     0.00%    1.20% to 2.05%   -6.40% to -6.04%
Ibbotson Balanced
   2008                                    15,833,350  0.72 to 0.73   11,557,250     0.15%    1.20% to 2.50%  -26.26% to -24.96%
   2007 (e)                                 4,019,160  0.97 to 0.97    3,909,238     0.00%    1.20% to 1.85%   -3.11% to -2.74%
Ibbotson Conservative
   2008                                     1,853,596  0.93 to 0.94    1,740,048     0.00%    1.20% to 2.35%   -8.76% to -7.15%
   2007 (e)                                    88,584  1.01 to 1.01       89,562     0.00%    1.20% to 1.50%    0.71% to 1.10%

Ibbotson Growth
   2008                                    17,258,727  0.63 to 0.64   11,082,378     0.21%    1.20% to 2.70%  -33.61% to -32.43%
   2007 (e)                                 1,310,459  0.95 to 0.95    1,245,414     0.00%    1.20% to 2.70%   -5.33% to -4.97%
Ibbotson Income and Growth
   2008                                     6,436,622  0.81 to 0.83    5,340,597     0.00%    1.20% to 2.70%  -17.63% to -16.17%
   2007 (e)                                   729,571  0.99 to 0.99      722,107     0.00%    1.20% to 2.20%   -1.41% to -1.03%
Janus Aspen Balanced
   2008                                     7,614,609  1.09 to 1.24    9,393,404     2.48%    1.20% to 2.50%  -18.50% to -17.06%
   2007                                     7,373,611  1.34 to 1.50   10,957,551     2.36%    1.20% to 2.40%    7.06% to 8.96%
   2006                                     6,305,930  1.24 to 1.38    8,590,996     2.16%    1.20% to 2.40%    7.80% to 9.10%
   2005                                     4,019,004  1.15 to 1.26    4,992,986     2.27%    1.20% to 2.40%    4.85% to 6.38%
   2004                                     2,949,680  1.10 to 1.19    3,424,942     2.61%    1.20% to 2.40%    5.64% to 7.00%
Janus Aspen Forty
   2008                                    28,375,705  0.63 to 1.18   22,841,114     0.01%    0.15% to 2.50%  -45.93% to -44.39%
   2007                                    28,478,032  1.14 to 2.15   39,713,870     0.18%    0.15% to 2.50%   32.64% to 36.43%
   2006                                    28,991,427  0.85 to 1.61   28,229,563     0.14%    0.15% to 2.40%    6.54% to 8.95%
   2005                                    30,541,441  0.79 to 1.50   26,733,562     0.01%    0.15% to 2.40%    9.62% to 12.39%
   2004                                    28,087,494  0.71 to 1.35   21,035,361     0.03%    0.15% to 2.40%   14.88% to 17.79%
Janus Aspen International Growth
   2008                                    41,282,564  0.52 to 1.73   53,430,276     1.11%    0.15% to 2.70%  -53.62% to -52.30%
   2007                                    40,245,482  1.12 to 3.67  100,344,367     0.46%    0.15% to 2.70%   24.28% to 27.83%
   2006                                    38,154,750  1.33 to 2.98   70,769,139     1.92%    0.15% to 2.40%   43.16% to 46.41%
   2005                                    29,644,222   .92 to 2.06   35,317,388     1.14%    0.15% to 2.40%   28.50% to 31.74%
   2004                                    26,616,625   .70 to 1.58   21,631,914     0.88%    0.15% to 2.40%   15.58% to 18.51%
Janus Aspen Mid Cap Value
   2008                                     2,426,938  0.66 to 0.67    1,637,839     1.10%    1.20% to 2.50%   -30.04% to -28.8%
   2007 (e)                                    14,800  0.95 to 0.95       14,020     2.06%    1.20% to 1.45%   -5.63% to -5.27%
MFS Investors Growth Stock
   2008                                    13,016,135  0.64 to 0.92   11,920,628     0.26%    1.20% to 2.70%  -38.82% to -37.73%
   2007                                     6,385,813  1.04 to 1.48    9,310,158     0.04%    1.20% to 2.70%    7.78% to 9.69%
   2006                                     1,355,889  1.11 to 1.35    1,677,748     0.00%    1.20% to 2.20%    4.98% to 6.03%
   2005                                     1,250,840  1.05 to 1.28    1,464,840     0.14%    1.20% to 1.85%    1.51% to 2.99%
   2004                                     1,267,606  1.02 to 1.24    1,434,981     0.00%    1.20% to 1.85%    6.13% to 7.68%
MFS Mid Cap Growth
   2008                                       663,123  0.57 to 0.77      472,354     0.00%    1.20% to 2.15%  -53.01% to -52.17%
   2007                                       724,356  1.19 to 1.62    1,056,931     0.00%    1.20% to 2.15%    6.31% to 8.20%
   2006                                       939,148  1.10 to 1.49    1,275,178     0.00%    1.20% to 2.15%    0.13% to 1.08%
   2005                                     1,031,559  1.09 to 1.48    1,384,416     0.00%    1.20% to 2.15%    0.17% to 1.63%
   2004                                     1,228,768  1.08 to 1.45    1,612,515     0.00%    1.20% to 2.15%   11.39% to 13.01%
MFS New Discovery
   2008                                     6,685,901  0.69 to 0.94    5,988,120     0.00%    1.20% to 2.65%  -41.28% to -40.24%
   2007                                     7,675,209  1.18 to 1.58   11,537,308     0.00%    1.20% to 2.65%    -0.74% to 1.02%
   2006                                     8,630,122  1.18 to 1.56   12,857,934     0.00%    1.20% to 2.65%    9.91% to 11.52%
   2005                                     9,303,425  1.07 to 1.40   12,441,484     0.00%    1.20% to 2.65%    2.29% to 3.78%
   2004                                     9,067,451  1.03 to 1.35   11,635,163     0.00%    1.20% to 2.65%    3.43% to 4.94%
MFS Value
   2008                                    25,739,165  0.67 to 1.20   30,518,589     0.93%    1.20% to 2.70%  -34.70% to -33.55%
   2007                                    12,264,716  1.03 to 1.80   21,698,162     0.58%    1.20% to 2.70%    4.45% to 6.30%
   2006                                     4,636,899  1.45 to 1.72    7,400,998     1.58%    1.20% to 2.20%   17.89% to 19.07%
   2005                                     4,201,861  1.22 to 1.45    5,593,102     2.78%    1.20% to 2.30%    3.69% to 5.20%
   2004                                     3,064,606  1.16 to 1.38    3,845,989     1.95%    1.20% to 2.05%   11.82% to 13.46%
Neuberger AMT Socially Responsive
   2008                                       257,256  0.57 to 0.58      148,517     2.30%    1.20% to 2.35%  -41.19% to -40.15%
   2007 (e)                                    12,411      0.96           11,969     0.01%         1.20%            -3.54%

Oppenheimer Capital Appreciation
   2008                                     2,986,884  0.70 to 0.86    2,451,872     0.00%    1.20% to 2.40%  -47.25% to -46.31%
   2007                                     3,059,341  1.31 to 1.60    4,622,217     0.01%    1.20% to 2.40%   10.53% to 12.49%
   2006                                     4,050,875  1.17 to 1.42    5,448,645     0.19%    1.20% to 2.40%    5.13% to 6.40%
   2005                                     4,257,576  1.10 to 1.34    5,339,977     0.69%    1.20% to 2.40%    2.13% to 3.61%
   2004                                     4,037,186  1.06 to 1.29    4,766,235     0.20%    1.20% to 2.40%    3.83% to 5.34%
Oppenheimer High Income
   2008                                    42,456,558  0.21 to 0.29   12,331,928     7.23%    1.20% to 2.70%  -79.20% to -78.83%
   2007                                    29,758,272  0.99 to 1.38   40,749,362     6.35%    1.20% to 2.70%   -3.38% to -1.66%
   2006                                    23,765,470  1.15 to 1.40   33,078,290     6.63%    1.20% to 2.65%    6.38% to 7.93%
   2005                                    18,941,350  1.09 to 1.30   24,423,870     5.55%    1.20% to 2.65%    -0.66% to .79%
   2004                                    13,310,080  1.09 to 1.29   16,999,974     4.97%    1.20% to 2.65%    5.89% to 7.43%
Oppenheimer Main Street Small Cap
   2008                                       240,439  0.55 to 0.56      133,567     0.05%    1.20% to 2.00%  -39.81% to -38.75%
   2007 (e)                                    10,657      0.91            9,661     0.00%         1.20%            -9.31%
Oppenheimer International Growth
   2008                                     2,825,179  1.05 to 1.53    3,893,368     0.74%    1.20% to 2.30%  -44.73% to -43.75%
   2007                                     3,248,598  1.91 to 2.63    7,866,794     0.66%    1.20% to 2.35%    9.69% to 11.64%
   2006                                     3,501,651  1.69 to 2.45    7,613,127     0.36%    1.20% to 2.35%   26.26% to 27.71%
   2005                                     3,431,766  1.32 to 1.92    5,809,847     0.67%    1.20% to 2.35%   11.95% to 13.58%
   2004                                     3,348,584  1.17 to 1.70    4,905,781     1.08%    1.20% to 2.35%   14.08% to 15.75%
Putnam VT Growth and Income
   2008                                     1,709,810  0.75 to 0.88    1,461,765     2.11%    1.20% to 2.05%  -40.49% to -39.43%
   2007                                     1,817,124  1.23 to 1.45    2,549,213     1.25%    1.20% to 2.05%   -8.79% to -7.17%
   2006                                     1,766,558  1.33 to 1.59    2,662,682     1.43%    1.20% to 2.05%   13.57% to 14.53%
   2005                                     1,628,299  1.16 to 1.39    2,132,396     1.49%    1.20% to 2.05%    2.48% to 3.98%
   2004                                     1,488,016  1.12 to 1.34    1,852,135     1.50%    1.20% to 2.05%    8.21% to 9.79%
Putnam VT International Equity
   2008                                     5,530,340  0.56 to 1.19    6,272,223     2.19%    1.20% to 2.70%  -45.59% to -44.62%
   2007                                     6,299,982  1.75 to 2.14   12,899,782     2.83%    1.20% to 2.70%    5.20% to 7.07%
   2006                                     6,948,503  1.64 to 2.02   13,285,151     0.62%    1.20% to 2.65%   24.39% to 26.20%
   2005                                     7,919,801  1.30 to 1.60   12,022,953     1.46%    1.20% to 2.65%    9.27% to 10.86%
   2004                                     8,475,391  1.18 to 1.45   11,580,995     1.38%    1.20% to 2.65%   13.16% to 14.81%
Putnam VT New Opportunities
   2008                                       304,119  0.79 to 1.00      288,490     0.00%    1.20% to 2.05%  -40.53% to -39.48%
   2007                                       419,456  1.31 to 1.66      661,091     0.00%    1.20% to 2.05%    2.65% to 4.47%
   2006                                       299,022  1.25 to 1.59      438,433     0.00%    1.20% to 2.05%    6.36% to 7.27%
   2005                                       302,714  1.17 to 1.48      409,320     0.11%    1.20% to 2.05%    7.13% to 8.69%
   2004                                       288,771  1.08 to 1.36      361,736     0.00%    1.20% to 2.05%    7.42% to 8.99%
Putnam VT New Value
   2008                                     1,907,477  0.72 to 0.87    1,611,623     2.00%    1.20% to 2.30%  -46.37% to -45.42%
   2007                                     2,375,183  1.34 to 1.59    3,687,878     1.09%    1.20% to 2.30%   -7.67% to -6.03%
   2006                                     2,298,449  1.44 to 1.75    3,784,208     1.02%    1.20% to 2.30%   13.38% to 14.63%
   2005                                     2,170,683  1.27 to 1.53    3,114,875     0.82%    1.20% to 2.30%    3.13% to 4.63%
   2004                                     1,618,549  1.24 to 1.47    2,209,870     0.65%    1.20% to 1.85%   12.41% to 14.05%
Putnam VT Voyager
   2008                                       653,571  0.70 to 0.86      523,404     0.00%    1.20% to 1.85%  -38.87% to -37.79%
   2007                                       705,995  1.12 to 1.38      902,318     0.00%    1.20% to 1.85%    2.44% to 4.25%
   2006                                       786,444  1.08 to 1.33      972,828     0.11%    1.20% to 1.85%    3.51% to 4.18%
   2005                                       865,041  1.04 to 1.27    1,018,315     0.62%    1.20% to 2.30%    2.94% to 4.44%
   2004                                       813,029  1.00 to 1.22      898,769     0.24%    1.20% to 2.30%    2.26% to 3.78%
Van Kampen Comstock
   2008                                     3,995,053  0.85 to 1.03    4,105,291     2.35%    1.20% to 2.40%  -37.67% to -36.57%
   2007                                     4,535,803  1.35 to 1.61    7,347,962     1.60%    1.20% to 2.40%   -5.18% to -3.50%
   2006                                     5,251,105  1.42 to 1.70    8,815,354     1.27%    1.20% to 2.40%   13.30% to 14.66%
   2005                                     5,174,873  1.25 to 1.48    7,576,060     0.80%    1.20% to 2.40%    1.39% to 2.87%
   2004                                     3,155,382  1.23 to 1.45    4,490,631     0.60%    1.20% to 2.40%   14.36% to 16.03%

Van Kampen Strategic Growth
   2008                                       160,753  0.76 to 0.79      126,389     0.19%    1.20% to 1.80%  -50.60% to -49.72%
   2007                                       143,628  1.29 to 1.56      224,575     0.00%    1.20% to 2.05%   13.23% to 15.24%
   2006                                       314,658  1.32 to 1.36      427,206     0.00%    1.20% to 1.80%    0.80% to 1.40%
   2005                                       299,039  1.12 to 1.34      400,604     0.01%    1.20% to 2.05%    4.83% ot 6.36%
   2004                                       201,893  1.24 to 1.26      254,303     0.00%    1.20% to 1.65%    3.98% to 5.50%
Van Kampen Growth and Income
   2008                                     2,383,791  0.99 to 1.16    2,749,148     1.80%    1.20% to 1.95%  -34.19% to -33.02%
   2007                                     2,351,636  1.48 to 1.72    4,049,042     1.30%    1.20% to 2.05%    -0.47% to 1.29%
   2006                                     2,218,664  1.48 to 1.72    3,771,279     0.86%    1.20% to 2.05%   13.63% to 14.59%
   2005                                     1,668,652  1.30 to 1.51    2,475,426     0.63%    1.20% to 2.05%    6.86% to 8.41%
   2004                                       729,450  1.36 to 1.39      998,169     0.50%    1.20% to 1.85%   11.14% to 12.76%
Van Kampen UIF Emerging Markets Equity
   2008                                     2,528,192      0.41        1,046,315     0.00%    1.20% to 2.50%  -58.00% to -57.26%
   2007 (e)                                   560,416      0.97          542,659     0.00%    1.20% to 2.05%   -3.55% to -3.17%
Van Kampen UIF US Mid Cap Value
   2008                                        27,235      0.55           14,939     0.98%    1.20% to 1.70%  -43.13% to -42.12%
   2007 (e)                                     3,000      0.95            2,840     0.00%         1.20%            -5.19%
Ivy Funds VIP Balanced
   2008                                    42,031,930  0.94 to 4.06  104,444,512     0.10%    0.15% to 2.40%  -23.30% to -21.12%
   2007                                    50,447,892  1.21 to 5.15  162,224,826     1.31%    0.15% to 2.40%   10.34% to 13.49%
   2006                                    58,000,608  1.08 to 4.54  171,844,690     1.29%    0.15% to 2.40%    8.58% to 11.04%
   2005                                    67,925,793  0.99 to 4.09  192,091,468     1.15%    0.15% to 2.40%    2.27% to 4.86%
   2004                                    79,627,064  0.95 to 3.90  228,371,804     1.39%    0.15% to 2.40%    6.06% to 8.77%
Ivy Funds VIP Growth
   2008                                   105,047,013  0.55 to 3.15  134,044,256     0.00%    0.15% to 2.70%  -38.13% to -36.37%
   2007                                   103,557,941  0.87 to 5.00  220,888,130     0.00%    0.15% to 2.70%   22.13% to 25.62%
   2006                                    96,900,539  0.70 to 4.03  181,963,428     0.00%    0.15% to 2.40%    2.55% to 4.88%
   2005                                    83,103,450  0.68 to 3.88  176,693,639     0.00%    0.15% to 2.40%    8.33% to 11.06%
   2004                                    79,382,363  0.62 to 3.53  175,548,922     0.27%    0.15% to 2.35%    0.61% to 4.92%
Ivy Funds VIP International Value
   2008                                    91,548,635  0.59 to 3.08  143,413,748     0.50%    0.15% to 2.70%  -43.94% to -42.35%
   2007                                    90,422,803  1.05 to 5.35  260,930,590     1.61%    0.15% to 2.70%    6.67% to 9.71%
   2006                                    86,511,798  1.63 to 4.87  244,925,985     2.42%    0.15% to 2.65%   26.24% to 29.42%
   2005                                    84,552,153  1.29 to 3.77  198,919,230     2.13%    0.15% to 2.65%    8.26% to 11.00%
   2004                                    75,725,803  1.18 to 3.39  176,860,398     1.10%    0.15% to 2.65%   18.36% to 22.49%
Ivy Funds VIP Small Cap Growth
   2008                                    37,529,732  0.87 to 1.90   44,094,242     0.00%    0.15% to 2.50%  -40.95% to -39.27%
   2007                                    41,103,063  1.45 to 3.13   82,811,851     0.00%    0.15% to 2.70%   10.20% to 13.35%
   2006                                    44,322,293  1.26 to 2.76   83,041,675     0.00%    0.15% to 2.40%    2.57% to 4.90%
   2005                                    46,104,272  1.23 to 2.63   87,797,909     0.00%    0.15% to 2.40%    9.94% to 12.71%
   2004                                    46,293,461  1.11 to 2.34   83,836,348     0.00%    0.15% to 2.40%   11.26% to 14.12%
Ivy Funds VIP Value
   2008                                    59,158,482  0.80 to 1.99   61,756,776     0.24%    0.15% to 2.40%  -35.74% to -33.91%
   2007                                    57,900,115  1.22 to 3.01   96,870,414     1.00%    0.15% to 2.40%    -1.08% to 1.74%
   2006                                    49,926,067  1.21 to 2.96   90,006,872     1.81%    0.15% to 2.40%   14.12% to 16.71%
   2005                                    45,637,820  1.05 to 2.54   78,226,417     1.44%    0.15% to 2.40%    1.70% to 4.27%
   2004                                    40,557,151  1.02 to 2.43   74,124,351     1.07%    0.15% to 2.40%   10.55% to 14.53%
Ivy Funds VIP Micro-Cap Growth
   2008                                    10,701,507  0.77 to 1.17    9,901,671     0.00%    0.15% to 2.40%  -49.55% to -48.11%
   2007                                    11,925,622  1.52 to 2.27   21,848,302     0.00%    0.15% to 2.40%    3.37% to 6.33%
   2006                                    13,123,570  1.44 to 2.16   23,131,863     0.00%    0.15% to 2.40%    9.61% to 12.10%
   2005                                    13,625,768  1.31 to 1.95   22,102,445     0.00%    0.15% to 2.40%   17.72% to 20.69%
   2004                                    13,551,857  1.11 to 1.63   18,880,273     0.00%    0.15% to 2.40%    7.17% to 11.83%
Ivy Funds VIP Small Cap Value
   2008                                    44,946,126  0.71 to 1.58   53,397,984     0.19%    0.15% to 2.70%  -28.29% to -26.24%
   2007                                    47,271,321  0.99 to 2.14   78,856,874     0.01%    0.15% to 2.70%   -6.93% to -4.27%
   2006                                    40,639,526  1.30 to 2.24   74,928,999     5.63%    0.15% to 2.40%   14.08% to 16.67%
   2005                                    37,056,963  1.14 to 1.94   61,221,795     0.00%    0.15% to 2.40%    1.43% to 3.99%
   2004                                    29,511,761  1.12 to 1.89   49,789,092     0.00%    0.15% to 2.40%   11.62% to 14.85%

Ivy Funds VIP Core Equity
   2008                                    16,559,284  0.71 to 1.06   15,463,823     0.18%    0.15% to 2.30%  -36.67% to -34.87%
   2007                                    17,320,461  1.11 to 1.65   24,728,855     0.67%    0.15% to 2.30%   10.69% to 13.86%
   2006                                    15,585,074  0.98 to 1.46   19,334,568     0.96%    0.15% to 2.35%   14.28% to 16.81%
   2005                                    14,310,373  0.85 to 1.27   14,988,107     0.36%    0.15% to 2.35%    6.17% to 8.84%
   2004                                    13,227,660  0.79 to 1.18   12,366,101     0.65%    0.15% to 2.35%    6.70% to 9.40%
Ivy Funds VIP Asset Strategy
   2008                                    55,058,194  1.68 to 1.80   97,714,391     0.42%    0.15% to 2.50%  -27.96% to -26.68%
   2007                                    52,183,053  2.28 to 2.46  126,457,794     0.76%    0.15% to 2.40%   39.90% to 42.39%
   2006                                    38,914,368  1.62 to 1.73   66,306,387     2.99%    0.15% to 2.40%   17.31% to 18.72%
   2005                                    19,144,029  1.38 to 1.45   27,458,131     1.52%    0.15% to 2.40%   21.03% to 22.80%
   2004                                     4,443,666  1.14 to 1.18    5,177,416     2.85%    0.15% to 2.40%   10.34% to 14.63%
Ivy Funds VIP International Growth
   2008                                    14,959,893  1.05 to 1.20   16,233,840     0.26%    1.20% to 2.65%  -43.83% to -42.84%
   2007                                    14,528,126  1.84 to 2.09   27,733,328     0.63%    1.20% to 2.65%   17.75% to 19.84%
   2006                                    11,709,857  1.49 to 1.75   18,821,964     0.76%    1.20% to 2.65%   17.83% to 19.55%
   2005                                     7,476,234  1.26 to 1.46   10,108,539     3.02%    1.20% to 2.65%   13.44% to 15.09%
   2004                                     3,475,303  1.11 to 1.27    4,150,552     1.14%    1.20% to 2.65%   11.02% to 12.64%
Ivy Funds VIP Science & Technology
   2008                                    19,133,648  0.70 to 1.25   22,555,230     0.00%    1.20% to 2.70%  -35.82% to -34.68%
   2007                                    19,221,599  1.08 to 1.92   34,784,341     0.00%    1.20% to 2.70%   20.73% to 22.88%
   2006                                    15,322,356  1.39 to 1.56   22,515,381     0.00%    1.20% to 2.35%    5.37% to 6.59%
   2005                                    11,385,674  1.32 to 1.46   15,714,685     0.00%    1.20% to 2.35%   14.19% to 15.85%
   2004                                     4,863,259  1.15 to 1.26    5,848,726     0.00%    1.20% to 2.35%   13.21% to 16.26%
Ivy Funds VIP Bond
   2008                                    29,782,793  1.04 to 1.10   32,722,740     0.08%    1.25% to 2.35%   -2.02% to -0.94%
   2007                                    30,228,563  1.07 to 1.11   33,525,609     5.19%    1.25% to 2.35%    3.20% to 4.35%
   2006                                    15,061,603   1.03 to1.06   16,008,249     6.50%    1.25% to 2.35%    1.83% to 2.95%
   2005                                     7,049,914  1.01 to 1.03    7,278,080     7.21%    1.25% to 2.35%    -0.74% to 0.36%
   2004                                     2,028,373  1.02 to 1.03    2,086,600    17.28%    1.25% to 2.35%    2.12% to 2.86%
Ivy Funds VIP Dividend Income
   2008                                    10,923,693  0.96 to 1.01   11,085,937     0.08%    1.25% to 2.35%  -37.41% to -36.71%
   2007                                     9,777,825  1.54 to 1.60   15,679,135     1.03%    1.25% to 2.35%   13.99% to 15.26%
   2006                                     6,955,649  1.35 to 1.39    9,676,972     1.61%    1.25% to 2.35%   13.23% to 14.48%
   2005                                     4,462,148  1.19 to 1.22    5,422,956     1.50%    1.25% to 2.35%   10.41% to 11.63%
   2004 (a)                                 1,747,164  1.08 to 1.09    1,902,163     2.00%    1.25% to 2.35%    8.08% to 8.86%
Ivy Funds VIP High Income
   2008                                    26,272,087  0.89 to 0.94   24,628,412     0.63%    1.25% to 2.35%  -23.64% to -22.79%
   2007                                    26,091,156  1.17 to 1.21   31,678,297     9.41%    1.25% to 2.35%    1.44% to 2.56%
   2006                                    16,649,803  1.15 to 1.18   19,709,878     9.28%    1.25% to 2.35%    7.71% to 8.90%
   2005                                    10,011,438  1.07 to 1.09   10,882,992    10.51%    1.25% to 2.35%    0.17% to 1.27%
   2004 (a)                                 3,775,548      1.07        4,052,569    22.73%    1.25% to 2.35%    6.55% to 7.33%
Ivy Funds VIP Money Market
   2008                                    12,102,007  1.04 to 1.08   13,121,956     2.10%    1.25% to 2.10%    -0.20% to 0.91%
   2007                                     9,354,619  1.04 to 1.07   10,051,617     4.49%    1.25% to 2.10%    2.18% to 3.31%
   2006                                     5,235,493  1.02 to 1.04    5,445,238     4.40%    1.25% to 2.35%    1.91% to 3.04%
   2005                                     1,255,883  1.00 to 1.01    1,267,807     2.46%    1.25% to 2.35%    0.13% to 1.23%
   2004 (a)                                 1,211,226  0.99 to 1.00    1,207,920     0.79%    1.25% to 2.35%   -1.00% to -0.27%
Ivy Funds VIP Mortgage Securities
   2008                                    13,205,205  0.93 to 0.98   12,880,886     0.91%    1.25% to 2.35%  -13.02% to -12.06%
   2007                                    12,734,823  1.07 to 1.11   14,124,771     4.38%    1.25% to 2.35%    0.99% to 2.11%
   2006                                    11,476,714  1.01 to 1.09   12,466,176     3.95%    1.25% to 2.35%    2.35% to 3.48%
   2005                                    15,654,716  1.03 to 1.05   16,432,550     3.53%    1.25% to 2.35%    -0.37% to 0.73%
   2004 (b)                                16,466,798      1.04       17,159,418     2.11%    1.25% to 2.35%    3.51% to 4.19%
Ivy Funds VIP Real Estate Securities
   2008                                     8,601,495  0.92 to 0.97    8,340,289     0.63%    1.25% to 2.35%  -37.53% to -36.84%
   2007                                     7,952,898  1.48 to 1.53   12,208,099     0.60%    1.25% to 2.35%  -18.03% to -17.11%
   2006                                     6,708,389  1.80 to 1.85   12,424,627     1.57%    1.25% to 2.35%   27.07% to 28.47%
   2005                                     4,922,247  1.42 to 1.44    7,096,518     0.96%    1.25% to 2.35%    8.26% to 9.46%
   2004 (b)                                 7,248,663  1.31 to 1.32    9,546,752     0.77%    1.25% to 2.35%   30.82% to 31.68%

Ivy Funds VIP Global Natural Resources
   2008                                    22,924,839  0.80 to 0.84   19,153,273     1.43%    1.20% to 2.50%  -62.59% to -61.92%
   2007                                    19,598,260  2.13 to 2.20   43,008,879     0.03%    1.20% to 2.45%   39.31% to 41.78%
   2006                                    14,086,394  1.52 to 1.55   21,801,639     4.75%    1.20% to 2.35%   22.59% to 24.00%
   2005 (c)                                 6,075,228  1.24 to 1.25    7,594,590     0.00%    1.20% to 2.35%   23.85% to 25.03%
Ivy Funds VIP Mid Cap Growth
   2008                                     9,581,809  0.87 to 0.90    8,655,382     0.03%    1.20% to 2.35%  -38.09% to -36.99%
   2007                                     8,723,502  1.39 to 1.44   12,512,092     0.02%    1.20% to 2.35%    9.32% to 11.27%
   2006                                     6,455,194  1.27 to 1.29    8,325,225     0.48%    1.20% to 2.35%    5.62% to 7.27%
   2005 (c)                                 3,647,055  1.19 to 1.20    4,387,548     0.00%    1.20% to 2.35%   19.16% to 20.33%
Ivy Funds VIP Energy
   2008                                     5,993,076  0.71 to 0.73    4,401,263     0.10%    1.25% to 2.35%  -47.40% to -46.82%
   2007                                     4,393,771  1.36 to 1.38    6,067,334     0.46%    1.25% to 2.15%   47.78% to 49.43%
   2006 (d)                                 2,952,660  0.92 to 0.92    2,729,073     0.60%    1.25% to 2.35%   -8.27% to -7.59%
Ivy Funds VIP Pathfinder Aggressive
   2008 (f)                                 1,105,277  0.72 to 0.73      804,674     0.00%    1.25% to 2.10%   -27.73% to -24.6%
Ivy Funds VIP PathfinderConservative
   2008 (f)                                 4,122,218      0.86        3,546,357     0.00%    1.25% to 2.10%  -14.61% to -11.87%
Ivy Funds VIP Pathfinder Moderate
   2008 (f)                                29,480,212      0.79       23,397,108     0.00%    1.25% to 1.90%  -21.22% to -19.58%
Ivy Funds VIP Pathfinder Moderately
   Aggressive
   2008 (f)                                57,193,538      0.76       43,493,673     0.00%    1.25% to 1.90%  -24.52% to -20.55%
Ivy Funds VIP Pathfinder Moderately
   Conservative
   2008 (f)                                12,615,852      0.83       10,450,054     0.00%    1.25% to 1.75%   -17.78% to -14.7%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in the a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  Period from May 3, 2004 (commencement of operations) to December 31, 2004.

(b)  Period from May 27, 2004 (commencement of operations) to December 31, 2004.

(c)  Period from May 2, 2005 (commencement of operations) to December 31, 2005.

(d)  Period from May 1, 2006 (commencement of operations) to December 31, 2006.

(e) Period from October 12, 2007 (commencement of operations) to December 31, 2007.

(f)  Period from May 1, 2008 (commencement of operations) to December 31, 2008.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2008, 2007 AND 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

/s/ KPMG LLP

March 9, 2009

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007
                                 (In thousands)

                                                                                         2008          2007
                                                                                     -----------   -----------
ASSETS
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $6,476,721 and $6,014,185)   $ 5,848,958   $ 6,054,128
   Equity securities, at fair value (cost $348,897 and $493,747)                         350,561       599,660
   Mortgage loans, net                                                                 1,250,198     1,247,183
   Finance receivables, net                                                              185,317       178,318
   Policy loans                                                                          334,986       321,063
   Private equity investments (cost $436,365 and $339,341)                               475,016       410,649
   Fixed maturity securities on loan, at fair value (amortized cost $194,767 and
      $596,078)                                                                          216,753       612,118
   Equity securities on loan, at fair value (cost $35,039 and $50,335)                    36,950        61,665
   Derivative instruments                                                                 57,413        11,584
   Other invested assets                                                                  27,045        25,838
                                                                                     -----------   -----------
      Total investments                                                                8,783,197     9,522,206
   Cash and cash equivalents                                                             576,899       265,921
   Securities held as collateral                                                         214,604       683,004
   Deferred policy acquisition costs                                                   1,025,970       894,350
   Accrued investment income                                                              87,187        83,336
   Premiums and fees receivable                                                          182,769       171,778
   Property and equipment, net                                                            85,608        85,798
   Income tax recoverable:
      Current                                                                             73,289            --
      Deferred                                                                           157,570            --
   Reinsurance recoverables                                                              849,609       820,111
   Goodwill and intangible assets, net                                                    38,552        35,532
   Other assets                                                                           60,471        72,145
   Separate account assets                                                             9,239,747    13,715,402
                                                                                     -----------   -----------
         Total assets                                                                $21,375,472   $26,349,583
                                                                                     ===========   ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy and contract account balances                                              $ 5,405,450   $ 5,115,381
   Future policy and contract benefits                                                 2,543,458     2,163,189
   Pending policy and contract claims                                                    290,344       263,009
   Other policyholder funds                                                              719,001       690,770
   Policyholder dividends payable                                                         44,363        44,320
   Unearned premiums and fees                                                            282,016       265,058
   Pension and other postretirement benefits                                             215,236       112,860
   Income tax liability:
      Current                                                                                 --        18,257
      Deferred                                                                                --       160,112
   Other liabilities                                                                     422,944       389,519
   Notes payable                                                                         125,000       125,000
   Securities lending collateral                                                         271,667       693,048
   Separate account liabilities                                                        9,239,747    13,715,402
                                                                                     -----------   -----------
      Total liabilities                                                               19,559,226    23,755,925
                                                                                     -----------   -----------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000         5,000
   Additional paid in capital                                                            179,522        95,632
   Accumulated other comprehensive income (loss)                                        (420,447)      116,573
   Retained earnings                                                                   2,052,171     2,376,453
                                                                                     -----------   -----------
      Total stockholder's equity                                                       1,816,246     2,593,658
                                                                                     -----------   -----------
         Total liabilities and stockholder's equity                                  $21,375,472   $26,349,583
                                                                                     ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                          2008         2007          2006
                                                       ----------   ----------    ---------
Revenues:
   Premiums                                            $1,862,276   $1,467,991    $1,308,939
   Policy and contract fees                               503,990      486,956       447,419
   Net investment income                                  529,216      522,370       500,400
   Net realized investment gains (losses)                (483,871)      48,255        53,403
   Finance charge income                                   53,286       49,755        44,792
   Commission income                                       73,623       69,602        64,983
   Other income                                            27,759       18,938        23,550
                                                       ----------   ----------    ----------
      Total revenues                                    2,566,279    2,663,867     2,443,486
                                                       ----------   ----------    ----------
Benefits and expenses:
   Policyholder benefits                                1,853,322    1,441,876     1,314,341
   Interest credited to policies and contracts            289,189      279,325       269,053
   General operating expenses                             482,556      464,573       413,174
   Commissions                                            176,009      158,927       159,545
   Administrative and sponsorship fees                     64,400       62,043        59,279
   Dividends to policyholders                              10,891       10,412        10,154
   Interest on notes payable                               10,419       10,301        10,318
   Amortization of deferred policy acquisition costs      237,581      176,183       177,807
   Capitalization of policy acquisition costs            (218,047)    (216,730)     (217,447)
                                                       ----------   ----------    ----------
      Total benefits and expenses                       2,906,320    2,386,910     2,196,224
                                                       ----------   ----------    ----------
         Income (loss) from operations before taxes      (340,041)     276,957       247,262
   Income tax expense (benefit):
      Current                                             (71,898)      70,600        72,736
      Deferred                                            (19,638)      10,544        (1,084)
                                                       ----------   ----------    ----------
         Total income tax expense (benefit)               (91,536)      81,144        71,652
                                                       ----------   ----------    ----------
            Net income (loss)                          $ (248,505)  $  195,813    $  175,610
                                                       ==========   ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                                           ACCUMULATED
                                                             ADDITIONAL       OTHER                        TOTAL
                                                    COMMON     PAID IN    COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                                     STOCK     CAPITAL    INCOME (LOSS)    EARNINGS        EQUITY
                                                    ------   ----------   -------------   ----------   -------------
2006:
   Balance, beginning of year                       $5,000    $ 81,632      $ 140,106     $2,091,380     $2,318,118
      Comprehensive income:
         Net income                                     --          --             --        175,610        175,610
         Other comprehensive income                     --          --         18,125             --         18,125
                                                                                                         ----------
            Total comprehensive income                                                                      193,735
      Dividends to stockholder                          --          --             --        (65,805)       (65,805)
                                                    ------    --------      ---------     ----------     ----------
   Balance, end of year                             $5,000    $ 81,632      $ 158,231     $2,201,185     $2,446,048
                                                    ======    ========      =========     ==========     ==========
2007:
   Balance, beginning of year                       $5,000    $ 81,632      $ 158,231     $2,201,185     $2,446,048
      Comprehensive income:
         Net income                                     --          --             --        195,813        195,813
         Other comprehensive loss                       --          --        (19,076)            --        (19,076)
                                                                                                         ----------
            Total comprehensive income                                                                      176,737
      Changes in accounting principle                                         (22,582)        (4,645)       (27,227)
      Dividends to stockholder                          --          --             --        (15,900)       (15,900)
      Contributions to additional paid in capital       --      14,000             --             --         14,000
                                                    ------    --------      ---------     ----------     ----------
   Balance, end of year                             $5,000    $ 95,632      $ 116,573     $2,376,453     $2,593,658
                                                    ======    ========      =========     ==========     ==========
2008:
   Balance, beginning of year                       $5,000    $ 95,632      $ 116,573     $2,376,453     $2,593,658
      Comprehensive loss:
         Net loss                                       --          --             --       (248,505)      (248,505)
         Other comprehensive loss                       --          --       (537,109)            --       (537,109)
                                                                                                         ----------
            Total comprehensive loss                                                                       (785,614)
      Changes in accounting principle                   --          --             89         (1,277)        (1,188)
      Dividends to stockholder                          --          --             --        (74,500)       (74,500)
      Contributions to additional paid in capital       --      83,890             --             --         83,890
                                                    ------    --------      ---------     ----------     ----------
   Balance, end of year                             $5,000    $179,522      $(420,447)    $2,052,171     $1,816,246
                                                    ======    ========      =========     ==========     ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                                    2008           2007           2006
                                                                -----------    -----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                               $  (248,505)   $   195,813    $   175,610
Adjustments to reconcile net income (loss) to net cash
   provided by (used for) operating activities:
      Interest credited to annuity and insurance contracts          258,007        247,577        247,040
      Fees deducted from policy and contract balances              (338,399)      (425,291)      (415,193)
      Change in future policy benefits                              295,464         22,616         59,662
      Change in other policyholder liabilities, net                  13,718         45,024         55,994
      Amortization of deferred policy acquisition costs             237,581        176,183        177,807
      Capitalization of policy acquisition costs                   (218,047)      (216,730)      (217,447)
      Change in premiums and fees receivable                        (10,990)       (17,239)       (10,975)
      Deferred tax provision                                        (19,638)        10,447         (1,084)
      Change in income tax assets / liabilities - current           (91,547)        (5,073)         2,687
      Net realized investment losses (gains)                        483,871        (48,255)       (53,403)
      Change in reinsurance recoverables                            (29,498)       (32,104)       (43,548)
      Other, net                                                    (12,060)        (9,348)        42,974
                                                                -----------    -----------    -----------
         Net cash provided by (used for) operating activities       319,957        (56,380)        20,124
                                                                -----------    -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
   Fixed maturity securities                                      1,530,573        945,590        988,202
   Equity securities                                                379,806        604,148        558,248
   Private equity investments                                        26,065         72,265         50,154
   Derivative instruments                                           120,445          1,438         (2,052)
   Other invested assets                                                901            552          2,567
Proceeds from maturities and repayments of:
   Fixed maturity securities                                        570,415        774,909        918,091
   Mortgage loans                                                   109,559         76,606         91,063
Purchases and originations of:
   Fixed maturity securities                                     (2,434,610)    (1,811,777)    (2,164,474)
   Equity securities                                               (265,118)      (438,236)      (446,201)
   Mortgage loans                                                  (112,527)      (189,938)      (204,361)
   Private equity investments                                      (110,756)       (93,322)       (75,117)
   Derivative instruments                                          (127,450)        (1,908)           (12)
   Other invested assets                                                (79)        (1,206)          (286)
Finance receivable originations or purchases                       (131,565)      (138,901)      (129,808)
Finance receivable principal payments                               116,363        116,286        107,796
Securities in transit                                                38,598          3,041         15,637
Other, net                                                          (40,981)       (62,202)       (42,021)
                                                                -----------    -----------    -----------
         Net cash used for investing activities                    (330,361)      (142,655)      (332,574)
                                                                -----------    -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance contracts              2,551,249      2,342,490      2,172,597
Withdrawals from annuity and insurance contracts                 (2,171,046)    (2,116,797)    (1,932,688)
Change in amounts drawn in excess of cash balances                   (1,834)        55,452             --
Contributed capital                                                  11,307         14,000             --
Dividends paid to stockholder                                       (74,500)       (10,500)       (65,000)
Other, net                                                            6,206         15,236         18,333
                                                                -----------    -----------    -----------
         Net cash provided by financing activities                  321,382        299,881        193,242
                                                                -----------    -----------    -----------
Net increase (decrease) in cash and cash equivalents                310,978        100,846       (119,208)
Cash and cash equivalents, beginning of year                        265,921        165,075        284,283
                                                                -----------    -----------    -----------
Cash and cash equivalents, end of year                          $   576,899    $   265,921    $   165,075
                                                                ===========    ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2008, 2007 AND 2006

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Securian Life Insurance Company (Securian Life), and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line, for the years ended December 31 were as follows:

IN THOUSANDS                                 2008         2007         2006
---------------------------------------   ----------   ----------   ----------
Individual Financial Security             $  427,726   $  465,296   $  450,164
Financial Institution Group                  294,932      295,030      288,028
Group Insurance                            1,424,342    1,327,203    1,166,882
Retirement                                   447,154      331,408      335,327
                                          ----------   ----------   ----------
   Total strategic business units          2,594,154    2,418,937    2,240,401
Subsidiaries and corporate product line      (27,875)     244,930      203,085
                                          ----------   ----------   ----------
      Total                               $2,566,279   $2,663,867   $2,443,486
                                          ==========   ==========   ==========

     The Company serves over nine million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     The Company sold its wholly-owned subsidiary, Northstar Life Insurance Company (Northstar), a New York domiciled life insurance company, to an unaffiliated insurance company on July 1, 2007. Prior to the sale transaction, a majority of the Northstar policies and contracts were transferred to Securian Life via an assumption reinsurance transaction effective June 30, 2007. The remaining policies and contracts within Northstar after the sale were 100% reinsured to Securian Life via a coinsurance agreement with an effective date of July, 1 2007. Northstar had total revenues of $3,605,000 and $7,307,000 included in the consolidated statements of operations for the years ended 2007 and 2006, respectively. The sale of Northstar did not have a material impact on the consolidated results of operations or financial position of the Company.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded in the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

     Marketable equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund (ETF) investments in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds. The Company also invests in non-marketable equity securities that are not classified as available-for-sale and are carried at cost, which approximates fair value. As of December 31, 2008 and 2007, respectively, the Company had $10,000,000 and $0 of non-marketable equity securities.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method.

     Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities are based on quoted market prices when available. Fair values of marketable equity securities are based on quoted market prices.

     For fixed maturity securities where quoted market prices are not available, generally private placement securities, securities that do not trade regularly, and embedded derivatives included in such securities, an internally developed pricing model using a commercial software application is most often used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is applied to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

     As of December 31, 2008, 85.3% of fixed maturity fair values were obtained from quoted market prices, 14.0% from the internal methods described above and 0.7% from other sources, primarily broker bids. As of December 31, 2007, 84.6% of fixed maturity fair values were obtained from quoted market prices, 14.6% from the internal methods described above and 0.8% from other sources, primarily broker bids. Due to extreme volatility in the fixed maturity markets beginning in late 2007 and throughout 2008, the Company performed additional procedures to ensure fair values obtained as of December 31, 2008 and 2007 were appropriate. The additional procedures were primarily performed on fixed maturities where the fair value obtained was less than 90% of par value which supplemented the Company's routine review of the securities valued between 90% and par. For these securities, the additional procedures performed included: review of price history and ratings, comparison of original projected returns to actual returns, analysis of underlying collateral, and documentation supporting the valuation used. During 2008, the Company also subscribed to a secondary third-party pricing service to ensure security prices recorded were reasonable. For securities that had varying prices over a certain threshold, the Company performed additional research to determine an appropriate price.

     Real estate is carried at cost less accumulated depreciation.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 14. The use of restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $19,792,000 and $15,194,000 at December 31, 2008 and 2007, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2008 and 2007 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2008 and 2007 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to elect hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. In general, these derivative instruments are used in the Company's efforts to attempt to manage risks relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in the capital market and interest rates. For economic hedges, the Company documents all its risk-management objectives and strategies for entering into various hedge transactions. Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains or, in the case of certain life insurance product hedging, in policyholder benefits in the consolidated statements of operations. Derivative instrument fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties. Interest income generated by derivative instruments is reported in net realized investment gains in the consolidated statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that either are embedded derivatives under FASB Statement No. 133 (FAS 133), ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES and related amendments and interpretations, or create economic exposure to equity and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded options, in its efforts to minimize the financial risk associated with these product guarantees.

     The Company entered into certain interest rate futures contracts to attempt to manage duration risk within certain total return managed portfolios within the general account. Due to the immateriality of the derivatives, the Company chose not to elect hedge accounting.

     In 2007, the Company utilized put options to partially hedge, on an economic basis, a known future stock distribution from one of its private equity investments. The subsequent distribution in 2007 resulted in the exercising of the put options and resulted in a $5,067,000 net realized investment gain. No similar hedging activity was initiated in 2008.

     The Company also enters into certain foreign currency derivative instruments that do not meet hedge accounting criteria. The primary purpose of these hedging activities is to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios. The Company uses short-duration spot contracts in its efforts to mitigate this risk.

     In 2008, the Company entered into a forward currency contract designed to mitigate currency risk exposure due to general operating expenses that are expected to occur within the next 12 to 18 months. Additionally, the Company utilizes short-duration forward currency contracts to mitigate currency risk related to cash transactions resulting from the Company's foreign denominated investments.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative assets with the changes in fair value reported in net realized gains and losses. As of December 31, 2008 and 2007, the Company had certain TBA mortgage dollar roll securities in the amount of $30,906,000 and $10,912,000 classified as derivative instruments. For the years ended December 31 2008, 2007, and 2006, the change in fair value of these securities included in net realized investment gains was $366,000, $25,000 and $90,000, respectively.

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent and ability to hold the security, and current economic conditions. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to fair value and the amount of the impairment is included in net realized gains and losses on the consolidated statements of operations. The fair value then becomes the new cost basis of the investment and any subsequent recoveries in fair value are recognized at disposition.

     In January 2009, the Financial Accounting Standards Board (FASB) released FASB Financial Statement of Position EITF 99-20-1 (FSP EITF 99-20-1), AMENDMENTS TO THE IMPAIRMENT GUIDANCE OF EITF 99-20. The amended pronouncement removes the exclusive reliance on market participant estimates of future cash flows when determining potential other-than-temporary impairment and allows management to apply its own reasonable judgment in assessing whether an other-than temporary impairment has occurred. The application of this pronouncement was effective October 1, 2008 and the Company adopted the guidance on a prospective basis.

     Prior to the adoption of the amended guidance in EITF 99-20-1 on October 1, 2008, the Company's accounting policy for debt and equity securities that could be contractually prepaid or otherwise settled in a way that may have limited the Company's ability to fully recover the cost, was to record an other-than-temporary impairment unless the Company had both the ability and intent to hold the investment for a reasonable period of time and the security was expected to recover within a reasonable period of time. For debt securities with beneficial interests, the Company estimated cash flows using market participant estimates over the life of purchased beneficial interests in the securitized financial assets. If the Company's estimated fair value of its beneficial interests was not greater than or equal to its carrying value based on current information and events, and if there had been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, the Company recognized an other-than-temporary impairment and recognized the purchased beneficial interest at the then current fair value. Following the adoption of EITF 99-20-1, the Company now considers both internal cash flow estimates as well as available third party information in determining the best estimates of cash flows over the life of purchased beneficial interests in the securitized financial assets.

     For non-structured debt securities, an other-than-temporary impairment is recorded when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. For equity securities, an other-than-temporary impairment is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period.

     Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all available-for-sale equity securities that have an unrealized loss position greater than $100,000 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities. Mutual funds and ETF investments are reviewed by analyzing the characteristics of the underlying investments and the outlook for the asset class along with the ability and intent to hold the investment.

     Private equity investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund.

     All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary impairment. Determination of the status of each analyzed investment as other-than-temporary or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's ability and intent generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2008 or 2007.

     Total other-than-temporary impairments for fixed maturity securities were $212,751,000, $37,500,000 and $31,356,000 for the years ended December 31,
     2008, 2007 and 2006, respectively.

     Total other-than-temporary impairments for equity securities for the years ended December 31, 2008, 2007 and 2006 were $76,792,000, $7,600,000 and $0 respectively.

     Total other-than-temporary impairments for private equity investments for the years ended December 31, 2008, 2007 and 2006 were $12,173,000, $5,470,000 and $10,868,000, respectively.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2008 and 2007. The change in valuation allowance was zero for the years ending December 31, 2008, 2007 and 2006.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SECURITIES LENDING

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations.

     Securities lending income is recorded in net investment income and was $1,285,000, $1,335,000, and $1,253,000 for the years ended December 31,
     2008, 2007, and 2006, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2008 and 2007 were $253,703,000 and $673,783,000, respectively. As of December 31, 2008 and
     2007, the fair value of the collateral associated with securities lending was $214,604,000 and $683,004,000, respectively.

     The Company recognized other-than-temporary impairments of $47,019,000 and $10,044,000 on structured investment vehicles in default contained within its securities lending collateral portfolio for the years ended December 31, 2008 and 2007, respectively. These impairments are included in net realized investment gains (losses) on the consolidated statements of operations. The Company would be required to settle the amount of the impairment by either making a cash payment or purchasing the collateral securities at cost.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2008 and 2007, the fair value of these investments included within equity securities on the consolidated balance sheets was $21,041,000 and $24,579,000, respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     Finance charge income, arising from the Company's consumer finance operations, includes finance charges, interest, and fees on finance receivables which are recorded as earned. Accrued and uncollected finance charges, interest and fees are included in finance receivables on the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual of finance charges is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or fewer late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are 60 days past due. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount, which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. The Company's general policy is to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews all assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2008 and 2007. Factors regarding economic outlook, as reviewed by a third-party and internal investment experts, and management's current view of the capital markets along with a historical analysis of long term investment returns were considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15 percent during the five-year reversion period.

     As a result of the overall poor market performance in 2008, the Company determined that the anchor date used in the mean reversion process should be reset to December 31, 2008 to better reflect current market conditions and the Company's best estimate of DAC. Resetting the anchor date resulted in an additional loss of $15,280,000 in 2008.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of deferred policy acquisition costs on the consolidated statements of operations.

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 19. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other accumulated comprehensive income (loss) on the consolidated balance sheets.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

IN THOUSANDS                    2008     2007
----------------------------   ------   ------
Balance at beginning of year   $3,121   $1,651
Capitalization                  4,950    1,499
Amortization and interest         201      (29)
                               ------   ------
Balance at end of year         $8,272   $3,121
                               ======   ======

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $37,896,000 and $35,686,000 as of December 31, 2008 and 2007, respectively, and amortized software expense of $13,714,000, $12,710,000 and $11,510,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $114,081,000 and $108,335,000 at December 31, 2008 and 2007,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2008, 2007, and 2006, was $12,136,000,
     $11,787,000, and $11,514,000, respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE INSURANCE ENTITIES. When estimating the expected gross margins for traditional life insurance products as of December 31, 2008, the Company has assumed an average rate of investment yields ranging from 5.82% to 6.06%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 19. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2008 and 2007, the total participating business in force was $1,719,000,000 and $1,732,649,000, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% at December 31, 2008 and 2007.

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     RECLASSIFICATION

     Certain 2007 and 2006 financial statement balances have been reclassified to conform to the 2008 presentation.

(3)  RISKS

     The following is a description of the significant risks facing the Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers all relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made. Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          To date, the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times and is entitled to receive from the borrower any payments for interest on such securities during the period it is pledged as collateral.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

          SECURITIES LENDING:

          The Company participated in a securities lending program, managed by a third party lending agent, where it receives cash as collateral assets in exchange for loaned securities. During most of 2007, the cash received was invested in an Enhanced Yield Trust and a Collateral Investment Trust. During 2007, the trusts invested in certain structure investment vehicles (SIVs). These SIVs were identified as having credit issues where the recovery of the investment was remote and the trusts were dissolved prior to December 31, 2007. At December 31, 2007, the credit concentration risk was attempted to be mitigated by investing the cash in individual holdings rather than trusts; however, the Company experienced additional losses on these collateral holdings in 2008 due to market value declines on the collateral. During 2008, the magnitude of the securities lending program was reduced. The Company expects any additional losses to be immaterial.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect the Company's financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2008, approximately 87.3% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and maintains a diversified investment portfolio limiting its exposure to any single issuer.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency dominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance products prove to be too aggressive (i.e., insureds on average do not live as long as expected). This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the sale of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     In January 2009, the FASB issued FSP EITF 99-20-1 which removes the exclusive reliance on market participant estimates of future cash flows and allows management to apply reasonable judgment in assessing whether an other-than-temporary impairment has occurred. The Company adopted the provisions of FSP EITF 99-20-1 on a prospective basis effective October 1, 2008.

     In December 2008, the FASB issued Financial Statement of Position No. FAS 132(R)-1 (FSP FAS 132(R)-1), EMPLOYERS' DISCLOSURES ABOUT POSTRETIREMENT BENEFIT ASSETS, which will require employers to make additional disclosures about plan assets for defined benefit and other postretirement benefit plans for periods ending after December 15, 2009. The Company is currently evaluating the impact to its financial statement disclosures due to the adoption of FSP FAS 132(R)-1.

     In April 2008, the FASB issued Financial Statement of Position No. FAS 142-3 (FSP FAS 142-3), DETERMINATION OF THE USEFUL LIFE OF INTANGIBLE ASSETS, addressing the renewal and extension assumptions used to determine the useful life of recognized intangible assets. FSP FAS 142-3 is required for fiscal years beginning after December 15, 2008 and is applicable for intangible assets acquired after the effective date. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FSP FAS 142-3.

     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133, enhancing required disclosures that should enable financial statement users to understand how and why a company uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedging items affect a company's financial position, financial performance and cash flows. The application of FAS 161 is required for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact to its financial statement disclosures due to the adoption of FAS 161.

     In December 2007, FASB issued Statement of Financial Accounting Standards No. 160 (FAS 160), NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN AMENDMENT OF ARB NO. 51. FAS 160, amends Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The application of FAS 160 is required for fiscal years beginning on or after December 15, 2008, with early adoption prohibited. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 160.

     In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141, revised 2007 (FAS 141(R)), BUSINESS COMBINATIONS. FAS 141(R) improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides about a business combination and its effects. FAS 141(R) retains the fundamental requirements in FAS 141, BUSINESS COMBINATIONS, that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. The application of FAS 141(R) is required for business combinations in which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 141(R).

     In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159), THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES, INCLUDING AN AMENDMENT OF FASB STATEMENT No. 115. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The application of FAS 159 is required for fiscal years beginning after November 15, 2007. The adoption of FAS 159 did not impact the Company's consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. The Company will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provision outlined within FAS 159.

     In September 2006, the FASB released Statement of Financial Accounting Standards No. 158 (FAS 158), EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS, AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106, AND 132(R). FAS 158 requires an employer to recognize the funded status of a defined benefit pension and other postretirement plan as an asset or liability in its consolidated balance sheets and to recognize changes in funded status in the year in which the changes occur through other comprehensive income (loss). In addition, FAS 158 requires an employer to measure the funded status of a plan as of the date of its year-end financial statements. For employers without publicly traded equity securities, recognition of the funded status of a benefit plan is required to be adopted for fiscal years ending after June 15, 2007. The requirement to measure the funded status of a plan as of the date of its year-end financial statements is required for fiscal years ending after December 15, 2008. The Company adopted the requirement to recognize the funded status of its benefit plans as of December 31, 2007, which resulted in a $22,562,000 decrease to accumulated other comprehensive income (loss), net of taxes. The Company adopted the requirement to measure the funded status as of the date of its year-end financial statements on December 31, 2008, which resulted in a $1,277,000 decrease to retained earnings, net of taxes and a $89,000 increase to accumulated other comprehensive income (loss), net of taxes.

     In September 2006, the FASB released Statement of Financial Accounting Standards No. 157 (FAS 157), FAIR VALUE MEASUREMENTS. FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures regarding fair value measurements. The application of FAS 157 was initially required for fiscal years beginning after November 15, 2007. During February 2008, the FASB issued FASB Staff Position No. FAS 157-2, EFFECTIVE DATE OF FASB STATEMENT NO. 157, which delayed the effective date of FAS 157 until fiscal years beginning after November 15, 2008 for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. During October 2008, the FASB issued FSP FAS 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET WHEN THE MARKET FOR THAT ASSET IS NOT ACTIVE, effective upon issuance clarified the application of FAS 157 in an inactive market, including: how internal assumptions should be considered when measuring fair value, how observable market information that is not active should be considered and how the use of market quotes should be used when assessing observable and unobservable data. There was no material impact to the Company's financial statements, other than disclosures, as a result of the adoption of FAS 157 and its related FSP's in 2008.

     In September 2006, the U.S. Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108), CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, MATERIALITY, regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. Any material errors in existence at the beginning of the fiscal year ending after November 15, 2006, may have been corrected through a one-time cumulative effect adjustment to beginning of year retained earnings. There was no material impact to the Company's consolidated results of operations or financial position due to the adoption of SAB 108 in 2006.

     In June 2006, the FASB issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109, ACCOUNTING FOR INCOME TAXES (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, disclosure and transition. The application of FIN 48 was required for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007, which resulted in a cumulative effect adjustment to increase retained earnings $1,681,000, net of taxes.

     In February 2006, the FASB released Statement of Financial Accounting Standards No. 155 (FAS 155), ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS, AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140. In summary, this pronouncement: (1) permits fair value re-measurement for any hybrid instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies accounting for interest-only strips and principal-only strips; (3) requires evaluation of interest in securitized financial assets to identify interests that contain derivatives; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) eliminates the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative. The application of FAS 155 was effective for all financial instruments acquired or issued after the beginning of the fiscal year that begins after September 15, 2006. The adoption of FAS 155 had no material impact to the consolidated results of operations or financial position of the Company.

     In November 2005, the FASB issued FSP-FAS 115-1 and 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, which addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. This staff position also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures regarding unrealized losses that have not been recognized as other-than-temporary impairments. The Company's other-than-temporary policy was not impacted by the adoption of this staff position as the Company's policy was already consistent with the resulting guidance.

     In September 2005, AcSEC of the AICPA issued Statement of Position 05-1 (SOP 05-1), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS. This statement provides guidance on accounting for DAC on internal replacements and investment contracts other than those specifically described by FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. This statement was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1, effective January 1, 2007 which resulted in a cumulative effect adjustment to decrease retained earnings by $6,326,000, net of taxes and decrease accumulated other comprehensive income by $20,000, net of taxes.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154 (FAS 154), ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3. This document establishes retrospective application for a change in accounting principle, if practicable, unless specifically addressed in transition guidance within an accounting pronouncement. The document also provides guidance for determining whether retroactive treatment is impracticable. In addition the document addresses reporting of a correction of an error and restating previously issued financial statements. FAS 154 was effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

     In December 2004, the FASB issued Statement of Financial Accounting Standards No. 153 (FAS 153), EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The adoption of FAS 153 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2008 and 2007. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     As described in note 4, the Company adopted FAS 157 effective January 1, 2008 for its financial assets and financial liabilities that are measured at fair value. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

     FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     Under FAS 157, the Company is required to categorize its financial assets and financial liabilities recorded in the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, publicly traded corporate bonds, structured notes, municipal bonds, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

     Level 3 - Prices or valuations that require significant unobservable inputs. The types of assets and liabilities utilizing Level 3 valuations generally include mortgage and asset backed securities, certain privately placed corporate bonds and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Refer to note 2 for additional information on techniques used to measure fair value and any changes in those techniques during 2008.

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring basis as of December 31, 2008:

IN THOUSANDS                                      LEVEL 1     LEVEL 2      LEVEL 3      TOTAL
---------------------------------------------   ----------   ----------   --------   -----------
Fixed maturity securities, available for sale   $   34,592   $4,912,184   $902,182   $ 5,848,958
Equity securities, available for sale              340,235           --        326       340,561
Fixed maturity securities on loan                  109,172      107,581         --       216,753
Equity securities on loan                           36,950           --         --        36,950
Derivative instruments                                   9       57,404         --        57,413
                                                ----------   ----------   --------   -----------
   Total investments                               520,958    5,077,169    902,508     6,500,635
Cash equivalents                                   463,326       33,425         --       496,751
Securities held as collateral                       13,528      201,076         --       214,604
Separate account assets                          8,977,964      259,683      2,100     9,239,747
                                                ----------   ----------   --------   -----------
   Total financial assets                       $9,975,776   $5,571,353   $904,608   $16,451,737
                                                ==========   ==========   ========   ===========
Policy and contract account balances (1)        $       --   $       --   $  2,398   $     2,398
Future policy and contact benefits (1)                  --           --    107,175       107,175
Securities lending collateral                       13,528      258,139         --       271,667
                                                ----------   ----------   --------   -----------
   Total financial liabilities                  $   13,528   $  258,139   $109,573   $   381,240
                                                ==========   ==========   ========   ===========

(1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2008:

                                                  FIXED
                                                MATURITY       EQUITY
                                               SECURITIES,   SECURITIES,    SEPARATE       TOTAL
                                                AVAILABLE     AVAILABLE      ACCOUNT     FINANCIAL
IN THOUSANDS                                    FOR SALE      FOR SALE     ASSETS (2)     ASSETS
--------------------------------------------   -----------   -----------   ----------   ----------
Balance as of January 1, 2008                  $ 1,059,806     $ 2,369      $ 10,061    $1,072,236
Total realized and unrealized gains (losses)
   included in:
      Net loss (1)                                 (19,029)       (428)       (2,516)      (21,973)
      Other comprehensive loss                    (151,755)         89            --      (151,666)
Purchases, sales and settlements, net               (2,736)     (1,819)          (52)       (4,607)
Net transfers in (out) of Level 3                   15,896         115        (5,393)       10,618
                                               -----------     -------      --------    ----------
         Balance as of December 31, 2008       $   902,182     $   326      $  2,100    $  904,608
                                               ===========     =======      ========    ==========
Change in unrealized gains (losses) included
   in net loss related to assets held at
      December 31, 2008                                 --          --        (2,516)       (2,516)

(1) The amounts included in this row are reported in net realized investment gains (losses) on the consolidated statements of operations.

(2) The net realized gain (loss) on separate account assets is attributable to policy and contract holders and, therefore, is not included in the Company's net loss.

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2008:

                                                POLICY AND     FUTURE
                                                 CONTRACT    POLICY AND      TOTAL
                                                  ACCOUNT     CONTRACT     FINANCIAL
IN THOUSANDS                                     BALANCES     BENEFITS    LIABILITIES
---------------------------------------------   ----------   ----------   -----------
Balance as of January 1, 2008                     $1,727      $ 12,986      $ 14,713
Total realized and unrealized gains (losses)
   included in:
      Net loss (1)                                   671        94,599        95,270
      Other comprehensive loss                        --            --            --
Sales, issuances and settlements, net                 --          (410)         (410)
Net transfers in (out) of Level 3                     --            --            --
                                                  ------      --------      --------
         Balance as of December 31, 2008          $2,398      $107,175      $109,673
                                                  ======      ========      ========
Change in unrealized (gains) losses included
   in net loss related to liabilities held at
      December 31, 2008                              671        94,792        95,463

(1) The amounts included in this row are reported in net realized investment gains (losses) on the consolidated statements of operations.

     The Company did not have any assets or liabilities reported in fair value on a nonrecurring basis required to be disclosed under FAS 157.

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

     Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for finance receivables, policy loans, and private equity investments approximate the assets' fair values.

     The interest rates on finance receivables outstanding as of December 31, 2008 and 2007, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2008 and 2007 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The fair value of notes payable is estimated using rates currently available to the Company for debt with similar terms and remaining maturities.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                      2008                    2007
                             ---------------------   ---------------------
                              CARRYING      FAIR      CARRYING      FAIR
IN THOUSANDS                   AMOUNT      VALUE       AMOUNT      VALUE
--------------------------   ---------   ---------   ---------   ---------
Mortgage loans, net          1,250,198   1,181,272   1,247,183   1,263,148
Finance receivables, net       185,317     185,317     178,318     178,318
Policy loans                   334,986     334,986     321,063     321,063
Private equity investments     475,016     475,016     410,649     410,649

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                      2008                      2007
                             ----------------------   -----------------------
                              CARRYING       FAIR      CARRYING       FAIR
IN THOUSANDS                   AMOUNT       VALUE       AMOUNT       VALUE
-------------------------    ----------  ----------   ----------   ----------
Deferred annuities           $2,005,003  $1,991,314   $1,885,096   $1,878,689
Annuity certain contracts        56,112      54,981       56,110       56,878
Other fund deposits           1,403,133   1,419,365    1,285,747    1,285,275
Supplementary contracts
   without life
   contingencies                 52,524      52,524       48,274       48,274
Notes payable                   125,000     127,179      125,000      127,132

(6)  INVESTMENTS

     Net investment income for the years ended December 31 was as follows:

IN THOUSANDS                                      2008        2007       2006
---------------------------------------------   --------    --------   --------
Fixed maturity securities                       $406,958    $401,629   $392,210
Equity securities                                 20,886      23,593     20,997
Mortgage loans                                    80,917      76,246     70,711
Policy loans                                      24,040      22,522     21,592
Cash equivalents                                   4,921      10,312      8,514
Private equity investments                         5,266       2,577        302
Derivative instruments                              (101)         53        (27)
Other invested assets                              3,005       2,459      2,533
                                                --------    --------   --------
   Gross investment income                       545,892     539,391    516,832
Investment expenses                              (16,676)    (17,021)   (16,432)
                                                --------    --------   --------
   Total                                        $529,216    $522,370   $500,400
                                                ========    ========   ========

     Net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                                       2008       2007       2006
---------------------------------------------   ---------   --------   --------
Fixed maturity securities                       $(290,059)  $(50,010)  $(41,722)
Equity securities                                 (93,986)    83,580     76,134
Private equity investments                         (2,070)    32,516     18,058
Derivative instruments                            (50,844)    (7,921)       812
Other invested assets                                 107        134        121
Securities held as collateral                     (47,019)   (10,044)        --
                                                ---------   --------   --------
   Total                                        $(483,871)  $ 48,255   $ 53,403
                                                =========   ========   ========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

IN THOUSANDS                                       2008       2007       2006
---------------------------------------------   ---------   --------   --------
Fixed maturity securities, available for sale
   Gross realized gains                         $  15,997   $ 22,237   $  6,189
   Gross realized losses                         (306,056)   (72,247)   (47,911)
Equity securities:
   Gross realized gains                            49,028    108,727     95,587
   Gross realized losses                         (143,014)   (25,147)   (19,453)
Private equity investments:
   Gross realized gains                            10,173     38,064     29,165
   Gross realized losses                          (12,243)    (5,548)   (11,107)

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                          GROSS UNREALIZED
IN THOUSANDS                                AMORTIZED   -------------------      FAIR
DECEMBER 31, 2008                             COST        GAINS     LOSSES       VALUE
----------------------------------------   ----------   --------   --------   ----------
   U.S. government                         $   36,673   $  7,819   $    133   $   44,359
   Agencies not backed by the full faith
      and credit of the U.S. government        34,250      4,530      1,351       37,429
   Foreign governments                          4,196        463         --        4,659
   Corporate securities                     3,556,936     35,167    345,102    3,247,001
   Asset-backed securities                    370,439      2,880     66,245      307,074
   Mortgage-backed securities               2,474,227     55,813    321,604    2,208,436
                                           ----------   --------   --------   ----------
      Total fixed maturities                6,476,721    106,672    734,435    5,848,958
   Equity securities - unaffiliated           348,897     26,175     24,511      350,561
                                           ----------   --------   --------   ----------
         Total                             $6,825,618   $132,847   $758,946   $6,199,519
                                           ==========   ========   ========   ==========

                                                          GROSS UNREALIZED
IN THOUSANDS                                AMORTIZED   -------------------      FAIR
DECEMBER 31, 2007                             COST        GAINS      LOSSES      VALUE
----------------------------------------   ----------   --------    -------   ----------
   U.S. government                         $   33,619   $    470    $     1   $   34,088
   Agencies not backed by the full faith
      and credit of the U.S. government        18,289      2,090         41       20,338
   Foreign governments                          5,285        113         --        5,398
   Corporate securities                     3,326,219     71,356     43,792    3,353,783
   Asset-backed securities                    268,193      2,719      5,455      265,457
   Mortgage-backed securities               2,362,580     37,529     25,045    2,375,064
                                           ----------   --------    -------   ----------
      Total fixed maturities                6,014,185    114,277     74,334    6,054,128
   Equity securities - unaffiliated           493,747    120,536     14,623      599,660
                                           ----------   --------    -------   ----------
         Total                             $6,507,932   $234,813    $88,957   $6,653,788
                                           ==========   ========    =======   ==========

     The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                       GROSS UNREALIZED
IN THOUSANDS                               AMORTIZED   ----------------     FAIR
DECEMBER 31, 2008                             COST      GAINS    LOSSES     VALUE
----------------------------------------   ---------   -------   ------   --------
   U.S. government                          $ 94,122   $18,559   $    9   $112,672
   Agencies not backed by the full faith
      and credit of the U.S. government       35,841     1,276       --     37,117
   Corporate securities                       14,330       372      760     13,942
   Mortgage-backed securities                 50,474     2,568       20     53,022
                                            --------   -------   ------   --------
      Total fixed maturities                 194,767    22,775      789    216,753
   Equity securities - unaffiliated           35,039     3,038    1,127     36,950
                                            --------   -------   ------   --------
         Total                              $229,806   $25,813   $1,916   $253,703
                                            ========   =======   ======   ========

                                                       GROSS UNREALIZED
IN THOUSANDS                               AMORTIZED   ----------------     FAIR
DECEMBER 31, 2007                             COST      GAINS    LOSSES     VALUE
----------------------------------------   ---------   -------   ------   --------
   U.S. government                          $ 97,291   $10,642   $   --   $107,933
   Agencies not backed by the full faith
      and credit of the U.S. government       34,466     1,221        2     35,685
   Corporate securities                       19,028       165    1,349     17,844
   Asset-backed securities                   102,588       755      177    103,166
   Mortgage-backed securities                342,705     5,871    1,086    347,490
                                            --------   -------   ------   --------
      Total fixed maturities                 596,078    18,654    2,614    612,118
   Equity securities - unaffiliated           50,335    16,209    4,879     61,665
                                            --------   -------   ------   --------
         Total                              $646,413   $34,863   $7,493   $673,783
                                            ========   =======   ======   ========

     The amortized cost and fair value of fixed maturity securities at December 31, 2008, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                    AVAILABLE-FOR-SALE
                                            AVAILABLE-FOR-SALE      SECURITIES ON LOAN
                                         -----------------------   --------------------
                                          AMORTIZED      FAIR      AMORTIZED     FAIR
IN THOUSANDS                                 COST        VALUE        COST       VALUE
--------------------------------------   ----------   ----------   ---------   --------
Due in one year or less                  $  239,531   $  237,039    $ 33,002   $ 33,482
Due after one year through five years     1,282,175    1,223,663      34,121     34,831
Due after five years through ten years    2,052,148    1,806,832      27,597     31,625
Due after ten years                         428,640      372,988      49,573     63,793
                                         ----------   ----------    --------   --------
                                          4,002,494    3,640,522     144,293    163,731
Mortgage-backed securities                2,474,227    2,208,436      50,474     53,022
                                         ----------   ----------    --------   --------
   Total                                 $6,476,721   $5,848,958    $194,767   $216,753
                                         ==========   ==========    ========   ========

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2008                           FAIR VALUE      COST        LOSSES
-----------------------------------------   ----------   ----------   ----------
U.S. government securities
      Less than 12 months                   $      343   $      476    $    133
      12 months or greater                          --           --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      Less than 12 months                        2,797        4,000       1,203
      12 months or greater                         952        1,100         148
Corporate securities
      Less than 12 months                    1,810,209    2,019,010     208,801
      12 months or greater                     429,023      565,324     136,301
Mortgage and asset-backed securities
      Less than 12 months                      925,535    1,191,449     265,914
      12 months or greater                     178,854      300,789     121,935
Equity securities - unaffiliated
      Less than 12 months                       78,202       96,686      18,484
      12 months or greater                      29,192       35,219       6,027

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2007                           FAIR VALUE      COST        LOSSES
-----------------------------------------   ----------    --------    ----------
U.S. government securities
      Less than 12 months                    $    499     $    500     $     1
      12 months or greater                         --           --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      Less than 12 months                       2,823        2,856          33
      12 months or greater                        429          437           8
Corporate securities
      Less than 12 months                     720,360      744,800      24,440
      12 months or greater                    552,978      572,330      19,352
Mortgage and asset-backed securities
      Less than 12 months                     379,584      401,644      22,060
      12 months or greater                    333,185      341,625       8,440
Equity securities - unaffiliated
      Less than 12 months                     114,705      126,577      11,872
      12 months or greater                     31,662       34,413       2,751

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2008                           FAIR VALUE       COST       LOSSES
-----------------------------------------   ----------      ------    ----------
U.S. government securities
      Less than 12 months                     $4,751        $4,760      $    9
      12 months or greater                        --            --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      Less than 12 months                         --            --          --
      12 months or greater                        --            --          --
Corporate securities
      Less than 12 months                      6,862         7,242         380
      12 months or greater                     2,749         3,129         380
Mortgage and asset-backed securities
      Less than 12 months                      2,299         2,319          20
      12 months or greater                        --            --          --
Equity securities - unaffiliated
      Less than 12 months                      5,520         6,629       1,109
      12 months or greater                       106           124          18

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2007                           FAIR VALUE       COST       LOSSES
-----------------------------------------   ----------     -------    ----------
U.S. government securities
      Less than 12 months                     $    --      $    --      $   --
      12 months or greater                         --           --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      12 months or greater                      2,073        2,075           2
      Greater than 12 months                       --           --          --
Corporate securities
      Less than 12 months                       6,781        7,604         823
      12 months or greater                      4,737        5,263         526
Mortgage and asset-backed securities
      Less than 12 months                      70,912       71,384         472
      12 months or greater                     91,095       91,886         791
Equity securities - unaffiliated
      Less than 12 months                      12,849       16,418       3,569
      12 months or greater                      1,375        2,685       1,310

     Unrealized losses on fixed maturities were primarily concentrated in corporate bonds and structured asset and mortgage-backed securities. The increase in unrealized losses was primarily the result of widening credit spreads and poor U.S. economic conditions. Based upon the valuation of these securities in accordance with the Company's accounting policies outlined in note 2, and the ability and intent of the Company to hold the securities until recovery of carrying value, management has determined that these securities are not other-than-temporarily impaired as of December 31, 2008.

     For equity securities, independent research supports prices that will return the securities to original cost or higher within a reasonable period and, therefore, management has determined that these securities are not other-than-temporarily impaired as of December 31, 2008.

     At December 31, 2008 and 2007, no specific mortgage loans were considered impaired. As of December 31, 2008 and 2007, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. Provisions for credit losses or charge-offs for the years ended December 31, 2008, 2007, and 2006 were zero.

     The Company did not collect any interest income on impaired mortgages in 2008, 2007, or 2006.

     At December 31, 2008 and 2007, fixed maturity securities and cash equivalents with a carrying value of $17,609,000 and $18,033,000, respectively, were on deposit with various regulatory authorities as required by law.

(7)  VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51, subsequently revised in December of 2003 (FIN 46-R). The provisions of FIN 46-R for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46-R is the beginning of the first period beginning after December 15, 2004. FIN 46-R changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46-R is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. As of December 31, 2008 and 2007, the Company had identified one VIE for which it was the primary beneficiary. The Company held an investment in a trust for which it was the primary beneficiary and where results were consolidated in the Company's financial results. The assets held under this VIE as of December 31, 2008 and 2007 were $4,972,000 and $5,172,000, respectively and are included in other invested assets on the consolidated balance sheets.

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated, as detailed below:

IN THOUSANDS                                     MAXIMUM
DECEMBER 31, 2008            TOTAL ASSETS   EXPOSURE TO LOSS
--------------------------   ------------   ----------------
Private equity investments      $28,008          $25,080
Other invested assets             2,286            2,286

IN THOUSANDS                                     MAXIMUM
DECEMBER 31, 2007            TOTAL ASSETS   EXPOSURE TO LOSS
--------------------------   ------------   ----------------
Private equity investments      $50,048          $32,999
Other invested assets             2,286            2,286

(8)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

IN THOUSANDS                       2008         2007
------------------------------   --------    --------
Direct installment loans         $223,889    $212,965
Retail installment notes           30,633      32,608
Accrued interest                    4,289       3,928
                                 --------    --------
   Gross receivables              258,811     249,501
Unearned finance charges          (63,125)    (61,116)
Allowance for losses              (10,369)    (10,067)
                                 --------    --------
      Finance receivables, net   $185,317    $178,318
                                 ========    ========

     Direct installment loans, at December 31, 2008 and 2007, consisted of $153,144,000 and $145,969,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $13,329,000 and $11,882,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2008 were as follows:

IN THOUSANDS
-------------------------------------------------------------
2009                                                            $ 27,340
2010                                                              58,697
2011                                                              90,777
2012                                                              15,320
2013                                                                 964
2014 and thereafter                                                2,588
                                                                --------
   Total finance receivables, net of unearned finance charges    195,686
Allowance for losses                                             (10,369)
                                                                --------
      Finance receivables, net                                  $185,317
                                                                ========

     During the years ended December 31, 2008, 2007 and 2006, principal cash collections of direct installment loans were $74,441,000, $74,751,000 and $71,630,000, respectively, and the percentages of these cash collections to average net balances were 47%, 51% and 54%, respectively. Retail installment notes' principal cash collections were $38,200,000, $37,987,000 and $32,941,000, respectively, and the percentages of these cash collections to average net balances were 149%, 146% and 145% for the years ended December 31, 2008, 2007 and 2006, respectively.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at both December 31, 2008 and 2007 was 5.3%.

     Changes in the allowance for losses for the years ended December 31 were as follows:

IN THOUSANDS                     2008       2007      2006
----------------------------   --------   -------   -------
Balance at beginning of year   $ 10,067   $ 9,227   $ 8,292
Provision for credit losses       8,487     7,018     5,890
Charge-offs                     (11,907)   (9,741)   (8,183)
Recoveries                        3,722     3,549     3,228
Allowance on bulk purchases          --        14        --
                               --------   -------   -------
Balance at end of year         $ 10,369   $10,067   $ 9,227
                               ========   =======   =======

     At December 31, 2008 and 2007, the recorded investments in certain direct installment loans were considered to be impaired. The balances of such loans at December 31, 2008 and 2007 and the related allowance for losses were as follows:

                                INSTALLMENT
IN THOUSANDS                       LOANS
-----------------------------   -----------
Balances at December 31, 2008       $ 97
Related allowance for losses        $ 63
Balances at December 31, 2007       $143
Related allowance for losses        $ 93

     All loans deemed to be impaired are placed on non-accrual status. Interest income on impaired loans is recognized on a cash basis. The average balance of impaired loans during the years ended December 31, 2008 and 2007 was $128,000 and $149,000, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2008 or 2007.

     The net investment in receivables on which the accrual of finance charges and interest was suspended at and which are being accounted for on a cash basis at December 31, 2008 and 2007 was $22,654,000 and $21,706,000,
     respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2008 and 2007.

(9)  INCOME TAXES

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

IN THOUSANDS                                             2008       2007       2006
---------------------------------------------------   ----------   --------   --------
Computed tax expense (benefit)                        $(119,014)  $ 96,935   $ 86,542
Difference between computed and actual tax expense:
   Dividends received deduction                          (7,278)   (10,734)   (10,992)
   Tax credits                                           (5,257)    (6,532)    (2,793)
   Change in valuation allowance                         36,995          6         --
   Expense adjustments and other                          3,018      1,469     (1,105)
                                                      ---------   --------   --------
      Total tax expense (benefit)                     $ (91,536)  $ 81,144   $ 71,652
                                                      =========   ========   ========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset (liability) at December 31 were as follows:

IN THOUSANDS                                                2008        2007
------------------------------------------------------   ---------   ---------
Deferred tax assets:
   Policyholder liabilities                              $      --   $   6,357
   Pension and postretirement benefits                      86,330      36,747
   Tax deferred policy acquisition costs                   120,119     112,439
   Deferred gain on individual disability coinsurance       10,746      12,171
   Net realized capital losses                             141,493      50,595
   Net unrealized capital losses                           201,650          --
   Ceding commissions and goodwill                           4,327       6,226
   Other                                                     8,031       7,334
                                                         ---------   ---------
      Gross deferred tax assets                            572,696     231,869
   Less valuation allowance                                (37,001)         (6)
                                                         ---------   ---------
      Deferred tax assets, net of valuation allowance      535,695     231,863
Deferred tax liabilities:
   Policyholder liabilities                                 28,538          --
   Deferred policy acquisition costs                       286,772     249,169
   Premiums                                                 31,048      28,876
   Real estate and property and equipment depreciation       7,398       7,222
   Basis difference on investments                           7,008       7,923
   Net unrealized capital gains                                 --      85,335
   Other                                                    17,361      13,450
                                                         ---------   ---------
      Gross deferred tax liabilities                       378,125     391,975
                                                         ---------   ---------
         Net deferred tax asset (liability)              $ 157,570   $(160,112)
                                                         =========   =========

     The Company has recorded a valuation allowance as of December 31, 2008 related to capital losses and tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain capital losses and certain state operating loss carryforwards will not be realized. A valuation allowance was held as of December 31, 2007 for state operating loss carryforwards.

     At December 31, 2008, state net operating loss carryforwards were $662,000, the majority of which will expire beginning in 2017.

     The increase in deferred tax asset valuation allowance for the years ended December 31, 2008, 2007, and 2006, were $36,995,000, $6,000 and $0, respectively.

     Income taxes paid for the years ended December 31, 2008, 2007, and 2006, were $17,073,000, $76,551,000 and $70,018,000, respectively.

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

IN THOUSANDS                                                 2008       2007
--------------------------------------------------------   -------    -------
Balance at beginning of year                               $20,191    $14,938
Additions based on tax positions related to current year       881      5,303
Additions for tax positions of prior years                   5,206      2,227
Reductions for tax positions of prior years                 (1,562)    (2,277)
                                                           -------    -------
Balance at end of year                                     $24,716    $20,191
                                                           =======    =======

     Included in the balance of unrecognized tax benefits at December 31, 2008 are potential benefits of $6,324,000 that, if recognized, would affect the effective tax rate on income from operations.

     Upon adoption of FIN 48 on January 1, 2007, the Company classifies all interest and penalties related to tax uncertainties as income tax expense. Prior to adoption, interest was classified as general operating expense. As of December 31, 2008, accrued interest and penalties of $2,374,000 are recorded as current income tax liability on the consolidated balance sheets and $989,000 is recognized as a current income tax expense on the consolidated statements of operations.

     At December 31, 2008, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

     In December 2006, the Internal Revenue Service (IRS) completed their audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2003 and 2004. The Company accrued for its applicable share of the taxes assessed as a result of the audit. In May 2007, the audit was re-opened by the Congressional Joint Committee on Taxation for a specific industry-wide issue. This examination was completed in June 2008 with one disputed issue. The Company paid the taxes assessed for the agreed issues in August 2008. For the one disputed issue, the Company made a Section 6603 deposit and is currently in appeals with the IRS Office of Appeals. The consolidated tax returns for 2005, 2006, and 2007 are currently under examination by the IRS. The Company believes that any additional taxes refunded or assessed as a result of Appeals or the current examination will not have a material effect on its financial position.

(10) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has non-contributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. In 2009, the Company expects to contribute the amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

     The Company has an unfunded non-contributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans, and a non-contributory defined benefit plan which provides certain agents with benefits.

(10) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company also has other postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has a 401(h) account through its non-contributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute $5,600,000 to the 401(h) account in 2009, and may contribute additional tax deductible amounts.

     As described in note 4, the Company adopted FAS 158 on December 31, 2007. The adoption of FAS 158 required the recognition of the funded status of pension and other postretirement plans on the consolidated balance sheets and eliminated the requirement to recognize a minimum pension liability as a component of accumulated other comprehensive income. Upon adoption of FAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of net actuarial losses, prior service costs and the remaining amount of net transition obligation that had not yet been included in net periodic benefit cost. The following table summarizes the adjustments to the December 31, 2007 consolidated balance sheet as a result of adopting FAS 158:

                                                         BEFORE                      AFTER
                                                        ADOPTION    ADOPTION OF    ADOPTION
IN THOUSANDS                                           OF FAS 158     FAS 158     OF FAS 158
----------------------------------------------------   ----------   -----------   ----------
Other assets:
   Prepaid pension asset                                $ 46,708     $(23,882)     $ 22,826
   Intangible asset                                           27          (27)           --
Other liabilities:
   Accrued benefit cost - pension                        (44,430)     (14,822)      (59,252)
   Accrued benefit cost - other postretirement plans     (58,751)       4,021       (54,730)
Accumulated other comprehensive income                    (4,563)     (34,710)      (39,273)

     As described in note 4, effective December 31, 2008 the Company adopted the requirement to measure the funded status for its pension and other postretirement plans as of the date of its year-end financial statements. Prior to implementation of this change, the measurement date for the majority of the Company's pension and other postretirement plans was December 1. Upon adoption of the change in measurement date, the Company recorded a decrease to retained earnings of $1,277,000, net of taxes, and an increase to accumulated other comprehensive income (loss) of $89,000, net of tax.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                          PENSION BENEFITS         OTHER BENEFITS
                                                                       ---------------------    --------------------
IN THOUSANDS                                                              2008        2007        2008        2007
--------------------------------------------------------------------   ---------    --------    --------    --------
Change in benefit obligation:
Benefit obligation at beginning of year                                $ 449,373    $448,102    $ 62,057    $ 63,196
FAS 158 measurement date change                                            4,083          --         526          --
Service cost                                                              17,659      18,528       2,208       2,385
Interest cost                                                             28,675      25,878       4,106       3,665
Amendments                                                                    --         (96)         --          --
Actuarial (gain) loss                                                     17,877     (33,629)     19,916      (5,487)
Benefits paid                                                            (11,209)     (9,410)     (2,345)     (1,702)
                                                                       ---------    --------    --------    --------
Benefit obligation at end of year                                      $ 506,456    $449,373    $ 86,468    $ 62,057
                                                                       =========    ========    ========    ========
Change in plan assets:
Fair value of plan assets at beginning of year                         $ 392,947    $333,565    $  7,327    $  4,924
FAS 158 measurement date change                                            2,731          --          49          --
Actual return on plan assets                                             (85,350)     28,599      (2,983)        339
Employer contribution                                                     70,209      40,193       6,594       3,766
Benefits paid                                                            (11,209)     (9,410)     (2,345)     (1,702)
                                                                       ---------    --------    --------    --------
Fair value of plan assets at end of year                               $ 369,328    $392,947    $  8,642    $  7,327
                                                                       =========    ========    ========    ========
Net amount recognized:
Funded status                                                          $(137,128)   $(56,426)   $(77,826)   $(54,730)
Contributions after measurement date                                          --      20,000          --          --
                                                                       ---------    --------    --------    --------
Net amount recognized                                                  $(137,128)   $(36,426)   $(77,826)   $(54,730)
                                                                       =========    ========    ========    ========
Amounts recognized on the consolidated balance sheets:
Prepaid benefit cost                                                   $     282    $ 21,704    $     --    $     --
Accrued benefit cost                                                    (137,410)    (58,130)    (77,826)    (54,730)
                                                                       ---------    --------    --------    --------
Net amount recognized                                                  $(137,128)   $(36,426)   $(77,826)   $(54,730)
                                                                       =========    ========    ========    ========
Amounts recognized in accumulated other comprehensive income (loss):
Prior service benefit                                                  $   3,133    $  3,613    $ 10,654    $ 11,887
Net actuarial loss                                                      (177,738)    (46,906)    (30,900)     (7,866)
                                                                       ---------    --------    --------    --------
Accumulated other comprehensive income (loss) at end of year           $(174,605)   $(43,293)   $(20,246)   $  4,021
                                                                       =========    ========    ========    ========

                                                   PENSION BENEFITS       OTHER BENEFITS
                                                 --------------------   -------------------
IN THOUSANDS                                        2008       2007       2008       2007
----------------------------------------------   ---------   --------   --------   --------
Accumulated benefit obligation                   $ 362,352   $332,870   $ 86,467    $62,057
Plans with accumulated benefit obligation in
   excess of plan assets:
Projected benefit obligation                     $  70,622   $ 87,887
Accumulated benefit obligation                      49,455     71,473
Fair value of plan assets                           12,055     29,757
Weighted average assumptions used to determine
   benefit obligations:
Discount rate                                         5.78%      6.40%      5.77%      6.37%
Rate of compensation increase                         5.72%      5.71%        --         --
Components of net periodic benefit cost:
Service cost                                     $  17,659   $ 18,528   $  2,208    $ 2,385
Interest cost                                       28,675     25,878      4,106      3,665
Expected return on plan assets                     (30,649)   (25,625)      (590)      (411)
Transition obligation amortization                      --        548         --         --
Prior service benefit amortization                    (443)      (443)    (1,139)    (1,139)
Recognized net actuarial loss                        2,810      7,573        420        692
                                                 ---------   --------   --------    -------
Net periodic benefit cost                        $  18,052   $ 26,459   $  5,005    $ 5,192
                                                 =========   ========   ========    =======
Other changes in plan assets and benefit
   obligations recognized in other
   comprehensive income (loss):
Minimum pension liability                        $      --   $  1,389   $     --    $    --
Initial adoption of FAS 158                             --    (38,731)        --      4,021
Net loss (gain)                                   (133,876)        --    (23,488)        --
Amortization of prior service benefit                 (443)        --     (1,139)        --
Amortization of net loss                             2,810         --        420         --
                                                 ---------   --------   --------    -------
Total recognized in other comprehensive
   income (loss)                                 $(131,509)  $(37,343)  $(24,207)   $ 4,021
                                                 =========   ========   ========    =======

     The estimated prior service benefit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
     (loss) into net periodic benefit cost in 2009 are $444,000 and $4,961,000 respectively. The estimated prior service benefit and net actuarial loss for the other postretirement plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2009 are $1,139,000 and $1,455,000, respectively.

                                           PENSION BENEFITS    OTHER BENEFITS
                                           ----------------   ----------------
                                             2008    2007       2008    2007
                                             ----    ----       ----    ----
Weighted average assumptions used to
   determine net periodic benefit costs:
Discount rate                                6.40%   5.69%      6.37%   5.71%
Expected long-term return on plan assets     7.77%   7.80%      7.00%   7.00%
Rate of compensation increase                5.71%   5.71%        --      --

     Estimated future benefit payments for pension and other postretirement plans:

                PENSION    OTHER     MEDICARE
IN THOUSANDS   BENEFITS   BENEFITS    SUBSIDY
------------   --------   --------   --------
2009           $ 10,284    $ 2,415    $  123
2010             11,512      2,645       135
2011             13,010      2,889       150
2012             14,611      3,134       171
2013             17,522      3,433       192
2014 - 2018     113,111     20,955     1,247

     For measurement purposes, a 8.5% and 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2008 and 2007, respectively. The rate was assumed to decrease gradually to 5.5% for 2015 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2008 and 2007. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2008 by $11,841,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2008 by $855,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2008 by $9,774,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2008 by $710,000.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate bonds and Treasury par curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                    2008   2007
                                    ----   ----
Equity securities                    41%    58%
Debt securities                      50%    35%
Insurance company general account     9%     7%

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to a level which will keep (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses to levels deemed tolerable.

     The target asset allocation as of December 31, 2008, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                   50% to 68%
Debt securities                     22% to 41%
Insurance company general account    9% to 12%
Other                                0% to  2%

     The primary investment objective of the postretirement plans is to balance capital appreciation and preservation. These plan assets are currently allocated to 43% equity securities and 57% debt securities. The target asset allocation as of December 31, 2008 is 50% equity securities and 50% debt securities.

     PROFIT SHARING PLANS

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2008, 2007, and 2006 of $10,087,000, $11,603,000 and $10,970,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(11) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

IN THOUSANDS                          2008        2007        2006
--------------------------------    --------    --------    --------
Balance at January 1                $602,622    $599,610    $584,771
   Less: reinsurance recoverable     530,178     523,490     507,076
                                    --------    --------    --------
Net balance at January 1              72,444      76,120      77,695
                                    --------    --------    --------
Incurred related to:
   Current year                       74,163      72,665      68,017
   Prior years                        (2,145)     (1,467)      1,098
                                    --------    --------    --------
Total incurred                        72,018      71,198      69,115
                                    --------    --------    --------
Paid related to:
   Current year                       45,694      42,755      37,453
   Prior years                        31,003      31,619      33,237
                                    --------    --------    --------
Total paid                            76,697      74,374      70,690
                                    --------    --------    --------
Disposition of subsidiary                 --        (500)         --
                                    --------    --------    --------
Net balance at December 31            67,765      72,444      76,120
   Plus: reinsurance recoverable     539,315     530,178     523,490
                                    --------    --------    --------
Balance at December 31              $607,080    $602,622    $599,610
                                    ========    ========    ========

     In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred decreased by $2,145,000 and $1,467,000 in 2008 and 2007, respectively, and increased $1,098,000 in 2006. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(12) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

IN THOUSANDS             2008          2007          2006
-------------------   ----------    ----------    ----------
Direct premiums       $1,619,867    $1,226,867    $1,086,913
Reinsurance assumed      429,597       419,933       374,505
Reinsurance ceded       (187,188)     (178,809)     (152,479)
                      ----------    ----------    ----------
   Net premiums       $1,862,276    $1,467,991    $1,308,939
                      ==========    ==========    ==========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $166,794,000, $164,063,000 and $142,801,000 during 2008, 2007, and 2006, respectively.

     On March 7, 2006, the Company entered into a coinsurance agreement with American United Life Insurance Company whereby group life and accident and health accounts representing 1,030 group contracts with associated policy and claim liabilities of approximately $33,256,000 were transferred to the Company effective May 1, 2006 along with assets of $19,607,000. The Company paid a ceding commission in exchange for the liability transfer. Including the ceding commission, total expenses of $13,933,000 were capitalized and included within deferred policy acquisition costs on the consolidated balance sheets. This amount is being amortized over the life of the underlying block of policies included in the coinsurance agreement.

(13) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2008, 2007 or 2006.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

IN THOUSANDS                                                2008         2007
------------------------------------------------------   ----------   ----------
Return of net deposits:
   In the event of death
      Account value                                      $1,362,207   $1,966,562
      Net amount at risk                                 $  246,130   $    3,867
      Average attained age of contractholders                  56.1         51.2
   As withdrawals are taken
      Account value                                      $  358,692   $  296,165
      Net amount at risk                                 $  103,740   $      635
      Average attained age of contractholders                  62.3         61.7
Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $   93,251   $  141,756
      Net amount at risk                                 $   47,165   $    1,840
      Average attained age of contractholders                  66.2         57.3
   At annuitization
      Account value                                      $  210,615   $  317,320
      Net amount at risk                                 $       --   $       --
      Weighted average period remaining until expected
         annuitization (in years)                               6.9          7.8
Highest specified anniversary account value:
   In the event of death
      Account value                                      $  418,762   $  649,088
      Net amount at risk                                 $  184,013   $    4,703
      Average attained age of contractholders                  56.6         52.0
Guaranteed payout annuity floor:
      Account value                                      $   41,879   $   73,820
      Net amount at risk                                 $       97   $        7
      Average attained age of contractholders                  69.2         68.3

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

IN THOUSANDS                                                2008         2007
---------------------------------------------           -----------  -----------
Account value (general and separate accounts)           $ 1,877,645  $ 2,566,056
Net amount at risk                                      $37,363,075  $36,423,948
Average attained age of policyholders                          48.0         47.0

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2008 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED   UNIVERSAL LIFE
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL    AND VARIABLE
IN THOUSANDS                   INCOME BENEFITS        FLOOR         BENEFIT         LIFE
----------------------------   ---------------   --------------   ----------   --------------
Balance at beginning of year       $ 1,501           $ 7,957        $ 5,029        $12,066
Incurred guarantee benefits          5,717            16,376         78,224         11,874
Paid guaranteed benefits            (1,257)             (410)            --         (7,693)
                                   -------           -------        -------        -------
Balance at end of year             $ 5,961           $23,923        $83,253        $16,247
                                   =======           =======        =======        =======

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2007 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED   UNIVERSAL LIFE
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL    AND VARIABLE
IN THOUSANDS                   INCOME BENEFITS        FLOOR         BENEFIT         LIFE
----------------------------   ---------------   --------------   ----------   --------------
Balance at beginning of year        $  714           $5,816         $ (575)        $ 7,200
Incurred guarantee benefits            891            2,211          5,604          10,617
Paid guaranteed benefits              (104)             (70)            --          (5,751)
                                    ------           ------         ------         -------
Balance at end of year              $1,501           $7,957         $5,029         $12,066
                                    ======           ======         ======         =======

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives under FAS 133 and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2008 and 2007 (except where noted otherwise):

     - For 2008, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.

     - For 2007, data was compiled from 1,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using all of these scenarios.

     - Mean investment performance was 7.96% and 9.14% for 2008 and 2007, respectively, and is consistent with DAC projections over a 10 year period.

     -    Annualized monthly standard deviation was 15.28% for 2008 and 2007.

     -    Assumed mortality was 100% of the 1983a table.

     - Lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.

     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2008 and 2007 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.

     -    Assumed mortality was 100% of pricing levels.

     -    Lapse rates varied by policy duration, ranging from 2% to 9%.

     -    General account discount rate was 5.0% for 2008 and 2007.

     -    Separate account discount rate was 7.73% for 2008 and 2007.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

               VARIABLE ANNUITY CONTRACTS   VARIABLE LIFE CONTRACTS
               --------------------------   -----------------------
IN THOUSANDS        2008         2007          2008         2007
------------     ----------   ----------    ----------   ----------
Equity           $1,150,572   $1,907,397    $1,084,011   $1,715,573
Bond                276,207      346,938       120,114      127,669
Balanced            264,336      305,451       125,477      211,332
Money market         92,373       68,508        52,999       37,463
Mortgage             84,874      124,606        49,325       63,253
Real estate          47,737       78,326        29,192       44,140
                 ----------   ----------    ----------   ----------
   Total         $1,916,099   $2,831,226    $1,461,118   $2,199,430
                 ==========   ==========    ==========   ==========

(14) UNREMITTED PREMIUMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2008 and 2007, the liability associated with unremitted premiums payable was $19,792,000 and $15,194,000, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2008 and 2007, the Company had restricted the use of $19,792,000 and $15,194,000, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(15) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2008 and 2007, the approved accrued interest was $3,008,000. At December 31, 2008 and 2007, the balance of the surplus notes was $125,000,000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2008 and 2007, accumulated amortization was $592,000 and $545,000, respectively.

     At December 31, 2008, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2009, $0; 2010, $0; 2011, $0; 2012, $0; 2013, $0; thereafter $125,000,000.

     Interest paid on the notes for the years ended December 31, 2008, 2007 and 2006, was $10,419,000, $10,301,000 and $10,318,000, respectively.

(16) BUSINESS COMBINATIONS

     During 2008, the Company acquired certain insurance related agencies. The aggregate cash purchase price of $5,300,000 was allocated to various assets and liabilities including $3,872,000 to finite-lived intangible assets and $1,810,000 to goodwill. The Company may be required to pay up to $5,080,000 of additional cash consideration for the 2008 acquisitions subject to specific performance targets in the first three years following the transactions. Any additional cash consideration paid would be recorded as goodwill. The Company also accrued additional minimum consideration it expects to pay in relation to a 2006 acquisition. This additional consideration of $300,000 was recorded as goodwill.

     During 2007, the Company paid additional consideration of $19,072,000 related to its acquisition of Allied Solutions, LLC (Allied) in 2004, all of which was recorded as goodwill. The Company had accrued for $13,572,000 of the additional consideration as of December 31, 2006 and recorded the remaining amount of $5,500,000 in 2007.

     All acquisitions have been accounted for using the purchase method of accounting, as required by FASB Statement No. 141, BUSINESS COMBINATIONS (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value. The effects of the acquisitions are immaterial to the Company's consolidated statements of operation and financial position.

(17) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                     2008      2007
----------------------------   -------   -------
Balance at beginning of year   $30,671   $25,171
Additions                        2,110     5,500
                               -------   -------
Balance at end of year         $32,781   $30,671
                               =======   =======

     Annual impairment testing of goodwill was completed in 2008. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Company's evaluation of goodwill completed during 2008 resulted in no impairment losses.

     The amount of intangible assets, excluding the value of business acquired assets (VOBA), included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                     2008      2007
----------------------------   -------   -------
Balance at beginning of year   $ 4,861   $ 7,281
Acquisitions                     3,872        --
Amortization                    (2,962)   (2,420)
                               -------   -------
Balance at end of year         $ 5,771   $ 4,861
                               =======   =======

     The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2008 include non-compete agreements amortizable on a straight-line basis over three years and customer lists and agent relationships amortizable over their assigned economic useful lives. The remaining intangible assets consist of a non-compete agreement and customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The non-compete agreement is amortized on a straight-line basis over three years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2008, 2007 or 2006.

     Intangible asset amortization expense for 2008, 2007 and 2006 in the amount of $2,962,000, $2,420,000 and $2,947,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2009, $1,912,000; 2010, $1,132,000; 2011,
     $890,000; 2012, $726,000; 2013, $620,000.

(18) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $13,099,000, $13,608,000 and $13,137,000 during 2008, 2007 and 2006, respectively. As of
     December 31, 2008 and 2007, the amount due to Advantus under these agreements was $3,958,000 and $3,975,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $2,689,000, $4,329,000 and $4,235,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2008, 2007 and 2006, the amounts transferred were $12,103,000, $14,775,000, and
     $13,699,000, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2008 and 2007, the amount payable to the Company was $11,930,000 and $11,917,000, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2008, 2007, and 2006 were $54,587,000, $52,352,000 and $48,565,000, respectively.

     In 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2008, 2007 and 2006 for this policy and paid claims totaling $1,850,000 in 2007. No claims were paid during 2008 and 2006. As of December 31, 2008 and 2007, reserves held under this policy were $12,904,000 and $17,506,000, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $4,166,000, $1,052,000 and $1,362,000 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2008, 2007 and 2006, respectively. As of December 31, 2008 and 2007, commission revenue due to the Company from its affiliates was $299,000 and $354,000, respectively.

(19) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income (loss), adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of comprehensive income (loss) and related tax effects, other than net income (loss) are illustrated below:

IN THOUSANDS                                                  2008        2007       2006
-------------------------------------------------------   -----------   --------   --------
Other comprehensive income (loss), before tax:
   Unrealized gains (losses) on securities                $(1,194,199)  $ 36,661   $ 68,829
      Reclassification adjustment for
         (gains) losses included in net income (loss)         386,114    (66,086)   (52,470)
   Adjustment to deferred policy acquisition costs            151,153     (2,410)     9,184
   Adjustment to reserves                                      11,007     (2,673)     8,555
   Adjustment to unearned policy and contract fees            (31,074)       754     (1,131)
   Adjustment to pension and other postretirement plans      (155,716)     1,389     (3,380)
                                                          -----------   --------   --------
                                                             (832,715)   (32,365)    29,587
   Income tax (expense) benefit related to items of
      other comprehensive income (loss)                       295,606     13,289    (11,462)
                                                          -----------   --------   --------
   Other comprehensive income (loss), net of tax          $  (537,109)  $(19,076)  $ 18,125
                                                          ===========   ========   ========

     The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

IN THOUSANDS                                                 2008        2007
----------------------------------------------------      ---------   ---------
Gross unrealized gains                                    $ 217,692   $ 351,438
Gross unrealized losses                                    (781,247)   (106,908)
Adjustment to deferred policy acquisition costs             141,340      (9,813)
Adjustment to reserves                                       (6,706)    (17,713)
Adjustment to unearned policy and contract fees             (28,978)      2,096
Adjustment to pension and other postretirement plans       (194,852)    (39,273)
                                                          ---------   ---------
                                                           (652,751)    179,827
Deferred federal income taxes                               232,304     (63,254)
                                                          ---------   ---------
   Net accumulated other comprehensive income (loss)      $(420,447)  $ 116,573
                                                          =========   =========

(20) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     The Company declared and paid dividends to Securian Financial Group, Inc. for the years ended December 31 as follows:

IN THOUSANDS          2008      2007      2006
-----------------   -------   -------   -------
Equity securities   $    --   $ 5,400   $   805
Cash                 74,500    10,500    65,000
                    -------   -------   -------
   Total            $74,500   $15,900   $65,805
                    =======   =======   =======

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2008 statutory results, the maximum amount available for the payment of dividends during 2009 by Minnesota Life Insurance Company without prior regulatory approval is $143,199,000.

     For the years ended December 31, Securian Financial Group, Inc. contributed capital to the Company as follows:

IN THOUSANDS                   2008      2007    2006
--------------------------   -------   -------   ----
Fixed maturity securities    $ 7,452   $    --    $--
Equity securities             47,850        --     --
Private equity investments    15,482        --     --
Cash                          11,307    14,000     --
Deferred tax asset             1,799        --     --
                             -------   -------    ---
   Total                     $83,890   $14,000    $--
                             =======   =======    ===

(21) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2008 and 2007, these securities were reported at fair value of $30,906,000 and $10,912,000, respectively.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $229,742,000 as of December 31, 2008. The Company estimates that $92,000,000 of these commitments will be invested in 2009, with the remaining $137,742,000 invested over the next four years.

     As of December 31, 2008, the Company had committed to purchase mortgage loans totaling $450,000 but had not completed the purchase transactions.

     As of December 31, 2008, the Company had committed to purchase corporate bonds totaling $4,975,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2009, $11,267,000; 2010, $11,267,000; 2011, $11,267,000; 2012, $11,267,000;
     2013, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2009, $760,000; 2010, $615,000; 2011, $463,000; 2012, $291,000; 2013, $282,000.
     Lease expense net of sub-lease income for the years ended December 31, 2008, 2007 and 2006 was $8,502,000, $8,670,000, and $8,558,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2009, $3,969,000; 2010, $3,088,000; 2011, $1,891,000; 2012, $1,327,000; 2013, $1,141,000.

     At December 31, 2008, the Company had guaranteed the payment of $72,700,000 policyholder dividends and discretionary amounts payable in 2009. The Company has pledged fixed maturity securities, valued at $78,527,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2008 and 2007 the assets held in trust were $642,731,000 and $632,083,000, respectively. These assets are not reflected in the accompanying consolidated balance sheets.

     Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2010. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2008 and 2007 was approximately $3,041,000, and $1,780,000, respectively.

     The Company has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and may be amended, modified or waived with written consent by the parties to the agreement. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2008 and 2007 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,794,000 and $1,611,000 as of December 31, 2008 and 2007, respectively. These assets are being amortized over a five-year period.

(22) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 20 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiary exceeded the minimum RBC requirements for the years ended December 31, 2008, 2007 and 2006.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income (loss) of $(232,266,000) in 2008, $186,648,000 in 2007, and $172,804,000 in 2006.
     Statutory surplus of these operations was $1,431,990,000 and $1,818,067,000 as of December 31, 2008 and 2007, respectively.

(23) SUBSEQUENT EVENTS

     In February 2009, the Company declared and paid a cash dividend to SFG in the amount of $8,000,000.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2008
                                 (In thousands)

                                                                                   AS SHOWN
                                                                                    ON THE
                                                                   MARKET        CONSOLIDATED
TYPE OF INVESTMENT                                   COST (3)       VALUE     BALANCE SHEET (1)
-------------------------------------------------   ----------   ----------   -----------------
Fixed maturity securities
    U.S. government                                 $   36,673   $   44,359       $   44,359
    Agencies not backed by the full faith and
       credit of the U.S. government                    34,250       37,429           37,429
    Foreign governments                                  4,196        4,659            4,659
    Public utilities                                   546,413      518,425          518,425
    Asset-backed securities                            370,439      307,074          307,074
    Mortgage-backed securities                       2,474,227    2,208,436        2,208,436
    All other corporate fixed maturity securities    3,010,523    2,728,576        2,728,576
                                                    ----------   ----------       ----------
       Total fixed maturity securities               6,476,721    5,848,958        5,848,958
                                                    ----------   ----------       ----------
Equity securities:
    Common stocks:
       Public utilities                                  2,285        1,950            1,950
       Banks, trusts and insurance companies            53,174       55,131           55,131
       Industrial, miscellaneous and all other         290,219      291,425          291,425
    Nonredeemable preferred stocks                       3,219        2,055            2,055
                                                    ----------   ----------       ----------
       Total equity securities                         348,897      350,561          350,561
                                                    ----------   ----------       ----------
Mortgage loans on real estate                        1,250,198       xxxxxx        1,250,198
Real estate (2)                                            167       xxxxxx              167
Policy loans                                           334,986       xxxxxx          334,986
Other investments                                      212,195       xxxxxx          212,195
Private equity investments                             436,365       xxxxxx          475,016
Derivative investments                                  57,413       xxxxxx           57,413
Fixed maturity securities on loan                      194,767       xxxxxx          216,753
Equity securities on loan                               35,039       xxxxxx           36,950
                                                    ----------                    ----------
       Total                                         2,521,130       xxxxxx        2,583,678
                                                    ----------                    ----------
Total investments                                   $9,346,748       xxxxxx       $8,783,197
                                                    ==========                    ==========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                        AS OF DECEMBER 31,
                       ----------------------------------------------------
                                    FUTURE POLICY
                         DEFERRED     BENEFITS,                OTHER POLICY
                          POLICY   LOSSES, CLAIMS               CLAIMS AND
                       ACQUISITION AND SETTLEMENT   UNEARNED     BENEFITS
        SEGMENT           COSTS     EXPENSES (1)  PREMIUMS (2)    PAYABLE
---------------------- ----------- -------------- ------------ ------------
2008:
   Life insurance       $  725,980   $3,081,751     $243,388     $259,668
   Accident and
      health insurance      67,384      735,159       38,549       30,629
   Annuity                 232,606    4,131,998           79           47
                        ----------   ----------     --------     --------
                        $1,025,970   $7,948,908     $282,016     $290,344
                        ==========   ==========     ========     ========
2007:
   Life insurance       $  640,808   $2,992,361     $222,637     $232,343
   Accident and
      health insurance      66,883      727,728       42,345       30,588
   Annuity                 186,659    3,558,481           76           78
                        ----------   ----------     --------     --------
                        $  894,350   $7,278,570     $265,058     $263,009
                        ==========   ==========     ========     ========
2006:
   Life insurance       $  636,082   $2,901,304     $222,080     $199,244
   Accident and
      health insurance      67,863      723,513       44,017       26,211
   Annuity                 168,636    3,578,597           42           48
                        ----------   ----------     --------     --------
                        $  872,581   $7,203,414     $266,139     $225,503
                        ==========   ==========     ========     ========

                                           FOR THE YEARS ENDED DECEMBER 31,
                       ------------------------------------------------------------------------
                                                             AMORTIZATION
                                                 BENEFITS,    OF DEFERRED
                                       NET    CLAIMS, LOSSES    POLICY      OTHER
                         PREMIUM   INVESTMENT AND SETTLEMENT  ACQUISITION OPERATING   PREMIUMS
         SEGMENT       REVENUE (3)   INCOME    EXPENSES (5)     COSTS      EXPENSES WRITTEN (4)
---------------------- ----------- ---------- -------------- ------------ --------- -----------
2008:
   Life insurance       $1,810,444  $307,256    $1,626,544     $173,942    $487,256
   Accident and
      health insurance     154,952    12,113        65,372       19,657      91,637
   Annuity                 400,870   209,847       461,486       43,982     154,491
                        ----------  --------    ----------     --------    --------     ---
                        $2,366,266  $529,216    $2,153,402     $237,581    $733,384     $--
                        ==========  ========    ==========     ========    ========     ===
2007:
   Life insurance       $1,646,730  $302,117    $1,466,006     $128,940    $466,857     $--
   Accident and
      health insurance     161,056    12,477        71,751       18,032      91,294      --
   Annuity                 147,161   207,776       193,856       29,211     137,693      --
                        ----------  --------    ----------     --------    --------     ---
                        $1,954,947  $522,370    $1,731,613     $176,183    $695,844     $--
                        ==========  ========    ==========     ========    ========     ===
2006:
   Life insurance       $1,476,332  $276,838    $1,337,338     $130,272    $433,882     $--
   Accident and
      health insurance     144,927    12,187        62,301       17,126      83,475      --
   Annuity                 135,099   211,375       193,909       30,409     124,959      --
                        ----------  --------    ----------     --------    --------     ---
                        $1,756,358  $500,400    $1,593,548     $177,807    $642,316     $--
                        ==========  ========    ==========     ========    ========     ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                                                                    PERCENTAGE
                                                          CEDED TO    ASSUMED FROM                   OF AMOUNT
                                             GROSS         OTHER          OTHER          NET          ASSUMED
                                            AMOUNT       COMPANIES      COMPANIES       AMOUNT        TO NET
                                         ------------   -----------   ------------   ------------   ----------
2008: Life insurance in force            $551,339,006   $87,113,914   $179,254,141   $643,479,233      27.9%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $  1,099,198   $   101,695   $    416,489   $  1,413,992      29.5%
         Accident and health insurance        227,337        85,493         13,108        154,952       8.5%
         Annuity                              293,332            --             --        293,332       0.0%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,619,867   $   187,188   $    429,597   $  1,862,276      23.1%
                                         ============   ===========   ============   ============
2007: Life insurance in force            $475,804,865   $75,404,207   $158,001,860   $558,402,518      28.3%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $    965,515   $    93,133   $    405,267   $  1,277,649      31.7%
         Accident and health insurance        232,066        85,676         14,666        161,056       9.1%
         Annuity                               29,286            --             --         29,286       0.0%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,226,867   $   178,809   $    419,933   $  1,467,991      28.6%
                                         ============   ===========   ============   ============
2006: Life insurance in force            $419,319,492   $63,028,552   $154,997,537   $511,288,477      30.3%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $    834,505   $    67,063   $    364,099   $  1,131,541      32.2%
         Accident and health insurance        220,054        85,416         10,289        144,927       7.1%
         Annuity                               32,354            --            117         32,471       0.4%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,086,913   $   152,479   $    374,505   $  1,308,939      28.6%
                                         ============   ===========   ============   ============

See accompanying report of independent registered public accounting firm.

                                    PART C

                              OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information


Form N-4

Item Number     Caption in Other Information

   24.          Financial Statements and Exhibits

   25.          Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.          Number of Contract Owners

   28.          Indemnification

   29.          Principal Underwriters

   30.          Location of Accounts and Records

   31.          Management Services

   32.          Undertakings

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


   (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2008, are included in Part B of this filing and consist of the following:

        1.  Report of Independent Registered Public Accounting Firm.



        2.  Statements of Assets and Liabilities, as of December 31, 2008.

        3.  Statements of Operations, year or period ended December 31, 2008.

        4. Statements of Changes in Net Assets, years or periods ended December 31, 2008 and 2007.


        5.  Notes to Financial Statements.

   (b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

        1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and subsidiaries.


        2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2008 and 2007.

        3. Consolidated Statements of Operations - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008, 2007 and 2006.

        4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008, 2007 and 2006.

        5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008, 2007 and 2006.

        6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008, 2007 and 2006.

        7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2008.

        8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008 and 2007.

        9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008, 2007 and 2006.


   (c) Exhibits

        1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, is hereby incorporated by reference.

        2.  Not applicable.

        3. The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc.

        4.  (a) The Flexible Payment Deferred Variable Annuity, form
                84-9091 previously filed April 23, 1997 as exhibit
                24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (b) The Single Payment Deferred Variable Annuity, form 84-9092 previously filed April 23, 1997 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (c) The Qualified Plan Agreement, form 84-9094 previously filed
                April 23, 1997 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (d) The Retirement Certificate, form MHC-83-9060 previously filed
                March 1, 1999 as Exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (e) The Endorsement, form 86-9135 previously filed April 23, 1997 as Exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (f) The Endorsement, form 87-9171 previously filed April 23, 1997 as
                Exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (g) The Flexible Payment Deferred Variable Annuity Contract, form
                MHC-84-9091 Rev. 1-88 previously filed April 23, 1997 as
                Exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (h) The Single Payment Deferred Variable Annuity Contract, form
                MHC-84-9092 Rev. 1-88 previously filed April 23, 1997 as
                Exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (i) Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed March 1, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (j) Rider, Texas Optional Retirement Program, form F. 22976 Rev.
                9-81 previously filed April 23, 1997 as Exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (k) The Flexible Payment Deferred Variable Annuity Contract, form
                84-9091 Rev. 3-91 previously filed April 23, 1997 as
                Exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (l) Endorsement, form 91-9256 previously filed April 23, 1997 as
                Exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (m) The Single Payment Deferred Variable Annuity Contract, form 84-
                9092 Rev. 3-91 previously filed April 23, 1997 as
                Exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (n) Endorsement, form 91-9257 previously filed April 23, 1997 as
                Exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (o) Single Payment Deferred Variable Annuity Contract, form number MHC-92-9284 previously filed March 1, 1999 as
                Exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (p) Flexible Payment Deferred Variable Annuity Contract, form number MHC-92-9283 previously filed March 1, 1999 as Exhibit 24(c)(4)(q) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (q) Individual Retirement Annuity (IRA) Agreement, SEP,
                Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed March 1, 1999 as Exhibit 24(c)(4)(r) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (r) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed March 1, 1999 as Exhibit 24(c)(4)(s) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

        5.  (a) Amendment to the Application, Texas Optional Retirement
                Program, form 81-9013 previously filed April 23, 1997 as this exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (b) Variable Annuity Application, form number 99-70020 Rev. 5-2001, previously filed April 24, 2000 as this exhibit 24(c)(5)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 18, is hereby incorporated by reference.

            (c) Variable Annuity Application, form number 92-9286 Rev. 9-1997 previously filed April 23, 1997 as this exhibit 24(c)(5)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

        6.  Certificate of Incorporation and Bylaws.
            (a) Restated Certificate of Incorporation of Minnesota Life
                Insurance Company previously filed March 1, 1999 as this
                exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

            (b) Bylaws of Minnesota Life Insurance Company previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

        7.  Not applicable.
        8. (a) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Company previously filed on September 7, 2007 as exhibit 23(b)(3) to Advantus Series Fund's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 35, is hereby incorporated by reference.

            (b) Fund Participation Agreement between Janus Aspen Series, Janus
                Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                 (i) Addendum Dated May 1, 2000 to Fund Participation Agreement
                     between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                (ii) Amendment to Fund Participation Agreement between Janus
                     Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (iii) Amendment Dated December 1, 2002 to Fund Participation
                     Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                (iv) Amendment Dated March 1, 2004 to Fund Participation
                     Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                 (v) Amendment dated May 1, 2005 to the Fund Participation
                     Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                (vi) Amendment Number Two to the Fund Participation
                     Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(8)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (vii) Amendment Number Seven to the Fund Participation Agreement
                     between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

            (c) Amended and Restated Participation Agreement among Variable
                Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as
                Exhibit 26(h)(3) to Minnesota Life's Variable Universal Life Account Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (d) Fund Shareholder Services Agreement between Minnesota Life
                Insurance Company and Ascend Financial Services, Inc. filed February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

            (e) Investment Accounting Agreement between Securian Financial
                Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(e)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                 (i) First Amendment to Investment Accounting Agreement
                     between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (f) Administration Agreement between Securian Financial Group, Inc.
                and State Street Bank and Trust Company filed February 26,
                2003 as exhibit 24(c)(8)(f) to Variable Annuity Account's
                Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                 (i) First Amendment to Administration Agreement between
                     Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as
                     Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (g) Participation Agreement by and among Minnesota Life Insurance
                Company, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. filed April 30, 2003 as exhibit 27(h)(12) to Minnesota Life
                Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

           (h) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30,
                          2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (iii) Amendment No. 3 to Participation Agreement between
                          Franklin Templeton variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                     (iv) Amendment No. 4 to Participation Agreement among
                          Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6,
                          File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                      (v) Amendment No. 5 to Participation Agreement among
                          Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                     (vi) Amendment No. 6 to Participation Agreement among
                          Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on October 4, 2007 as
                          Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 3, is hereby incorporated by reference.

           (i) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                      (i) Amendment Number One to the Target Funds Participation
                          Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.


                     (ii) Second Amendment to the Target Funds Participation
                          Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(a)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.


           (j)  Shareholder Information Agreement between Advantus Series
                Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

           (k) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

           (l) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

           (m) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (n) Rule 22c-2 Shareholder Information Agreement by and between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.

        9.  Opinion and consent of Michael P. Boyle, Esq.
       10.  Consent of KPMG LLP.

       11.  Not applicable.

       12.  Not applicable.

       13.  Minnesota Life Insurance Company Power of Attorney
            To Sign Registration Statements

ITEM 25.  DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY


NAME AND PRINCIPAL                                          POSITION AND OFFICES
BUSINESS ADDRESS                                            WITH MINNESOTA LIFE
------------------                                          --------------------
Brian C. Anderson                                           Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                                            Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                                              Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John J. Coughlan                                            Director
XATA Corporation
151 East Cliff Road
Burnsville, MN 55337

Susan L. Ebertz                                             Vice President - Group Insurance
Minnesota Life Insurance Company                            Services
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                                             Senior Vice President - Life
Minnesota Life Insurance Company                            Product Manufacturing
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                                           Vice President - Life
Minnesota Life Insurance Company                            New Business
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                               Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                                          Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Thomas A. Gustafson                                         Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mark B. Hier                                                Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                                              Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

James E. Johnson                                            Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Wilford J. Kavanaugh                                        Senior Vice President - Individual
Minnesota Life Insurance Company                            Distribution Management
400 Robert Street North
St. Paul, MN  55101

Daniel H. Kruse                                             Second Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                                            Vice President, Treasurer and Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                                         Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                                           Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert M. Olafson                                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

H. Geoffrey Peterson                                        Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                                         Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dennis E. Prohofsky                                         Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dwayne C. Radel                                             Director, Senior Vice President and General Counsel
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                                             Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                                           Chairman, President and Chief
Minnesota Life Insurance Company                            Executive Officer
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                                            Director, Executive Vice President
Minnesota Life Insurance Company                            & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                           Director, Executive Vice President
Minnesota Life Insurance Company                            and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.
     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:



     Securian Ventures, Inc.
     Securian Financial Network, Inc.
     Minnesota Life Insurance Company
     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company
     CNL Financial Corporation (Georgia)
     Capital Financial Group, Inc. (Maryland)
     H. Beck, Inc. (Maryland)
     CFG Insurance Services, Inc. (Maryland)


Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Personal Finance Company LLC (Delaware)
     Enterprise Holding Corporation
     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Lafayette Litho, Inc.
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.


Wholly-owned subsidiaries of CNL Financial Corporation:

     Cherokee National Life Insurance Company (Georgia)
     CNL/Insurance America, Inc. (Georgia)
     CNL/Resource Marketing Corporation (Georgia)


Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:


     Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

     CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of February 3, 2009, the number of holders of securities of the Registrant were as follows:




                                         Number of Record
             Title of Class                  Holders
             --------------              ----------------
        Variable Annuity Contracts           18,386



ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29.  PRINCIPAL UNDERWRITERS

        (a) Securian Financial Services, Inc. currently acts as principal underwriter for the following investment companies:
            Variable Fund D
            Variable Annuity Account
            Minnesota Life Variable Life Account
            Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
            Securian Life Variable Universal Life Account

        (b) Directors and Officers of Securian Financial Services, Inc.:

                        DIRECTORS AND OFFICERS OF UNDERWRITER

                                                   POSITIONS AND
NAME AND PRINCIPAL                                 OFFICES
BUSINESS ADDRESS                                   WITH UNDERWRITER
---------------------------------                  ------------------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Lynda S. Czarnetzki                                Vice President - Financial Management
Securian Financial Services, Inc.                  and Treasurer
400 Robert Street North
St. Paul, MN 55101

Dwayne C. Radel                                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101

Richard A. Diehl                                   Vice President and
Securian Financial Services, Inc.                  Chief Investment Officer
400 Robert Street North
St. Paul, MN 55101

Scott C. Thorson                                   Vice President - Operations
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                                Vice President - Business and Market Development
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

         (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



  Name of     Net Underwriting   Compensation on
 Principal     Discounts and       Redemption or      Brokerage       Other
Underwriter     Commissions        Annuitization     Commissions   Compensation
-----------   ----------------   ----------------    -----------   ------------
Securian
Financial
Services, Inc.  $25,216,983



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 2-97564, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                               SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 27th day of April, 2009.


                                   VARIABLE ANNUITY ACCOUNT
                                   (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)

                                   By  /s/ Robert L. Senkler
                                     -----------------------------------

                                             Robert L. Senkler
                                        Chairman of the Board, President
                                          and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and State of Minnesota, on the 27th day of April, 2009.


                                   MINNESOTA LIFE INSURANCE COMPANY

                                   BY  /s/ Robert L. Senkler
                                     -----------------------------------

                                             Robert L. Senkler
                                        Chairman of the Board, President
                                          and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.



              Signature                     Title                                       Date
              ---------                     -----                                       ----
/s/ Robert L. Senkler                       Chairman, President and                     April 27, 2009
----------------------------                Chief Executive Officer
Robert L. Senkler

*                                           Director
----------------------------
Mary K. Brainerd

                                            Director
*
----------------------------
John W. Castro

*                                           Director
----------------------------
John J. Coughlan

*                                           Director
----------------------------
Sara H. Gavin

*                                           Director
----------------------------
John F. Grundhofer

                                            Director
*
----------------------------
John H. Hooley

*                                           Director
----------------------------
Dennis E. Prohofsky

*                                           Director
----------------------------
Dwayne C. Radel

                                            Director
----------------------------
Trudy A. Rautio

*                                           Director
----------------------------
Randy F. Wallake

*                                           Director
----------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                       Executive Vice President                    April 27, 2009
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief financial officer)

/s/ Warren J. Zaccaro                       Executive Vice President                    April 27, 2009
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief accounting officer)

/s/ David J. LePlavy                        Vice President, Treasurer                   April 27, 2009
----------------------------                and Controller (treasurer)
David J. LePlavy

/s/ Dwayne C. Radel                         Director and Attorney-in-Fact               April 27, 2009
----------------------------
Dwayne C. Radel

* Pursuant to power of attorney dated February 10, 2009, a copy of which is filed herewith.

                                    EXHIBIT INDEX

Exhibit Number       Description of Exhibit
--------------       ----------------------

      3.             The Amended and Restated Distribution Agreement between
                     Minnesota Life Insurance Company and Securian Financial
                     Services, Inc.

      9.             Opinion and consent of Michael P. Boyle, Esq.

      10.            Consent of KPMG LLP

      13.            Minnesota Life Insurance Company Power of Attorney To Sign
                     Registration Statements